United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-23149

Thrivent Core Funds
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson, Secretary and Chief Legal Officer
Thrivent Core Funds
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-7190
Date of fiscal year end: October 31
Date of reporting period: April 28, 2023

Item 1. Report to Stockholders

(a)

A copy of the registrant’s report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended, is provided.

(b)

Not applicable.

Item 2. Code of Ethics

Not applicable to semiannual report

Item 3. Audit Committee Financial Expert

Not applicable to semiannual report

Item 4. Principal Accountant Fees and Services

Not applicable to semiannual report

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)

Registrant’s Schedule of Investments is included in the report to shareholders filed under Item 1.

(b)

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated  Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures

(a)

Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment  Companies

Not applicable

Item 13. Exhibits

(a)(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable

(a)(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)

Change in the registrant’s independent public accountant: Not applicable

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906CERT attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: June 27, 2023

Thrivent Core Funds

By:   /s/ Michael W. Kremenak

        Michael W. Kremenak
                                                                                            President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  June 27, 2023

By:   /s/ Michael W. Kremenak

        Michael W. Kremenak
                                                                                            President
                                                                                (principal executive officer)

Date:  June 27, 2023

By:   /s/ Sarah L. Bergstrom

        Sarah L. Bergstrom
                                                                                            Treasurer and Principal Accounting Officer
                                                                                (principal financial officer)
Semiannual Report
April 28, 2023
Thrivent Core Funds

Table of Contents
Portfolio Perspectives
Thrivent Core Emerging Markets Debt Fund 2
Thrivent Core Emerging Markets Equity Fund 3
Thrivent Core International Equity Fund 4
Thrivent Core Low Volatility Equity Fund 5
Thrivent Core Mid Cap Value Fund 6
Thrivent Core Short-Term Reserve Fund 7
Thrivent Core Small Cap Value Fund 8
Shareholder Expense Example 9
Schedule of Investments
Thrivent Core Emerging Markets Debt Fund 10
Thrivent Core Emerging Markets Equity Fund 17
Thrivent Core International Equity Fund 26
Thrivent Core Low Volatility Equity Fund 34
Thrivent Core Mid Cap Value Fund 37
Thrivent Core Short-Term Reserve Fund 39
Thrivent Core Small Cap Value Fund 45
Statement of Assets and Liabilities 48
Statement of Operations 50
Statement of Changes in Net Assets 52
Notes to Financial Statements 55
Financial Highlights 66
Additional Information 68

Thrivent Core Emerging Markets Debt Fund
James B. Carlen, CFA, Portfolio Manager
The Fund seeks to maximize total return while providing high current income and capital appreciation. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Core Emerging Markets Debt Fund involves risks including emerging markets, sovereign debt, foreign securities, credit, derivatives, high yield, interest rate, investment adviser, issuer, LIBOR, liquidity, market, and non-diversified risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Countries
(% of Net Assets)
Mexico 6.9%
Indonesia 5.7%
Saudi Arabia 4.3%
Dominican Republic 3.8%
Oman 3.5%
Qatar 3.5%
Virgin Islands, British 3.4%
Turkey 3.3%
Chile 3.2%
Colombia 3.0%
Investments in securities in these countries
represent 40.6% of the total net assets of the
Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and
S&P have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Major Market Sectors and Top 10 Countries exclude short-term investments, derivatives, and collateral held for securities loaned. Bond Quality Ratings
Distributions exclude collateral held for securities loaned. Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Countries
are subject to change.
Major Market Sectors
(% of Net Assets)
Foreign Government 82.7%
Energy 9.8%
Utilities 2.1%
Communications Services 1.2%
U.S. Unaffiliated Registered
Investment Companies 0.3%
Transportation 0.2%

Thrivent Core Emerging Markets Equity Fund
Noah J. Monsen, CFA and Brian W. Bomgren, CQF, Portfolio Co-Managers
The Fund seeks long-term capital appreciation. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Core Emerging Markets Equity Fund involves risks including emerging markets, China, foreign securities, derivatives, equity security, foreign currency, investment adviser, issuer, market, non-diversified, quantitative investing, regional, and technology-oriented companies risks.
A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 99.1%
Short-Term Investments 0.8%
Preferred Stock 0.1%
Total 100.0%
Top 10 Countries
(% of Net Assets)
China 16.9%
Taiwan 14.9%
Cayman Islands 13.7%
India 13.6%
South Korea 10.7%
Brazil 5.5%
Saudi Arabia 4.0%
South Africa 3.0%
Indonesia 2.6%
Mexico 2.4%
Investments in securities in these countries
represent 87.3% of the total net assets of the
Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Countries exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Countries are subject to change.
Major Market Sectors
(% of Net Assets)
Financials 19.9%
Information Technology 19.6%
Consumer Discretionary 14.3%
Materials 10.9%
Communications Services 10.5%
Health Care 5.7%
Industrials 5.3%
Energy 4.6%
Consumer Staples 4.5%
Real Estate 2.4%

Thrivent Core International Equity Fund
Noah J. Monsen, CFA and Brian W. Bomgren, CQF, Portfolio Co-Managers
The Fund seeks long-term capital appreciation. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Core International Equity Fund involves risks including equity security, foreign securities, quantitative investing, foreign currency, investment adviser, issuer, large cap, market, mid cap, regional, and small cap risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 98.9%
Preferred Stock 0.6%
Short-Term Investments 0.5%
Total 100.0%
Top 10 Countries
(% of Net Assets)
Japan 18.7%
United Kingdom 11.6%
Canada 10.4%
Switzerland 9.3%
France 9.2%
Germany 7.3%
Netherlands 6.3%
Australia 6.2%
Denmark 2.9%
Italy 2.7%
Investments in securities in these countries
represent 84.6% of the total net assets of the
Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Countries exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Countries are subject to change.
Major Market Sectors
(% of Net Assets)
Financials 17.4%
Industrials 14.9%
Health Care 13.5%
Consumer Discretionary 12.4%
Materials 9.3%
Information Technology 9.1%
Consumer Staples 7.4%
Energy 6.9%
Communications Services 4.2%
Utilities 2.0%

Thrivent Core Low Volatility Equity Fund
Noah J. Monsen, CFA and Brian W. Bomgren, CQF, Portfolio Co-Managers
The Fund seeks to provide long-term capital appreciation with lower volatility relative to the domestic equity market. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Core Low Volatility Equity Fund involves risks including equity security, quantitative investing, market, issuer, investment adviser, large cap, mid cap, and small cap risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 99.8%
Short-Term Investments 0.2%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Merck & Company, Inc. 3.1%
Johnson & Johnson 2.9%
Waste Management, Inc. 2.5%
Verizon Communications, Inc. 2.4%
Kroger Company 2.2%
Mondelez International, Inc. 2.0%
Consolidated Edison, Inc. 2.0%
McDonald's Corporation 1.9%
Cisco Systems, Inc. 1.9%
Texas Instruments, Inc. 1.8%
These securities represent 22.7% of the total
net assets of the Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Major Market Sectors
(% of Net Assets)
Health Care 21.1%
Consumer Staples 16.5%
Financials 13.0%
Industrials 12.7%
Information Technology 12.6%
Utilities 8.1%
Communications Services 7.8%
Consumer Discretionary 4.1%
Materials 1.8%
Real Estate 1.3%

Thrivent Core Mid Cap Value Fund
Graham Wong, CFA and Nicholas E. Griffith, MD, MBA, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Core Mid Cap Value Fund involves risks including mid cap, value investing, equity security, investment adviser, issuer, and market risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 98.0%
Short-Term Investments 2.0%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Celanese Corporation 2.6%
Sensata Technologies Holding plc 2.4%
JB Hunt Transport Services, Inc. 2.3%
Berry Plastics Group, Inc. 2.3%
Axalta Coating Systems, Ltd. 2.2%
Pioneer Natural Resources Company 2.2%
Tapestry, Inc. 2.1%
Carlyle Group, Inc. 2.1%
Carlisle Companies, Inc. 2.1%
Barnes Group, Inc. 2.0%
These securities represent 22.3% of the total
net assets of the Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Major Market Sectors
(% of Net Assets)
Financials 18.9%
Industrials 14.4%
Consumer Discretionary 9.6%
Health Care 9.1%
Information Technology 8.6%
Materials 8.2%
Energy 7.1%
Real Estate 7.0%
Consumer Staples 6.7%
Utilities 5.5%

Thrivent Core Short-Term Reserve Fund
William D. Stouten, Portfolio Manager
The Fund seeks a high level of current income consistent with liquidity and the preservation of capital.
Investment in Thrivent Core Short-Term Reserve Fund involves interest rate, LIBOR, mortgage-backed and other asset-backed securities, credit, cybersecurity, financial sector, government securities, investment adviser, prepayment, redemption and lending, redemption and share ownership, and regulatory risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Short-Term Investments 100.0%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Federal Home Loan Bank 1.7%
U.S. Treasury Notes 1.2%
Federal Farm Credit Bank 1.2%
U.S. Treasury Notes 1.2%
FMS Wertmanagement 1.2%
Victory Receivables Corporation 1.1%
Federal Home Loan Bank 0.9%
Royal Bank of Canada 0.7%
MetLife Short Term Funding, LLC 0.7%
Florida Power & Light Company 0.6%
These securities represent 10.5% of the total
net assets of the Fund.
Quoted Major Market Sectors, Portfolio Composition and Top 10 Holdings are subject to change.
Major Market Sectors
(% of Net Assets)
Financials 45.0%
Utilities 12.2%
U.S. Government & Agencies 12.0%
Consumer Cyclical 11.4%
Capital Goods 5.4%
Consumer Non-Cyclical 5.3%
Energy 2.8%
Basic Materials 2.6%
Foreign 1.7%
Asset-Backed Securities 0.8%

Thrivent Core Small Cap Value Fund
Christopher J. Parker, CFA and Charmaine Chan, PhD, CFA, Portfolio Co-Managers
The Fund seeks long-term capital appreciation. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Core Small Cap Value Fund involves risks including small cap, value investing, equity security, investment adviser, issuer, and market risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 95.5%
Registered Investments
Companies 3.0%
Short-Term Investments 1.5%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
iShares Russell 2000 Value Index Fund 3.0%
AAR Corporation 2.4%
Voya Financial, Inc. 2.3%
Kirby Corporation 2.2%
Carpenter Technology Corporation 2.1%
Cedar Fair, LP 2.1%
Grand Canyon Education, Inc. 2.1%
Air Lease Corporation 2.1%
Federated Hermes, Inc. 2.0%
Meritage Homes Corporation 2.0%
These securities represent 22.3% of the total
net assets of the Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Major Market Sectors
(% of Net Assets)
Financials 19.6%
Industrials 17.0%
Consumer Discretionary 13.3%
Materials 10.0%
Health Care 7.3%
Information Technology 6.9%
Real Estate 6.2%
Energy 6.0%
Consumer Staples 5.0%
U.S. Unaffiliated Registered
Investment Companies 3.0%

Shareholder Expense Example
(unaudited)
As a shareholder of a Fund, you incur ongoing costs, including administrative fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from
November 1, 2022 through April 28, 2023.
Actual Expenses
In the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled
"Expenses Paid during Period" to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
In the table below, the second line provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.
Beginning Account
Value 11/1/2022
Ending Account Value
4/28/2023
Expenses Paid During
Period  11/1/2022
- 4/28/2023
*
Annualized Expense
Ratio
Thrivent Core Emerging Markets Debt Fund
Actual
$1,000 $1,105 $0.24 0.05%
Hypothetical
**
$1,000 $1,024 $0.23 0.05%
Thrivent Core Emerging Markets Equity Fund
Actual
$1,000 $1,174 $1.02 0.19%
Hypothetical
**
$1,000 $1,024 $0.95 0.19%
Thrivent Core International Equity Fund
Actual
$1,000 $1,199 $0.50 0.09%
Hypothetical
**
$1,000 $1,024 $0.46 0.09%
Thrivent Core Low Volatility Equity Fund
Actual
$1,000 $1,054 $0.17 0.03%
Hypothetical
**
$1,000 $1,024 $0.17 0.03%
Thrivent Core Mid Cap Value Fund
Actual
$1,000 $959 $0.32 0.20%
Hypothetical
**
$1,000 $1,024 $0.99 0.20%
Thrivent Core Short-Term Reserve Fund
Actual
$1,000 $1,024 $0.04 0.01%
Hypothetical
**
$1,000 $1,024 $0.04 0.01%
Thrivent Core Small Cap Value Fund
Actual
$1,000 $964 $0.23 0.05%
Hypothetical
**
$1,000 $1,024 $0.23 0.05%
* Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by
179/365 to reflect the one-half year period. Core Mid Cap Value Fund expenses are equal to the portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 59/365 to reflect the inception date short period.
** Assuming 5% annualized total return before expenses.

Emerging Markets Debt Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 96.0% ) Value
Angola (2.4%)
Angola Government International
Bond
$ 1,000,000 9.500%,  11/12/2025 $ 986,320
13,000,000 8.250%,  5/9/2028 11,367,720
6,000,000 8.750%,  4/14/2032
a
4,958,520
2,000,000 9.125%,  11/26/2049 1,489,768
Total 18,802,328
Argentina (1.1%)
Argentina Government International
Bond
1,800,000 0.500%,  7/9/2030
b
435,990
15,700,000 1.500%,  7/9/2035
b
3,473,246
17,700,000 3.500%,  7/9/2041
b
4,411,230
Total 8,320,466
Azerbaijan (0.9%)
Azerbaijan Government
International Bond
7,900,000 3.500%,  9/1/2032 6,873,000
Total 6,873,000
Bahrain (2.6%)
Bahrain Government International
Bond
4,000,000 6.125%,  8/1/2023
a
3,991,720
1,000,000 7.000%,  10/12/2028
a
1,022,588
1,000,000 5.250%,  1/25/2033 862,708
3,000,000 5.625%,  5/18/2034
a
2,621,250
1,000,000 7.750%,  4/18/2035
a
1,008,390
1,000,000 7.500%,  9/20/2047 903,558
6,000,000 7.500%,  9/20/2047
a
5,421,348
CBB International Sukuk
Programme SPC
4,000,000 6.250%,  11/14/2024 4,020,256
Total 19,851,818
Brazil (2.2%)
Brazil Government International
Bond
5,800,000 4.750%,  1/14/2050 4,264,528
3,000,000 2.875%,  6/6/2025 2,871,670
1,000,000 4.500%,  5/30/2029 948,781
7,000,000 3.875%,  6/12/2030
c
6,253,225
1,300,000 5.000%,  1/27/2045 1,021,325
2,000,000 5.625%,  2/21/2047 1,688,836
Total 17,048,365
Canada (1.0%)
Canacol Energy, Ltd.
3,000,000 5.750%,  11/24/2028
a
2,395,020
Petronas Energy Canada, Ltd.
6,000,000 2.112%,  3/23/2028
a,c
5,463,041
Total 7,858,061
Chile (3.2%)
Chile Government International
Bond
1,700,000 3.100%,  1/22/2061 1,135,225
8,500,000 3.500%,  1/25/2050 6,542,678
1,200,000 3.125%,  1/21/2026 1,163,727
Principal
Amount Long-Term Fixed Income (96.0%) Value
Chile (3.2%) - continued
$ 2,600,000 3.240%,  2/6/2028 $ 2,488,909
11,850,000 2.550%,  7/27/2033 9,917,622
2,000,000 3.500%,  1/31/2034 1,807,535
2,000,000 4.340%,  3/7/2042
c
1,812,482
Total 24,868,178
Colombia (3.0%)
Colombia Government International
Bond
3,375,000 3.875%,  4/25/2027 3,039,352
786,000 3.125%,  4/15/2031 580,930
1,000,000 7.500%,  2/2/2034 957,952
1,500,000 7.375%,  9/18/2037 1,392,684
10,500,000 6.125%,  1/18/2041 8,295,237
3,000,000 4.125%,  2/22/2042 1,859,580
4,605,000 5.625%,  2/26/2044 3,352,323
3,000,000 5.000%,  6/15/2045 2,012,536
Ecopetrol SA
2,000,000 8.875%,  1/13/2033 1,939,119
Total 23,429,713
Costa Rica (0.8%)
Costa Rica Government
International Bond
1,000,000 6.550%,  4/3/2034
a
1,017,084
4,900,000 7.000%,  4/4/2044 4,824,916
Total 5,842,000
Dominican Republic (3.8%)
Dominican Republic Government
International Bond
1,300,000 6.875%,  1/29/2026
a
1,324,175
1,000,000 5.950%,  1/25/2027
a
991,538
3,000,000 5.500%,  2/22/2029
a
2,854,693
4,500,000 4.875%,  9/23/2032
a
3,874,459
2,500,000 7.450%,  4/30/2044
a
2,417,208
4,900,000 6.850%,  1/27/2045 4,401,921
8,300,000 6.500%,  2/15/2048
a
7,071,608
8,000,000 6.400%,  6/5/2049
a
6,705,438
Total 29,641,040
Ecuador (1.1%)
Ecuador Government International
Bond
2,500,000 5.500%,  7/31/2030
b
1,318,882
18,800,000 2.500%,  7/31/2035
b
6,868,872
Total 8,187,754
Egypt (1.9%)
Egypt Government International
Bond
2,500,000 7.500%,  2/16/2061
a
1,248,800
2,000,000 8.875%,  5/29/2050
a
1,060,528
2,000,000 8.750%,  9/30/2051
a
1,051,520
500,000 8.150%,  11/20/2059
a
254,120
4,300,000 7.600%,  3/1/2029 2,624,978
3,500,000 7.053%,  1/15/2032
a
1,927,625
3,000,000 8.500%,  1/31/2047 1,577,340
9,000,000 7.903%,  2/21/2048 4,525,650
Total 14,270,561

Emerging Markets Debt Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.0%) Value
El Salvador (0.6%)
El Salvador Government
International Bond
$ 3,300,000 8.625%,  2/28/2029 $ 1,921,443
5,000,000 7.625%,  2/1/2041 2,470,717
Total 4,392,160
Gabon (0.3%)
Gabon Government International
Bond
1,000,000 6.950%,  6/16/2025 921,550
2,000,000 6.625%,  2/6/2031 1,471,520
Total 2,393,070
Ghana (0.9%)
Ghana Government International
Bond
2,000,000 6.375%,  2/11/2027
d
745,000
3,000,000 7.750%,  4/7/2029
a,d
1,095,600
5,000,000 8.625%,  4/7/2034
a,d
1,846,100
4,000,000 7.875%,  2/11/2035
a,d
1,476,800
4,000,000 8.875%,  5/7/2042
d
1,396,000
Total 6,559,500
Guatemala (1.8%)
Guatemala Government
International Bond
1,000,000 6.125%,  6/1/2050
a
935,620
4,590,000 4.500%,  5/3/2026 4,484,957
3,700,000 4.375%,  6/5/2027 3,567,874
4,000,000 5.375%,  4/24/2032 3,887,970
1,000,000 4.650%,  10/7/2041
a
816,144
Total 13,692,565
Honduras (0.1%)
Honduras Government International
Bond
1,000,000 6.250%,  1/19/2027 895,461
Total 895,461
Hungary (1.1%)
Hungary Government International
Bond
3,000,000 5.250%,  6/16/2029
a
2,967,024
3,000,000 6.250%,  9/22/2032
a
3,108,750
Magyar Export-Import Bank Zrt
2,500,000 6.125%,  12/4/2027
a,e
2,506,250
Total 8,582,024
Indonesia (5.7%)
Indonesia Government International
Bond
5,000,000 4.125%,  1/15/2025 4,990,711
6,100,000 4.750%,  1/8/2026
a
6,174,204
3,700,000 4.100%,  4/24/2028 3,650,621
2,000,000 4.850%,  1/11/2033 2,034,062
3,400,000 6.625%,  2/17/2037
a
3,925,913
2,000,000 7.750%,  1/17/2038
a
2,539,522
726,000 6.750%,  1/15/2044
a
859,728
4,000,000 5.125%,  1/15/2045
a
3,968,577
1,200,000 5.250%,  1/8/2047
a
1,198,054
1,500,000 4.350%,  1/11/2048 1,345,604
Principal
Amount Long-Term Fixed Income (96.0%) Value
Indonesia (5.7%) - continued
Pertamina Persero PT
$ 1,500,000 6.450%,  5/30/2044 $ 1,557,971
Perusahaan Listrik Negara PT
1,000,000 4.375%,  2/5/2050 765,104
2,000,000 3.375%,  2/5/2030 1,777,500
2,400,000 5.250%,  10/24/2042 2,163,360
Perusahaan Penerbit SBSN
Indonesia III
1,500,000 4.150%,  3/29/2027
a
1,492,500
1,500,000 4.400%,  6/6/2027
a
1,503,235
PT Perusahaan Gas Negara
(Persero) Tbk PT
4,000,000 5.125%,  5/16/2024 3,983,120
Total 43,929,786
Ivory Coast (1.8%)
Ivory Coast Government
International Bond
16,500,000 6.125%,  6/15/2033 13,910,490
Total 13,910,490
Jersey (1.4%)
Galaxy Pipeline Assets Bidco, Ltd.
4,435,500 2.160%,  3/31/2034 3,842,319
6,500,000 2.625%,  3/31/2036
a
5,355,993
1,899,700 2.940%,  9/30/2040
a
1,557,225
Total 10,755,537
Jordan (0.9%)
Jordan Government International
Bond
2,500,000 7.500%,  1/13/2029
a
2,499,550
4,500,000 5.850%,  7/7/2030 4,038,750
Total 6,538,300
Kazakhstan (0.7%)
Kazakhstan Government
International Bond
4,000,000 6.500%,  7/21/2045 4,248,848
KazMunayGas National Company
JSC
1,000,000 3.500%,  4/14/2033 768,464
700,000 5.750%,  4/19/2047 553,000
Total 5,570,312
Kenya (0.4%)
Kenya Government International
Bond
2,000,000 6.875%,  6/24/2024 1,734,520
1,500,000 8.000%,  5/22/2032 1,122,075
Total 2,856,595
Lebanon (0.1%)
Lebanon Government International
Bond
10,000,000 6.650%,  4/22/2024
d
580,000
3,000,000 6.600%,  11/27/2026
d
171,120
5,000,000 6.850%,  3/23/2027
d
285,200
Total 1,036,320

Emerging Markets Debt Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.0%) Value
Luxembourg (0.6%)
EIG Pearl Holdings SARL
$ 2,500,000 3.545%,  8/31/2036
a
$ 2,153,125
Greensaif Pipelines Bidco Sarl
2,000,000 6.129%,  2/23/2038
a
2,103,000
Total 4,256,125
Malaysia (1.2%)
Petronas Capital, Ltd.
3,500,000 4.550%,  4/21/2050 3,270,789
6,400,000 3.500%,  4/21/2030 6,033,536
Total 9,304,325
Mexico (6.9%)
America Movil SAB de CV
3,000,000 5.375%,  4/4/2032
a
2,739,729
Comision Federal de Electricidad
1,000,000 3.875%,  7/26/2033
a
771,600
Mexico Government International
Bond
7,240,000 6.338%,  5/4/2053 7,464,850
1,781,000 4.150%,  3/28/2027 1,762,055
885,000 3.750%,  1/11/2028 854,909
2,000,000 5.400%,  2/9/2028 2,064,768
2,000,000 3.500%,  2/12/2034 1,717,661
5,800,000 6.050%,  1/11/2040 5,983,844
2,000,000 4.600%,  2/10/2048 1,666,045
Petroleos Mexicanos
14,300,000 7.690%,  1/23/2050 9,531,127
3,000,000 8.750%,  6/2/2029 2,755,621
900,000 6.840%,  1/23/2030 727,301
8,200,000 5.950%,  1/28/2031 6,060,441
3,415,000 6.700%,  2/16/2032 2,628,774
9,100,000 6.625%,  6/15/2035 6,322,798
Total 53,051,523
Mongolia (0.2%)
Mongolia Government International
Bond
1,700,000 5.125%,  4/7/2026 1,561,250
Total 1,561,250
Morocco (0.1%)
OCP SA
1,500,000 5.125%,  6/23/2051 1,104,210
Total 1,104,210
Mozambique (0.9%)
Mozambique Government
International Bond
9,861,000 5.000%,  9/15/2031
b
6,846,492
Total 6,846,492
Netherlands (1.0%)
AES Andres BV
3,000,000 5.700%,  5/4/2028
a
2,715,000
IHS Netherlands Holdco BV
3,000,000 8.000%,  9/18/2027
a
2,636,100
Principal
Amount Long-Term Fixed Income (96.0%) Value
Netherlands (1.0%) - continued
Majapahit Holding BV
$ 2,000,000 7.875%,  6/29/2037 $ 2,300,210
Total 7,651,310
Nigeria (2.0%)
Nigeria Government International
Bond
15,100,000 7.875%,  2/16/2032 11,136,250
1,000,000 7.375%,  9/28/2033
a
690,000
5,000,000 7.696%,  2/23/2038 3,300,000
Total 15,126,250
Oman (3.5%)
Oman Government International
Bond
4,000,000 4.875%,  2/1/2025 3,958,848
5,000,000 4.750%,  6/15/2026
a
4,904,000
4,000,000 5.625%,  1/17/2028
a
4,028,280
5,500,000 7.375%,  10/28/2032
a
6,109,895
8,500,000 6.750%,  1/17/2048
a
8,201,327
Total 27,202,350
Pakistan (0.4%)
Pakistan Government International
Bond
2,000,000 6.000%,  4/8/2026
a
716,960
4,500,000 6.875%,  12/5/2027 1,578,690
3,000,000 7.375%,  4/8/2031
a
1,012,260
Total 3,307,910
Panama (2.7%)
Aeropuerto Internacional de
Tocumen SA
2,000,000 4.000%,  8/11/2041
a
1,597,989
Panama Bonos del Tesoro
8,000,000 3.362%,  6/30/2031 6,820,000
Panama Government International
Bond
4,800,000 4.500%,  4/16/2050 3,743,980
3,000,000 3.750%,  3/16/2025 2,933,939
5,079,000 6.700%,  1/26/2036 5,452,857
Total 20,548,765
Paraguay (1.3%)
Paraguay Government International
Bond
4,800,000 5.400%,  3/30/2050 4,081,354
3,500,000 4.700%,  3/27/2027 3,430,650
1,000,000 6.100%,  8/11/2044 950,145
2,000,000 5.600%,  3/13/2048 1,749,881
Total 10,212,030
Peru (3.0%)
Fondo Mivivienda SA
2,000,000 4.625%,  4/12/2027
a,c
1,915,000
Peru Government International
Bond
11,000,000 2.783%,  1/23/2031 9,526,861
2,100,000 8.750%,  11/21/2033 2,681,769
2,000,000 3.000%,  1/15/2034 1,671,898
6,000,000 3.300%,  3/11/2041 4,613,009

Emerging Markets Debt Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.0%) Value
Peru (3.0%) - continued
Petroleos del Peru SA
$ 4,500,000 5.625%,  6/19/2047
a
$ 2,854,729
Total 23,263,266
Philippines (2.1%)
Philippines Government
International Bond
3,000,000 4.200%,  1/21/2024 2,979,720
3,000,000 3.750%,  1/14/2029 2,892,559
5,025,000 7.750%,  1/14/2031 6,022,013
1,625,000 6.375%,  10/23/2034 1,833,574
2,420,000 3.950%,  1/20/2040 2,126,683
Total 15,854,549
Poland (0.4%)
Republic of Poland Government
International Bond
3,000,000 4.875%,  10/4/2033 3,044,676
Total 3,044,676
Qatar (3.5%)
Qatar Government International
Bond
4,800,000 4.400%,  4/16/2050
a
4,494,000
6,000,000 3.375%,  3/14/2024
a
5,918,880
3,000,000 3.250%,  6/2/2026
a
2,925,540
1,000,000 3.750%,  4/16/2030
a
988,368
2,000,000 5.750%,  1/20/2042
a
2,227,580
8,000,000 4.817%,  3/14/2049
a
7,909,120
QatarEnergy
3,000,000 3.125%,  7/12/2041
a
2,358,750
Total 26,822,238
Romania (2.7%)
Romania Government International
Bond
4,100,000 4.000%,  2/14/2051 2,840,234
2,000,000 3.000%,  2/27/2027 1,823,924
6,000,000 5.250%,  11/25/2027
a
5,933,400
1,000,000 6.625%,  2/17/2028
a
1,039,240
5,000,000 3.000%,  2/14/2031 4,170,500
3,500,000 3.625%,  3/27/2032
a
2,987,824
2,000,000 7.125%,  1/17/2033
a
2,137,900
Total 20,933,022
Saudi Arabia (4.3%)
Saudi Arabia Government
International Bond
10,600,000 3.750%,  1/21/2055 8,175,674
6,300,000 3.250%,  10/26/2026
a
6,117,124
4,000,000 3.625%,  3/4/2028
a
3,882,400
2,300,000 4.375%,  4/16/2029
a
2,314,959
1,000,000 5.500%,  10/25/2032
a
1,081,456
5,000,000 2.250%,  2/2/2033
a
4,156,310
2,500,000 4.875%,  7/18/2033
a
2,567,200
1,500,000 4.500%,  10/26/2046 1,344,501
Saudi Arabian Oil Company
4,500,000 2.250%,  11/24/2030
a
3,838,725
Total 33,478,349
Principal
Amount Long-Term Fixed Income (96.0%) Value
Senegal (1.0%)
Senegal Government International
Bond
$ 4,500,000 6.250%,  7/30/2024 $ 4,306,500
3,700,000 6.250%,  5/23/2033 2,904,796
1,000,000 6.750%,  3/13/2048 667,500
Total 7,878,796
Serbia (0.7%)
Serbia Government International
Bond
1,000,000 6.250%,  5/26/2028
a
1,020,200
4,000,000 6.500%,  9/26/2033
a
4,055,208
Total 5,075,408
South Africa (2.5%)
Eskom Holdings SOC, Ltd.
2,000,000 6.750%,  8/6/2023 1,979,100
1,000,000 7.125%,  2/11/2025 974,000
6,000,000 6.350%,  8/10/2028
a
5,640,000
2,000,000 8.450%,  8/10/2028 1,913,824
South Africa Government
International Bond
1,000,000 5.875%,  4/20/2032 907,000
3,500,000 6.250%,  3/8/2041 2,921,030
2,000,000 5.375%,  7/24/2044 1,451,888
5,100,000 5.650%,  9/27/2047 3,676,774
Total 19,463,616
Sri Lanka (0.5%)
Sri Lanka Government International
Bond
4,000,000 6.825%,  7/18/2026
d
1,398,300
5,000,000 6.200%,  5/11/2027
d
1,639,562
1,000,000 6.750%,  4/18/2028
d
328,073
2,000,000 7.550%,  3/28/2030
d
655,859
Total 4,021,794
Trinidad and Tobago (0.8%)
Heritage Petroleum Company, Ltd.
2,000,000 9.000%,  8/12/2029
a
2,069,240
Telecommunications Services of
Trinidad and Tobago, Ltd.
4,500,000 8.875%,  10/18/2029
a
3,793,500
Total 5,862,740
Turkey (3.3%)
Turkey Government International
Bond
2,000,000 5.750%,  3/22/2024 1,957,000
4,000,000 6.375%,  10/14/2025 3,800,000
5,600,000 6.125%,  10/24/2028 5,008,337
5,800,000 6.500%,  9/20/2033 4,909,700
2,639,000 6.875%,  3/17/2036 2,248,877
4,435,000 6.750%,  5/30/2040 3,577,537
2,000,000 6.000%,  1/14/2041 1,500,000
1,800,000 5.750%,  5/11/2047 1,275,588
Turkiye Ihracat Kredi Bankasi AS
1,500,000 9.375%,  1/31/2026
a,c
1,493,220
Total 25,770,259

Emerging Markets Debt Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.0%) Value
Ukraine (0.4%)
State Agency of Roads of Ukraine
$ 3,000,000 6.250%,  6/24/2028
a,d
$ 480,420
Ukraine Government International
Bond
2,000,000 7.750%,  9/1/2026
d
339,628
3,000,000 7.750%,  9/1/2028
d
513,900
1,900,000 9.750%,  11/1/2030
d
332,728
2,000,000 6.876%,  5/21/2031
d
324,776
7,500,000 7.375%,  9/25/2034
d
1,200,000
Total 3,191,452
United Arab Emirates (2.9%)
Abu Dhabi Government
International Bond
2,500,000 3.875%,  4/16/2050
a
2,141,250
3,000,000 3.000%,  9/15/2051
a
2,189,178
3,000,000 3.125%,  5/3/2026
a
2,908,200
8,500,000 2.500%,  9/30/2029
a,c
7,829,350
Finance Department Government
of Sharjah
6,000,000 4.000%,  7/28/2050
a
3,892,500
UAE International Government
Bond
3,000,000 4.050%,  7/7/2032
a
3,007,500
Total 21,967,978
United Kingdom (0.1%)
NAK Naftogaz Ukraine
4,000,000 7.625%,  11/8/2026
a
847,840
Total 847,840
Uruguay (2.2%)
Uruguay Government International
Bond
3,000,000 4.975%,  4/20/2055 3,010,287
2,000,000 5.100%,  6/18/2050 2,045,632
11,840,312 4.375%,  1/23/2031 11,937,424
Total 16,993,343
Uzbekistan (0.6%)
Uzbekistan Government
International Bond
4,000,000 3.900%,  10/19/2031
a
3,247,816
Uzbekneftegaz JSC
2,000,000 4.750%,  11/16/2028
a
1,609,976
Total 4,857,792
Vietnam (1.0%)
Vietnam Government International
Bond
7,900,000 4.800%,  11/19/2024 7,715,181
Total 7,715,181
Virgin Islands, British (3.4%)
Sinopec Group Overseas
Development 2017, Ltd.
5,000,000 3.625%,  4/12/2027 4,877,694
Sinopec Group Overseas
Development 2018, Ltd.
7,700,000 2.300%,  1/8/2031 6,712,737
Principal
Amount Long-Term Fixed Income (96.0%) Value
Virgin Islands, British (3.4%) - continued
State Grid Overseas Investment
2016, Ltd.
$ 12,500,000 2.875%,  5/18/2026 $ 11,886,256
3,000,000 3.500%,  5/4/2027 2,922,600
Total 26,399,287
Total Long-Term Fixed Income
(cost $894,760,382) 739,719,530
Shares
Collateral Held for Securities
Loaned ( 0.4% )
3,128,065 Thrivent Cash Management Trust 3,128,065
Total Collateral Held for
Securities Loaned
(cost $3,128,065) 3,128,065
Shares
Registered Investment
Companies ( 0.3% ) Value
U.S. Unaffiliated  (0.3%)
26,000 iShares J.P. Morgan USD Emerging
Markets Bond ETF 2,239,900
Total 2,239,900
Total Registered Investment
Companies (cost $2,193,880) 2,239,900
Shares Short-Term Investments ( 2.7% )
Thrivent Core Short-Term Reserve
Fund
2,054,308 5.260% 20,543,084
Total Short-Term Investments
(cost $20,543,084) 20,543,084
Total Investments (cost
$920,625,411) 99.4% $765,630,579
Other Assets and Liabilities,
Net 0.6% 4,822,840
Total Net Assets 100.0% $770,453,419
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 28, 2023, the value of these investments was $258,760,630 or 33.6%
of total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 28, 2023.
c All or a portion of the security is on loan.
d Defaulted security.  Interest is not being accrued.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.

Emerging Markets Debt Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets
Debt Fund as of April 28, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 3,054,200
Total lending $3,054,200
Gross amount payable upon return of
collateral for securities loaned $3,128,065
Net amounts due to counterparty $73,865
Definitions:
ETF - Exchange Traded Fund
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 3,690,139
Gross unrealized depreciation (147,378,959)
Net unrealized appreciation (depreciation) $ (143,688,820)
Cost for federal income tax purposes $ 909,319,399
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 28, 2023, in valuing Emerging Markets Debt Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Communications Services 9,169,329 – 9,169,329 –
Energy 76,135,471 – 76,135,471 –
Foreign Government 636,867,953 – 636,867,953 –
Transportation 1,597,989 – 1,597,989 –
Utilities 15,948,788 – 15,948,788 –
Registered Investment Companies
U.S. Unaffiliated 2,239,900 2,239,900 – –
Subtotal Investments in Securities $741,959,430 $2,239,900 $739,719,530 $–
Other Investments  * Total
Affiliated Short-Term Investments 20,543,084
Collateral Held for Securities Loaned 3,128,065
Subtotal Other Investments $23,671,149
Total Investments at Value $765,630,579
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Emerging Markets Debt Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Debt
Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
4/28/2023
Shares Held at
4/28/2023
% of Net
Assets
4/28/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.260% $19,291 $102,462 $101,210 $20,543 2,054 2.7%
Total Affiliated Short-Term Investments 19,291 20,543 2.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   13,503 63,523 73,898 3,128 3,128 0.4
Total Collateral Held for Securities Loaned 13,503 3,128 0.4
Total Value $32,794 $23,671
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 4/28/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.260% $– $– $– $490
Total Income/Non Income Cash from Affiliated Investments $490
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 34
Total Affiliated Income from Securities Loaned, Net $34
Total $– $– $–

Emerging Markets Equity Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.6% ) Value
Belgium (<0.1%)
3,303 Titan Cement International SA
a
$ 54,556
Total 54,556
Bermuda (0.1%)
506,000 Alibaba Health Information
Technology, Ltd.
a
364,730
179,000 Road King Infrastructure, Ltd. 71,327
812,200 Shanghai Industrial Urban
Development Group, Ltd. 50,279
Total 486,336
Brazil (5.5%)
140,600 Ambev SA 397,462
267,000 B3 SA - Brasil Bolsa Balcao 623,632
183,755 Banco Bradesco SA ADR 514,514
160,700 Banco BTG Pactual SA 753,271
202,900 Banco do Brasil SA 1,739,038
343,400 BB Seguridade Participacoes SA 2,341,520
57,358 Centrais Eletricas Brasileiras SA
ADR
b
385,446
107,742 Cia de Saneamento Basico do
Estado de Sao Paulo ADR 996,613
252,350 Companhia Siderurgica Nacional
SA ADR
b
719,197
18,631 Embraer SA ADR
a
287,849
72,400 ENGIE Brasil Energia SA 597,890
274,823 Gerdau SA ADR 1,371,367
201,000 Hypera SA 1,504,337
239,968 Itau Unibanco Holding SA ADR 1,235,835
29,100 Itausa SA 50,291
15,400 Localiza Rent a Car SA 178,953
192,800 Metalurgica Gerdau SA 448,777
507,800 Petroleo Brasileiro SA 2,407,769
241,479 Petroleo Brasileiro SA ADR 2,564,507
186,400 Telefonica Brasil SA 1,537,077
40,398 Telefonica Brasil SA ADR 330,051
326,392 Vale SA ADR 4,703,309
28,900 WEG SA 237,386
Total 25,926,091
Cayman Islands (13.7%)
68,800 ANTA Sports Products, Ltd. 854,924
27,437 Baidu.com, Inc. ADR
a
3,309,177
9,639 Baozun, Inc. ADR
a
44,629
23,000 C&D International Investment
Group, Ltd. 70,832
423,300 Chailease Holding Company, Ltd. 3,082,948
945,500 China Hongqiao Group, Ltd. 931,296
520,000 China Overseas Property Holdings,
Ltd. 577,460
172,000 China Resources Land, Ltd. 800,962
96,093 China Resources Microelectronics,
Ltd. 796,341
433,600 Chow Tai Fook Jewellery Group,
Ltd. 870,761
666,000 Consun Pharmaceutical Group,
Ltd. 432,971
261,000 Geely Automobile Holdings, Ltd. 324,017
204,000 Haidilao International Holding,
Ltd.
a,c
498,760
47,108 Hello Group, Inc. ADR 393,823
18,061 Huazhu Group, Ltd. ADR
a
847,061
68,883 iQIYI, Inc. ADR
a
420,186
13,650 JD Health International, Inc.
a,c
98,500
Shares Common Stock (98.6%) Value
Cayman Islands (13.7%) - continued
173,298 JD.com, Inc. $ 3,092,996
5,747 JOYY, Inc. ADR 174,881
24,566 Kanzhun, Ltd. ADR
a
454,225
69,036 KE Holdings, Inc. ADR
a
1,083,175
102,500 Kuaishou Technology
a,c
678,565
23,000 Li Auto, Inc
a
272,409
94,500 Li Ning Company, Ltd. 675,828
344,620 Meituan
a,c
5,889,713
16,246 MINISO Group Holding, Ltd. ADR 299,576
91,500 NetDragon Websoft Holdings, Ltd. 179,175
31,662 NetEase, Inc. ADR 2,822,034
85,813 NIO, Inc. ADR
a,b
675,348
44,382 PDD Holdings, Inc. ADR
a
3,024,633
384,000 Seazen Group, Ltd.
a
82,545
4,912,000 Shui On Land, Ltd. 595,609
35,000 Silergy Corporation 552,452
806,000 Sino Biopharmaceutical, Ltd. 447,411
74,300 Sunny Optical Technology (Group)
Company, Ltd. 785,151
53,267 TAL Education Group ADR
a
312,145
488,900 Tencent Holdings, Ltd. 21,715,039
200,995 Tencent Music Entertainment Group
ADR
a
1,489,373
50,991 Trip.com Group, Ltd. ADR
a
1,810,690
99,000 Want Want China Holdings, Ltd. 63,138
2,670 Weibo Corporation ADR
a
46,752
248,000 WuXi Biologics (Cayman), Inc.
a,c
1,478,784
611,000 Xiaomi Corporation
a,c
867,256
144,000 Xinyi Solar Holdings, Ltd. 154,814
198,000 Yadea Group Holdings, Ltd.
c
462,930
58,500 Zhongsheng Group Holdings, Ltd. 249,884
Total 64,791,179
Chile (0.6%)
9,527 Banco de Credito e Inversiones SA 287,374
218,911 Cencosud SA 446,093
4,473,946 Colbun SA 626,325
125,416 Embotelladora Andina SA 314,173
64,304 Empresas CMPC SA 100,768
41,919 Empresas Copec SA 291,680
173,616 S.A.C.I. Falabella 372,288
3,728 Sociedad Quimica y Minera de
Chile SA ADR 251,565
Total 2,690,266
China (16.9%)
4,311,100 Agricultural Bank of China, Ltd. 2,129,229
80,400 Aier Eye Hospital Group Company,
Ltd. 342,282
138,488 Alibaba Group Holding, Ltd. ADR
a
11,728,549
95,500 Anhui Conch Cement Company,
Ltd., Class H 301,543
26,738 Autohome, Inc. ADR 792,782
8,792,300 Bank of China, Ltd., Class A 4,661,032
3,022,700 Bank of Communications
Company, Ltd. 2,431,965
2,759,613 Baoshan Iron & Steel Company,
Ltd. 2,569,283
132,000 Beijing North Star Company, Ltd. 15,141
46,800 Beijing Tongrentang Company, Ltd. 393,371
25,067 Bloomage Biotechnology
Corporation, Ltd. 360,360
101,500 BYD Company, Ltd., Class H 3,078,115
4,935,000 CGN Power Company, Ltd.
c
1,303,151

Emerging Markets Equity Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.6%) Value
China (16.9%) - continued
2,434,000 China Cinda Asset Management
Company, Ltd. $ 289,526
653,000 China Construction Bank
Corporation 436,548
310,920 China Life Insurance Company,
Ltd. 597,326
535,100 China Merchants Securities
Company, Ltd. 1,081,022
483,600 China Merchants Shekou Industrial
Zone Holdings Company, Ltd. 953,977
2,241,760 China Petroleum & Chemical
Corporation, Class A 2,175,891
1,103,000 China Petroleum & Chemical
Corporation, Class H 722,923
2,345,000 China Railway Group, Ltd. 1,802,928
53,200 China Resources Sanjiu Medical
and Pharmaceutical Company,
Ltd. 453,255
380,000 China Shenhua Energy Company,
Ltd., Class H 1,262,189
328,500 China State Construction
Engineering Corporation, Ltd. 312,032
14,900 China Tourism Group Duty Free
Corporation, Ltd.
c
318,731
295,900 China United Network
Communications, Ltd. 232,622
245,800 China Vanke Company, Ltd., Class
A 537,380
53,700 China Vanke Company, Ltd., Class
H 83,949
256,900 CITIC Securities Company, Ltd.,
Class A 781,860
990,000 CMOC Group, Ltd. 606,892
929,000 CRRC Corporation, Ltd. 601,159
1,927,300 Daqin Railway Company, Ltd. 2,143,934
553,000 Focus Media Information
Technology Company, Ltd. 514,989
105,400 Foxconn Industrial Internet
Company, Ltd. 245,542
304,000 Fuyao Glass Industry Group
Company, Ltd., Class H
c
1,236,758
1,900 G-bits Network Technology Xiamen
Company, Ltd. 143,777
81,300 Gemdale Corporation 95,924
381,000 GF Securities Company, Ltd., Class
H 547,134
97,900 Great Wall Motor Company, Ltd.,
Class A 381,243
79,900 Gree Electric Appliances, Inc. of
Zhuhai 454,134
1,922,360 Greenland Holdings Corporation,
Ltd.
a
786,818
324,533 Guangzhou Baiyunshan
Pharmaceutical Holdings, Ltd. 1,569,910
67,200 Guangzhou Shiyuan Electronic
Technology Company, Ltd. 640,926
821,000 Guotai Junan Securities Company,
Ltd. 1,795,904
123,600 Haier Smart Home Company, Ltd.,
Class H 402,884
114,800 HUAYU Automotive Systems
Company, Ltd. 271,947
157,358 Hundsun Technologies, Inc. 1,125,319
8,000 Jiangsu Hengrui Medicine
Company, Ltd. 56,281
824,000 Jiangxi Copper Company, Ltd. 1,465,850
Shares Common Stock (98.6%) Value
China (16.9%) - continued
220,000 Jiangxi Copper Company, Ltd. $ 650,536
12,100 Kweichow Moutai Company, Ltd. 3,080,195
25,400 Lepu Medical Technology (Beijing)
Company, Ltd. 87,726
68,560 LONGi Green Energy Technology
Company, Ltd. 346,325
80,800 Nongfu Spring Company, Ltd.
c
438,401
2,874,000 People's Insurance Company
(Group) of China, Ltd. 1,130,345
116,200 Perfect World Company, Ltd. 368,691
383,500 Ping An Insurance (Group)
Company of China, Ltd., Class H 2,797,832
98,800 Poly Developments and Holdings
Group Company, Ltd. 198,647
9,200 Proya Cosmetics Company, Ltd. 223,311
176,900 Rongsheng Petrochemical
Company, Ltd. 337,955
102,700 Seazen Holdings Company, Ltd.
a
220,938
159,030 Shanghai Baosight Software
Company, Ltd. 1,240,791
19,000 Shanghai Pharmaceuticals Holding
Company, Ltd. 62,912
1,224,777 Shanghai Rural Commercial Bank
Company, Ltd. 1,045,740
786,098 Shanghai Yuyuan Tourist Mart
(Group) Company, Ltd. 908,956
1,999,500 Shenwan Hongyuan Group
Company, Ltd. 1,306,304
1,238,700 Shenzhen Overseas Chinese Town
Company, Ltd. 896,827
69,300 Shenzhou International Group
Holdings, Ltd. 665,638
38,700 Sichuan Kelun Pharmaceutical
Company, Ltd. 177,855
562,000 Tong Ren Tang Technologies
Company, Ltd. 608,546
92,000 Tsingtao Brewery Company, Ltd. 984,918
102,328 Vipshop Holdings, Ltd. ADR
a
1,606,550
219,300 Wanda Film Holding Company,
Ltd.
a
452,898
122,900 Wanhua Chemical Group
Company, Ltd. 1,638,439
699,000 Zhejiang Century Huatong Group
Company, Ltd.
a
692,855
111,960 Zhejiang NHU Company, Ltd. 276,229
224,000 Zijin Mining Group Company, Ltd. 379,244
Total 80,061,891
Colombia (<0.1%)
8,687 Bancolombia SA 66,567
Total 66,567
Cyprus (<0.1%)
71,245 Ros Agro plc GDR
a,d
0
Total 0
Czech Republic (0.3%)
32,312 Komercni Banka AS 1,043,311
285 Philip Morris CR 235,703
Total 1,279,014

Emerging Markets Equity Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.6%) Value
Egypt (0.2%)
763,063 Commercial International Bank
Egypt SAE GDR $ 924,722
Total 924,722
Greece (0.6%)
128,220 Eurobank Ergasias Services and
Holdings SA
a
181,295
5,877 Hellenic Telecommnications
Organization SA 85,873
8,932 JUMBO SA 205,790
12,227 Motor Oil (Hellas) Diilistiria
Korinthou AE 291,414
22,373 Mytilineos SA 649,105
281,319 National Bank of Greece SA
a
1,472,192
10,972 OPAP SA 187,103
Total 3,072,772
Hong Kong (0.5%)
206,000 China Resources Beer (Holdings)
Company, Ltd. 1,591,305
891,440 CSPC Pharmaceutical Group, Ltd. 907,751
Total 2,499,056
Hungary (0.3%)
39,226 OTP Bank Nyrt 1,195,331
Total 1,195,331
India (13.6%)
6,622 ABB India, Ltd. 277,367
84,798 Asian Paints, Ltd. 3,017,824
20,489 Bajaj Auto, Ltd. 1,112,061
24,519 Bajaj Finance, Ltd. 1,891,229
83,730 Bajaj Finserv, Ltd. 1,392,956
36,736 Britannia Industries, Ltd. 2,048,321
86,714 CG Power & Industrial Solutions,
Ltd. 328,410
317,600 Cipla, Ltd. 3,533,466
378,742 Coal India, Ltd. 1,082,542
48,415 Coromandel International, Ltd. 558,974
6,116 CRISIL, Ltd. 269,686
53,553 Cummins India, Ltd. 1,034,183
8,169 Dabur India, Ltd. 53,318
19,626 Dr. Reddy's Laboratories, Ltd. ADR 1,186,588
212,000 HCL Technologies, Ltd. 2,771,698
36,271 Hindustan Unilever, Ltd. 1,091,746
32,250 Indian Bank 127,618
282,034 Infosys, Ltd. ADR 4,382,808
275,750 ITC, Ltd. 1,437,971
172,283 Kotak Mahindra Bank, Ltd. 4,100,347
18,400 Larsen & Toubro, Ltd. 533,462
12,047 LTIMindtree, Ltd.
c
654,804
15,309 Mahindra & Mahindra, Ltd. 230,334
1,098 Maruti Suzuki India, Ltd. 115,643
6,768 Mphasis, Ltd. 150,992
159,789 NTPC, Ltd. 337,022
3,550 Page Industries, Ltd. 1,753,764
17,174 Persistent Systems, Ltd. 1,000,514
67,639 PI Industries, Ltd. 2,805,295
60,878 Pidilite Industries, Ltd. 1,804,919
3,345 Polycab India, Ltd. 131,486
265,487 Reliance Industries, Ltd. 7,884,210
70,193 SBI Cards and Payment Services,
Ltd. 664,317
Shares Common Stock (98.6%) Value
India (13.6%) - continued
84,703 SBI Life Insurance Company, Ltd.
c
$ 1,183,423
27,748 Schaeffler India, Ltd. 943,816
25,425 Siemens, Ltd. 1,074,644
10,663 Solar Industries India, Ltd. 499,570
14,686 SRF, Ltd. 457,650
28,739 Sun Pharmaceutical Industries, Ltd. 347,631
112,892 Tata Consultancy Services, Ltd. 4,463,375
30,891 Tata Elxsi, Ltd. 2,520,716
55,918 Tech Mahindra, Ltd. 703,627
7,394 Thermax, Ltd. 207,152
1,416 Titan Company, Ltd. 45,877
24,632 Trent, Ltd. 412,904
12,726 UltraTech Cement, Ltd. 1,178,099
30,746 Varun Beverages, Ltd. 544,935
Total 64,349,294
Indonesia (2.6%)
3,437,600 Astra International Tbk PT 1,585,658
11,814,900 Bank Central Asia Tbk PT 7,311,669
4,482,200 Bank Mandiri Persero Tbk PT 1,584,458
5,555,900 Bank Rakyat Indonesia Persero
Tbk PT 1,936,116
Total 12,417,901
Kuwait (1.5%)
371,613 Boubyan Bank KSCP 820,698
97,255 HumanSoft Holding Company
KSCP
a
1,239,493
880,993 Kuwait Finance House KSCP 2,152,788
182,917 Mobile Telecommunications
Company KSCP 340,873
739,254 National Bank of Kuwait KSC 2,426,979
484,531 National Industries Group Holding 343,863
Total 7,324,694
Luxembourg (0.4%)
210,290 Allegro.eu SA
a,c
1,657,555
12,998 Reinet Investments SCA 284,240
Total 1,941,795
Malaysia (1.2%)
29,100 AEON Credit Service (M) Berhad 78,099
886,600 Hong Leong Bank Berhad 4,006,837
597,700 Mah Sing Group Berhad 81,216
23,600 Malayan Banking Berhad 45,861
119,000 MISC Berhad 195,015
544,100 PETRONAS Chemicals Group
Berhad 865,853
9,000 Petronas Dagangan BHD 45,681
229,100 Public Bank Berhad 200,062
23,700 QL Resources Berhad 30,020
35,800 RHB Bank BHD 44,037
376,342 Sports Toto BHD 117,402
92,600 Ta Ann Holdings Berhad 64,265
Total 5,774,348
Mexico (2.4%)
51,775 America Movil SAB de CV ADR 1,112,645
252,300 Arca Continental SAB de CV 2,410,107
292,700 Banco del Bajio SA
c
962,453
22,202 Coca-Cola FEMSA SAB de CV ADR 1,874,293
2,566 Fomento Economico Mexicano SAB
de CV ADR 248,953

Emerging Markets Equity Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.6%) Value
Mexico (2.4%) - continued
114,700 Grupo Financiero Banorte SAB de
CV ADR $ 994,052
388,400 Grupo Mexico SAB de CV 1,899,497
33,700 Kimberly-Clark de Mexico, SA de
CV 76,174
575,200 Megacable Holdings SAB de CV 1,565,048
77,800 Wal-Mart de Mexico SAB de CV 313,589
Total 11,456,811
Netherlands (0.2%)
141,958 NEPI Rockcastle NV 857,840
Total 857,840
Philippines (0.2%)
72,090 Aboitiz Equity Ventures, Inc. 71,380
76,160 Jollibee Foods Corporation 309,717
38,020 SM Investments Corporation 616,092
Total 997,189
Poland (1.1%)
86,778 Asseco Poland SA 1,760,642
60,774 Jastrzebska Spolka Weglowa SA
a
628,984
5,169 KGHM Polska Miedz SA 148,689
149,942 Polski Koncern Naftowy Orlen SA 2,287,565
3,689 Santander Bank Polska SA 300,058
12,930 XTB SA
c
124,264
Total 5,250,202
Russian Federation (<0.1%)
647,134 Gazprom PJSC ADR
a,d
65
23,359 LUKOIL PJSC
d,e
0
23,091 Mechel PJSC ADR
a,b,d
2
56,865 MMC Norilsk Nickel PJSC ADR
a,d
6
1,696 Novatek PJSC GDR
a,d,e
0
2,615 Polyus PJSC
a,d
0
1,260,120 Sberbank of Russia PJSC
a,d
2
67,230 Sovcomflot OAO
a,d
0
2,930,700 Surgutneftegas PJSC
d,e
3
257,974 Surgutneftegas PJSC ADR
a,d
26
Total 104
Saudi Arabia (4.0%)
230,572 Al Rajhi Bank 4,758,995
301,156 Alinma Bank 2,563,821
17,854 Arab National Bank 130,917
25,111 Dr. Sulaiman Al Habib Medical
Services Group Company 1,928,924
13,164 Eastern Province Cement Company 149,722
23,570 Jarir Marketing Company 1,028,205
323,357 National Commercial Bank 4,243,950
231,098 Riyad Bank 1,863,901
13,984 Saudi Arabian Mining Company
a
261,596
34,585 Saudi Arabian Oil Company
c
333,367
12,932 Saudi Basic Industries Corporation 319,972
7,885 Saudi Electricity Company 51,117
99,945 Saudi Telecom Company 1,202,936
Total 18,837,423
Singapore (<0.1%)
10,312 China Yuchai International, Ltd. 79,609
Total 79,609
Shares Common Stock (98.6%) Value
South Africa (3.0%)
151,463 Absa Group, Ltd. $ 1,473,397
184,508 AECI, Ltd. 870,569
57,147 African Rainbow Minerals, Ltd. 717,903
4,483 Anglo American Platinum, Ltd. 265,790
27,629 AngloGold Ashanti, Ltd. ADR 734,379
18,032 Aspen Pharmacare Holdings, Ltd. 180,479
10,350 Barloworld, Ltd. 51,256
30,182 Coronation Fund Managers, Ltd. 49,483
208,767 DataTec, Ltd. 414,738
18,938 Exxaro Resources, Ltd. 198,988
195,540 FirstRand, Ltd. 689,136
129,571 Gold Fields, Ltd. ADR 2,016,125
12,339 Impala Platinum Holdings, Ltd. 120,130
5,495 Investec, Ltd. 30,220
32,016 Kumba Iron Ore, Ltd. 778,523
726,085 Momentum Metropolitan Holdings 735,591
25,942 MTN Group, Ltd. 182,212
16,425 Naspers, Ltd. 2,927,947
90,716 Sasol, Ltd. 1,181,313
41,990 Sibanye Stillwater, Ltd. 92,833
68,379 Standard Bank Group 641,104
34,479 Super Group, Ltd. 60,409
Total 14,412,525
South Korea (10.7%)
1,021 AfreecaTV Company, Ltd. 59,519
4,606 Alteogen, Inc.
a
150,818
11,320 Boryung 73,635
1,245 Caregen Company, Ltd. 198,634
2,482 Celltrion, Inc. 299,055
1,904 Cheil Worldwide, Inc. 26,348
1,844 Chongkundang Holdings
Corporation 69,964
22,819 Green Cross Holdings Corporation 266,818
115,552 GS Holdings Corporation 3,433,230
2,902 GS Retail Company, Ltd. 57,806
6,897 Hanall Biopharma Company, Ltd.
a
106,082
1,648 Hanmi Pharm Company, Ltd. 398,593
3,074 HD Hyundai Company, Ltd. 136,312
8,873 Huons Global Company, Ltd. 134,688
5,853 HYBE Company, Ltd.
a
1,183,578
3,617 Hyundai Motor Company 535,783
71,124 Industrial Bank of Korea 535,619
23,828 JYP Entertainment Corporation 1,611,914
46,168 Kakao Corporation 2,021,676
36,056 Kangwon Land, Inc. 510,749
3,329 Korea Zinc Company, Ltd. 1,279,527
1,277 Krafton, Inc.
a
184,469
3,201 KT&G Corporation 205,125
1,192 LG Chem, Ltd. 662,136
6,345 LG Corporation 415,290
2,807 LG Energy Solution
a
1,223,390
42,722 Lotte Shopping Company, Ltd. 2,554,274
4,978 LS Corporation 334,365
1,600 Medy-Tox, Inc. 283,263
8,637 Meritz Financial Group, Inc. 297,298
10,331 NAVER Corporation 1,496,708
4,129 NCSoft Corporation 1,168,393
29,523 NH Investment & Securities
Company, Ltd. 206,701
19,700 PharmaResearch Company, Ltd. 1,492,927
3,562 POSCO 1,008,063
7,855 Samsung Biologics Company,
Ltd.
a,c
4,594,062
21,575 Samsung C&T Corporation 1,771,831

Emerging Markets Equity Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.6%) Value
South Korea (10.7%) - continued
316,354 Samsung Electronics Company,
Ltd. $ 15,565,912
2,066 Samsung SDI Company, Ltd. 1,072,197
6,423 Samsung SDS Company, Ltd. 564,766
4,758 Samsung Securities Corporation,
Ltd. 120,781
14,230 SD Biosensor, Inc. 221,919
29,649 SK Hynix, Inc. 1,994,888
1,347 SM Entertainment Company, Ltd. 108,537
209 Taekwang Industrial Corporation,
Ltd. 109,096
Total 50,746,739
Taiwan (14.9%)
78,532 ASE Technology Holding Company,
Ltd. ADR 538,730
1,109,000 Asia Cement Corporation 1,588,390
1,407,000 Capital Securities Corporation 628,609
67,500 Charoen Pokphand Enterprise
(Taiwan) Company, Ltd. 197,889
50,000 Cheng Loong Corporation 50,986
640,000 Cheng Shin Rubber Industry
Company, Ltd. 788,727
25,000 Chicony Power Technology
Company, Ltd. 69,684
109,000 China Steel Chemical Corporation 408,769
923,000 China Steel Corporation 875,406
421,000 Chipbond Technology Corporation 904,006
114,000 Delta Electronics, Inc. 1,116,741
54,000 Eclat Textile Company, Ltd. 859,952
365,000 Far Eastern New Century
Corporation 379,411
484,000 Feng Hsin Steel Company, Ltd. 1,072,053
260,000 Formosa Plastics Corporation 795,371
42,000 Fusheng Precision Company, Ltd. 295,750
33,000 Giga-Byte Technology Company,
Ltd. 141,308
12,000 Global Unichip Corporation 391,496
115,000 Globalwafers Company, Ltd. 1,807,367
66,000 Holtek Semiconductor, Inc. 147,995
46,000 Hotai Motor Company, Ltd. 991,560
634,000 Hua Nan Financial Holdings
Company, Ltd. 452,736
49,000 International Games System
Company, Ltd. 855,758
8,000 Largan Precision Company, Ltd. 525,298
52,000 Makalot Industrial Company, Ltd. 377,663
117,000 MediaTek, Inc. 2,544,030
23,000 Momo.com, Inc. 623,208
2,134,000 Nan Ya Plastics Corporation 5,423,724
219,000 Novatek Microelectronics
Corporation 2,993,975
517,000 Pou Chen Corporation 535,557
19,000 Poya International Company, Ltd. 355,624
165,000 Radiant Opto-Electronics
Corporation 607,978
48,000 Raydium Semiconductor
Corporation 597,940
42,000 Sanyang Motor Company, Ltd. 75,003
122,000 Shanghai Commercial & Savings
Bank, Ltd. 184,511
63,000 Sigurd Microelectronics
Corporation 107,139
814,000 SinoPac Financial Holdings
Company, Ltd. 442,979
Shares Common Stock (98.6%) Value
Taiwan (14.9%) - continued
182,000 Systex Corporation $ 483,745
89,056 Taichung Commercial Bank
Company, Ltd. 40,895
1,231,000 Taiwan Cooperative Financial
Holding Company, Ltd. 1,073,024
129,000 Taiwan Fertilizer Company, Ltd. 248,391
1,836,000 Taiwan Semiconductor
Manufacturing Company, Ltd. 30,065,590
399,000 Topco Scientific Company, Ltd. 2,427,005
138,000 TTY Biopharm Company, Ltd. 345,456
1,178,000 United Microelectronics
Corporation 1,894,645
237,000 USI Corporation 197,135
38,000 Voltronic Power Technology
Corporation 2,185,002
167,000 YFY, Inc. 167,727
1,316,950 Yuanta Financial Holding Company,
Ltd. 969,417
Total 70,851,355
Thailand (2.1%)
879,200 Airports of Thailand Public
Company, Ltd. NVDR
a
1,888,806
987,200 Bangkok Dusit Medical Services
Public Company, Ltd. NVDR 848,075
140,300 Bumrungrad Hospital Public
Company, Ltd. 979,796
348,200 Central Pattana pcl NVDR 695,825
318,000 Delta Electronics Public Company,
Ltd. NVDR 680,660
1,772,300 Krung Thai Bank Public Company,
Ltd. NVDR 936,956
11,993,700 Land and Houses Public Company,
Ltd. NVDR 3,447,863
199,100 Thanachart Capital Public
Company, Ltd. NVDR 252,618
233,200 Tipco Asphalt pcl NVDR 137,395
Total 9,867,994
Turkey (1.2%)
295,853 BIM Birlesik Magazalar AS 2,377,176
324,984 Haci Omer Sabanci Holding AS 638,830
225,841 Turk Hava Yollari Anonim Ortakligi
a
1,485,223
2,107,741 Turkiye Is Bankasi AS 1,174,877
Total 5,676,106
United States (0.8%)
60,896 Yum China Holding, Inc. 3,725,617
Total 3,725,617
Virgin Islands, British (<0.1%)
17,004 VK Company, Ltd. GDR
a,d
0
Total 0
Total Common Stock
(cost $487,791,876) 467,615,327

Emerging Markets Equity Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
818,075 Thrivent Cash Management Trust $ 818,075
Total Collateral Held for
Securities Loaned
(cost $818,075) 818,075
Shares Preferred Stock ( <0.1% )
Russian Federation (<0.1%)
652 Transneft PJSC
d,e
0
Total 0
South Korea (<0.1%)
7,885 Samsung Electronics Company,
Ltd. 329,631
Total 329,631
Total Preferred Stock
(cost $1,566,966) 329,631
Shares or
Principal
Amount Short-Term Investments ( 0.8% )
Federal Home Loan Bank Discount
Notes
400,000 4.725%,  5/10/2023
f,g
399,536
Thrivent Core Short-Term Reserve
Fund
342,645 5.260% 3,426,448
Total Short-Term Investments
(cost $3,825,870) 3,825,984
Total Investments (cost
$494,002,787) 99.6% $472,589,017
Other Assets and Liabilities,
Net 0.4% 1,764,560
Total Net Assets 100.0% $474,353,577
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 28, 2023, the value of these investments was $22,781,477 or 4.8% of
total net assets.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets
Equity Fund as of April 28, 2023:
Securities Lending Transactions
Common Stock $ 777,434
Total lending $777,434
Gross amount payable upon return of
collateral for securities loaned $818,075
Net amounts due to counterparty $40,641
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $40,610,161
Gross unrealized depreciation (71,221,092)
Net unrealized appreciation (depreciation) ($30,610,931)
Cost for federal income tax purposes $503,413,285

Emerging Markets Equity Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 28, 2023, in valuing Emerging Markets Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services^ 49,955,459 11,345,929 38,609,530 0
Consumer Discretionary 67,748,253 24,074,798 43,673,455 –
Consumer Staples^ 21,269,617 2,123,246 19,146,371 0
Energy^ 21,685,132 2,564,507 19,120,531 94
Financials 94,582,223 1,750,349 92,831,872 2
Health Care 26,800,854 1,186,588 25,614,266 –
Industrials 25,155,827 367,458 24,788,369 –
Information Technology 92,883,728 4,921,538 87,962,190 –
Materials^ 51,928,963 9,795,942 42,133,013 8
Real Estate 11,307,707 1,083,175 10,224,532 –
Utilities 4,297,564 1,382,059 2,915,505 –
Preferred Stock
Energy^ – – – 0
Information Technology 329,631 – 329,631 –
Short-Term Investments 399,536 – 399,536 –
Subtotal Investments in Securities $468,344,494 $60,595,589 $407,748,801 $104
Other Investments  * Total
Affiliated Short-Term Investments 3,426,448
Collateral Held for Securities Loaned 818,075
Subtotal Other Investments $4,244,523
Total Investments at Value $472,589,017
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of April 28, 2023, in valuing Emerging Markets Equity Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 213,337 213,337 – –
Total Asset Derivatives $213,337 $213,337 $– $–
The following table presents Emerging Markets Equity Fund's futures contracts held as of April 28, 2023. Investments and/or cash totaling
$399,536 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE US mini MSCI Emerging Markets Index 207 June 2023 $ 9,973,133 $ 213,337
Total Futures Long Contracts $ 9,973,133 $ 213,337
Total Futures Contracts $ 9,973,133 $213,337

Emerging Markets Equity Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 28, 2023, for Emerging Markets Equity
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 213,337
Total Equity Contracts 213,337
Total Asset Derivatives $213,337
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 28, 2023, for
Emerging Markets Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 1,622,260
Total Equity Contracts
1,622,260
Total $1,622,260
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 28, 2023, for Emerging Markets Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,080,674
Total Equity Contracts 1,080,674
Total $1,080,674
The following table presents Emerging Markets Equity Fund's average volume of derivative activity during the period ended April 28, 2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $13,919,216

Emerging Markets Equity Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Equity
Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
4/28/2023
Shares Held at
4/28/2023
% of Net
Assets
4/28/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.260% $4,055 $59,677 $60,306 $3,426 343 0.7%
Total Affiliated Short-Term Investments 4,055 3,426 0.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   1,649 21,805 22,636 818 818 0.2
Total Collateral Held for Securities Loaned 1,649 818 0.2
Total Value $5,704 $4,244
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 4/28/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.260% $– $– $– $108
Total Income/Non Income Cash from Affiliated Investments $108
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 31
Total Affiliated Income from Securities Loaned, Net $31
Total $– $– $–

International Equity Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.0% ) Value
Australia (6.2%)
148,051 Aristocrat Leisure, Ltd. $ 3,745,017
407,540 Aurizon Holdings, Ltd. 926,603
30,634 Australia and New Zealand
Banking Group, Ltd. 497,442
182,851 BHP Group, Ltd. 5,426,557
5,702 BlueScope Steel, Ltd. 75,789
3,387 Brambles, Ltd. 32,084
39,483 Carsales.com, Ltd. 626,133
88,455 Coles Group, Ltd. 1,068,551
153,238 Computershare, Ltd. 2,281,071
31,869 CSL, Ltd. 6,362,220
86,456 Fortescue Metals Group, Ltd. 1,209,660
221,236 GWA Group, Ltd. 258,433
217,090 Humm Group, Ltd. 69,019
28,951 JB Hi-Fi, Ltd. 856,825
575,506 Lottery Corporation, Ltd. 1,929,662
639 Macquarie Group, Ltd. 77,953
21,064 Northern Star Resources, Ltd. 187,887
3,029 Premier Investments, Ltd. 52,715
4,537 REA Group, Ltd. 426,698
46,407 Rio Tinto, Ltd. 3,480,739
52,513 SEEK, Ltd. 856,817
8,168 Technology One, Ltd. 82,348
31,939 Westpac Banking Corporation 478,100
Total 31,008,323
Austria (0.4%)
1,978 Andritz AG 128,463
4,307 BAWAG Group AG
a
210,070
27,790 OMV AG 1,315,103
6,355 Raiffeisen Bank International AG
b
97,624
3,932 Voestalpine AG 136,330
Total 1,887,590
Belgium (1.0%)
263 D'ieteren Group 49,520
17,595 Groupe Bruxelles Lambert SA 1,579,182
18,217 KBC Groep NV 1,302,309
18,304 Proximus SA 156,035
9,936 Solvay SA 1,192,510
8,401 Telenet Group Holding NV 194,876
7,431 UCB SA 690,770
Total 5,165,202
Bermuda (0.2%)
31,500 CK Infrastructure Holdings, Ltd. 179,342
10,700 Jardine Matheson Holdings, Ltd. 515,740
116,000 Road King Infrastructure, Ltd. 46,223
Total 741,305
Canada (10.4%)
2,188 Agnico Eagle Mines, Ltd. 124,124
80,748 ARC Resources, Ltd. 1,003,055
14,741 Bank of Montreal 1,328,795
25,750 Bank of Nova Scotia 1,285,362
115,557 Barrick Gold Corporation 2,197,106
10,587 Bausch Health Companies, Inc.
b
78,026
1,505 Baytex Energy Corporation
b
5,665
17,416 Bombardier, Inc.
b
752,249
16,402 Canadian Imperial Bank of
Commerce 687,629
49,911 Canadian National Railway
Company 5,949,460
Shares Common Stock (98.0%) Value
Canada (10.4%) - continued
40,543 Canadian Natural Resources, Ltd. $ 2,470,554
8,509 Canadian Utilities, Ltd. 246,003
36,995 Canadian Western Bank 663,526
47,925 CGI, Inc.
b
4,864,130
4,144 Cogeco Communications, Inc. 200,831
8,066 Dream Industrial REIT 88,349
3,228 Empire Company, Ltd. 86,677
20,605 Enbridge, Inc. 819,272
167 Fairfax Financial Holdings, Ltd. 116,704
14,327 Fortis, Inc.
c
629,083
1,067 IA Financial Corporation, Inc. 71,595
4,691 Intact Financial Corporation 709,579
9,860 InterRent REIT 94,317
53,493 Laurentian Bank of Canada 1,271,735
6,995 Loblaw Companies, Ltd. 657,913
35,686 Manulife Financial Corporation 704,580
4,077 National Bank of Canada 304,018
2,733 Nutrien, Ltd. 189,670
964 Precision Drilling Corporation
b
48,020
30,007 Rogers Communications, Inc. 1,482,576
34,933 Royal Bank of Canada 3,468,161
4,083 Russel Metals, Inc. 103,970
53,480 Shopify, Inc.
b
2,591,106
51,253 Sun Life Financial, Inc. 2,514,134
117,914 TC Energy Corporation 4,900,718
26,084 Thomson Reuters Corporation 3,429,993
9,475 Toromont Industries, Ltd. 765,637
44,707 Toronto-Dominion Bank 2,708,125
35,625 Tourmaline Oil Corporation 1,600,542
2,449 WSP Global, Inc. 323,213
Total 51,536,202
Cayman Islands (0.2%)
9,600 ASMPT, Ltd. 75,477
4,358 Melco Resorts & Entertainment,
Ltd. ADR
b
59,443
251,600 Sands China, Ltd.
b
901,085
9,000 Wharf Real Estate Investment
Company, Ltd. 51,900
Total 1,087,905
Denmark (2.9%)
1,797 ALK-Abello AS
b
22,748
2,765 Carlsberg AS 457,598
2,008 Dampskibsselskabet Norden AS 126,176
30,120 Danske Bank AS
b
636,580
19,494 DSV AS 3,668,817
3,417 Jyske Bank AS
b
249,830
55,015 Novo Nordisk AS 9,151,993
999 Ringkjoebing Landbobank AS 140,509
Total 14,454,251
Finland (0.6%)
1,146 Cargotec Oyj 63,327
15,671 Kesko Oyj 326,708
6,012 Neste Oil Oyj 291,369
57,728 Nordea Bank Abp 641,316
125,555 Stora Enso Oyj 1,592,904
362 Tieto Oyj 11,567
Total 2,927,191
France (9.2%)
22,585 Air Liquide SA 4,062,836

International Equity Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.0%) Value
France (9.2%) - continued
1,407 BioMerieux $ 147,321
34,950 Bollore SA 236,101
6,927 Bureau Veritas SA 199,741
53,144 Compagnie de Saint-Gobain 3,076,768
136,418 Credit Agricole SA 1,667,515
44,086 Dassault Systemes SE 1,789,705
11,290 Eiffage SA 1,343,784
165,621 Engie SA 2,650,656
29,508 Groupe Eurotunnel SA 551,484
2,103 Hermes International 4,565,790
11,034 Ipsos SA 598,272
3,637 La Francaise des Jeux SAEM
a
155,452
37,009 Legrand SA 3,494,878
2,181 LNA Sante 76,424
1,343 L'Oreal SA 641,845
5,058 LVMH Moet Hennessy Louis Vuitton
SE 4,865,214
28,006 Publicis Groupe SA 2,289,698
21,198 Rexel SA 491,024
49,769 Sanofi 5,363,538
4,378 Schneider Electric SE 763,491
790 Sopra Group SA 171,007
19,827 Thales SA 3,025,679
51,226 TotalEnergies SE 3,273,351
738 Wendel SA 82,789
Total 45,584,363
Germany (6.7%)
17,809 Allianz SE 4,471,979
24,293 BASF SE 1,256,539
67,008 Bayer AG 4,422,294
6,765 Bayerische Motoren Werke AG 758,254
20,261 Deutsche Boerse AG 3,863,962
75,609 Deutsche Lufthansa AG
b
812,794
24,071 Deutsche Post AG 1,157,809
229,667 E.ON SE 3,037,987
15,876 Evonik Industries AG 346,519
12,003 HeidelbergCement AG 909,129
84,368 Infineon Technologies AG 3,072,422
3,832 LEG Immobilien AG 238,517
19,716 Merck KGaA
b
3,536,448
39,504 Porsche Automobil Holding SE 2,200,272
6,768 SAP SE 915,823
1,309 Scout24 SE
a
81,587
11,524 Siemens AG 1,899,534
8,116 TAG Immobilien AG 69,497
1,404 Volkswagen AG 235,722
Total 33,287,088
Hong Kong (1.9%)
163,000 BOC Hong Kong (Holdings), Ltd. 514,546
330,500 CK Hutchison Holdings, Ltd. 2,209,535
40,000 Hang Lung Properties, Ltd. 73,117
28,400 Hang Seng Bank, Ltd. 420,969
48,000 Henderson Land Development
Company, Ltd. 170,915
87,100 Hong Kong Exchanges & Clearing,
Ltd. 3,616,122
30,000 Hysan Development Company, Ltd. 84,781
37,120 Link REIT 242,798
60,000 Melco International Development,
Ltd.
b
69,830
38,571 Sino Land Company, Ltd. 51,977
113,500 Sun Hung Kai Properties, Ltd. 1,580,294
Shares Common Stock (98.0%) Value
Hong Kong (1.9%) - continued
52,000 Swire Pacific, Ltd. $ 412,783
29,400 Swire Properties, Ltd. 79,019
Total 9,526,686
Ireland (0.1%)
2,061 Flutter Entertainment plc
b
411,825
Total 411,825
Isle of Man (0.2%)
38,790 Entain plc 706,806
Total 706,806
Israel (1.8%)
221,601 Bank Hapoalim BM 1,909,002
390,654 Bank Leumi Le-Israel BM 3,096,593
7,541 Check Point Software Technologies,
Ltd.
b
960,422
1,533 First International Bank of Israel,
Ltd. 55,700
76,195 Mizrahi Tefahot Bank, Ltd. 2,498,684
2,614 Plus500, Ltd. 54,698
4,755 Wix.com, Ltd.
b
414,778
Total 8,989,877
Italy (2.7%)
57,106 A2A SPA 100,758
32,857 Azimut Holding SPA 733,899
14,816 Banca Farmafactoring SPA
a
142,577
75,853 Banca Mediolanum SPA 685,815
23,627 Banca Popolare di Sondrio SPA 107,333
21,618 Banco BPM SPA 87,901
660 Brunello Cucinelli SPA 63,197
3,854 Buzzi Unicem SPA 95,833
10,980 Davide Campari-Milano NV 141,505
359,705 Enel SPA 2,457,555
1,108,645 Intesa Sanpaolo SPA 2,915,072
28,905 Italgas SPA 188,735
41,604 Leonardo SPA 495,792
11,162 Moncler SPA 828,013
4,061 Prysmian SPA 166,200
65,848 Recordati SPA 3,031,154
1,043 Reply SPA 121,513
40,297 Saras SPA
b
52,100
53,907 UniCredit SPA 1,068,197
20,653 Unipol Gruppo SPA 116,119
Total 13,599,268
Japan (18.7%)
900 Advantest Corporation 70,139
11,000 AGC, Inc. 410,134
7,500 Amvis Holdings, Inc. 163,330
14,700 Arcs Company, Ltd. 267,264
160,200 Astellas Pharma, Inc. 2,413,343
3,100 BayCurrent Consulting, Inc. 107,756
19,600 Chiyoda Company, Ltd. 120,691
6,100 Chugai Pharmaceutical Company,
Ltd. 157,415
6,600 COMSYS Holdings Corporation 126,299
6,300 Dai Nippon Printing Company, Ltd. 181,101
26,500 Daiichi Sankyo Company, Ltd. 909,337
11,000 Daikin Industries, Ltd. 1,997,942
5,600 Daito Trust Construction Company,
Ltd. 530,755

International Equity Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.0%) Value
Japan (18.7%) - continued
58,100 Daiwa House Industry Company,
Ltd. $ 1,480,880
1,200 Denso Corporation 72,436
256,900 Eneos Holdings, Inc. 913,928
8,700 FANUC Corporation 293,810
600 Fast Retailing Company, Ltd. 142,081
1,800 Food & Life Companies, Ltd. 43,355
7,100 Fuji Soft, Inc. 424,185
19,300 FUJIFILM Holdings NPV 1,005,916
9,500 Fujitsu, Ltd. 1,266,134
6,800 Hamamatsu Photonics KK 360,494
1,500 Hanwa Company, Ltd. 46,448
15,100 Hitachi, Ltd. 835,251
97,600 Honda Motor Company, Ltd. 2,588,648
20,400 Hoya Corporation 2,139,043
28,700 Iida Group Holdings Company, Ltd. 510,266
43,700 Inaba Denki Sangyo Company, Ltd. 976,082
67,700 Inpex Corporation 740,845
9,100 ITOCHU Corporation 301,891
40,700 ITOCHU Techno-Solutions
Corporation 1,053,950
32,000 Japan Post Holdings Company,
Ltd. 263,422
102,100 Japan Tobacco, Inc. 2,196,874
13,700 Kajima Corporation 181,258
22,300 Kawasaki Kisen Kaisha, Ltd. 531,416
79,200 KDDI Corporation 2,472,476
7,700 Keyence Corporation 3,472,364
1,200 Kikkoman Corporation 71,081
47,900 Kinden Corporation 653,102
7,400 Kobe Bussan Company, Ltd. 206,966
1,500 Kusuri No Aoki Holdings Company,
Ltd. 71,976
15,100 Kyocera Corporation 792,562
44,000 Kyoei Steel, Ltd. 594,911
700 Lasertec Corporation 95,232
3,900 Lintec Corporation 65,220
1,200 M&A Research Institute Holdings,
Inc.
b
89,816
2,300 Management Solutions Company,
Ltd. 54,508
51,900 Marubeni Corporation 736,627
4,900 McDonald's Holdings Company
(Japan), Ltd. 204,135
7,400 Ministop Company, Ltd. 76,804
6,600 MISUMI Group, Inc. 166,500
45,800 Mitsubishi Corporation 1,698,075
288,200 Mitsubishi HC Capital, Inc. 1,495,970
271,300 Mitsubishi UFJ Financial Group,
Inc. 1,698,212
7,200 Mitsuboshi Belting, Ltd. 206,278
13,900 Mitsui & Company, Ltd. 433,940
9,900 Mizuho Financial Group, Inc. 143,509
24,700 Murata Manufacturing Company,
Ltd. 1,401,384
27,600 Nidec Corporation 1,365,705
62,500 Nintendo Company, Ltd. 2,642,337
7,100 Nippon Paper Industries Company,
Ltd.
b
56,890
76,000 Nippon Steel Corporation 1,623,164
9,900 Nippon Television Holdings, Inc. 89,085
31,200 Nippon Yusen Kabushiki Kaisha 737,534
116,300 Nissan Motor Company, Ltd. 424,081
10,300 Nitori Holdings Company, Ltd. 1,311,560
21,300 Nitto Kogyo Corporation 421,737
Shares Common Stock (98.0%) Value
Japan (18.7%) - continued
19,900 Nomura Research Institute, Ltd. $ 500,675
126,600 NTT Data Corporation 1,719,627
2,800 Oisix ra daichi, Inc.
b
52,388
7,300 Oracle Corporation Japan 523,912
78,000 Oriental Land Company, Ltd. 2,760,357
29,800 ORIX Corporation 506,973
16,300 Otsuka Holdings Company, Ltd. 554,538
49,600 Pan Pacific International Holdings
Company 926,872
26,000 Recruit Holdings Company, Ltd. 729,394
22,900 Renesas Electronics Corporation
b
298,443
182,800 Resona Holdings, Inc. 911,068
11,100 Rohto Pharmaceutical Company,
Ltd. 230,293
10,600 Ryoyo Electro Corporation 193,358
2,700 Saizeriya Company, Ltd. 67,885
23,000 Sangetsu Company, Ltd. 383,525
32,600 Secom Company, Ltd. 2,087,508
48,500 Shin-Etsu Chemical Company, Ltd. 1,383,987
18,600 Shionogi & Company, Ltd. 832,620
2,700 SMC Corporation 1,346,611
64,300 SoftBank Group Corporation 2,411,406
28,800 Sony Group Corporation 2,605,644
3,300 Sumco Corporation 45,446
35,200 Sumitomo Corporation 630,885
46,200 Sumitomo Mitsui Financial Group,
Inc. 1,888,362
48,300 Sumitomo Mitsui Trust Holdings,
Inc. 1,741,105
5,300 Sysmex Corporation 340,913
3,600 Taikisha, Ltd. 97,530
17,100 Taiyo Holdings Company, Ltd. 309,109
4,300 Takara Standard Company, Ltd. 52,010
102,300 Takeda Pharmaceutical Company,
Ltd. 3,392,183
8,700 Terumo Corporation 260,528
39,000 Toagosei Company, Ltd. 337,184
21,400 Tohoku Electric Power Company,
Inc.
b
110,029
10,100 Tokio Marine Holdings, Inc. 203,081
19,200 Tokyo Electron, Ltd. 2,198,506
1,500 Tokyotokeiba Company, Ltd. 47,356
6,600 Toppan, Inc. 140,308
1,400 Toyo Suisan Kaisha, Ltd. 62,506
316,400 Toyota Motor Corporation 4,344,183
18,300 Tsubakimoto Chain Company 453,267
57,500 TV Asahi Holdings Corporation 664,713
2,800 Universal Entertainment
Corporation
b
58,945
6,300 Yakult Honsha Company, Ltd. 473,848
9,600 Yuasa Trading Company, Ltd. 278,805
520,100 Z Holdings Corporation 1,424,679
43,900 ZOZO, Inc. 923,847
Total 92,904,272
Jersey (0.4%)
15,158 Experian plc 536,669
485,803 Man Group plc 1,389,388
Total 1,926,057
Luxembourg (0.2%)
92,379 B&M European Value Retail SA 557,689

International Equity Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.0%) Value
Luxembourg (0.2%) - continued
8,949 Tenaris SA ADR $ 256,926
Total 814,615
Netherlands (6.3%)
11,659 Aalberts NV 538,480
29,584 ABN AMRO Bank NV, DRIP
b,d
3
29,584 ABN AMRO Group NV
a
474,152
469 ASM International NV 170,271
11,916 ASML Holding NV 7,562,073
14,617 CNH Industrial NV 205,689
22,313 Euronext NV
a
1,774,543
13,935 Ferrari NV 3,882,978
28,309 ForFarmers BV 91,535
592 Heineken Holding NV 56,821
12,579 Heineken NV 1,444,391
1,379 IMCD NV 207,594
125,266 Koninklijke Ahold Delhaize NV 4,307,245
13,018 Koninklijke Vopak NV 497,400
38,063 QIAGEN NV
b
1,702,212
5,697 Randstad Holding NV 309,552
166,404 Stellantis NV 2,760,083
62,616 STMicroelectronics NV 2,678,539
10,606 Technip Energies NV 235,304
46,127 Unilever plc 2,569,157
Total 31,468,022
New Zealand (0.1%)
54,392 Contact Energy, Ltd. 263,803
Total 263,803
Norway (1.4%)
131,792 DNB Bank ASA
c
2,318,232
77,017 Equinor ASA 2,217,399
10,325 Leroy Seafood Group ASA 54,369
451 Storebrand ASA 3,480
62,825 Yara International ASA 2,529,890
Total 7,123,370
Portugal (<0.1%)
9,854 EDP - Energias de Portugal SA 54,296
Total 54,296
Singapore (0.7%)
129,900 DBS Group Holdings, Ltd. 3,209,824
187,800 Genting Singapore, Ltd. 159,766
32,900 Keppel Corporation, Ltd. 152,768
50,459 Wing Tai Holdings, Ltd. 56,041
103,700 Yangzijiang Shipbuilding Holdings,
Ltd. 96,704
Total 3,675,103
Spain (2.1%)
56,324 Acerinox SA 608,541
226,840 Banco Bilbao Vizcaya Argentaria
SA
c
1,660,699
411,146 CaixaBank SA 1,521,907
52,131 Cia de Distribucion Integral Logista
Holdings SA 1,415,722
3,029 Endesa SA 67,949
109,986 Industria de Diseno Textil SA
c
3,780,976
150,355 Mediaset Espana Comunicacion
SA
b
500,012
Shares Common Stock (98.0%) Value
Spain (2.1%) - continued
48,726 Repsol SA $ 715,773
16,580 Telefonica SA 75,310
994 Vidrala SA 104,348
Total 10,451,237
Sweden (2.7%)
32,951 AB Industrivarden, Class A 942,832
42,008 AB Industrivarden, Class C 1,199,603
119,013 Assa Abloy AB
c
2,835,604
13,589 Atlas Copco AB, Class A 196,553
10,655 Atlas Copco AB, Class B 136,670
26,353 Boliden AB
c
941,774
2,799 Epiroc AB, Class A 56,073
18,679 Epiroc AB, Class B 321,617
858 Evolution Gaming Group AB
a
114,636
34,769 Fastighets AB Balder
b
161,878
112,261 Granges AB 1,116,564
15,091 Hexagon AB 172,788
64,886 Hexpol AB 764,734
6,587 Indutrade AB 158,166
2,549 L E Lundbergforetagen AB 122,304
24,786 NIBE Industrier AB 277,526
6,918 Nyfosa AB 47,408
5,100 Saab AB 286,361
7,912 Sandvik AB 161,166
12,723 Skandinaviska Enskilda Banken AB 144,670
3,535 Skanska AB 57,820
232,581 SSAB AB, Class A 1,651,757
7,834 SSAB AB, Class B 52,951
7,065 Svolder AB 42,672
7,755 Swedbank AB 134,754
28,883 Telefonaktiebolaget LM Ericsson 159,021
9,086 Trelleborg AB
c
228,314
45,262 Volvo AB, Class B 930,619
Total 13,416,835
Switzerland (9.3%)
7,476 Baloise Holding AG 1,251,432
165 Bucher Industries AG 74,307
5,829 Coca-Cola HBC AG 177,941
19,174 Compagnie Financiere Richemont
SA 3,169,479
4,528 Galenica AG
a
405,794
540,906 Glencore Xstrata plc 3,192,783
20,795 Holcim, Ltd. 1,373,982
18,094 Julius Baer Group, Ltd. 1,296,547
262 Lonza Group AG 163,394
75,803 Nestle SA 9,724,734
122,849 Novartis AG 12,566,702
7,910 OC Oerlikon Corporation AG 44,291
504 Partners Group Holding AG 489,250
15,570 PSP Swiss Property AG 1,833,541
471 Roche Holding AG, Bearer Shares 159,387
7,847 Roche Holding AG, Participation
Certificates 2,457,211
448 Schindler Holding AG 95,703
3,115 Schindler Holding AG, Participation
Certificates 696,115
8,574 Sika AG 2,368,336
1,922 Swiss Life Holding AG
b
1,268,630
3,414 Tecan Group AG 1,487,728
86,508 UBS Group AG 1,760,660

International Equity Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.0%) Value
Switzerland (9.3%) - continued
698 Vontobel Holding AG $ 46,752
Total 46,104,699
United Kingdom (11.6%)
19,485 3i Group plc 433,524
7,242 Antofagasta plc 133,203
11,381 AstraZeneca plc 1,674,869
368,758 Auto Trader Group plc
a
2,948,961
37,853 Avacta Group plc
b,c
58,513
23,583 BAE Systems plc 300,448
18,837 Balfour Beatty plc 90,669
351,750 Barclays plc 708,572
652,154 BP plc 4,375,316
86,734 British American Tobacco plc 3,204,469
15,517 Bunzl plc 617,689
70,291 Centamin plc 91,229
4,752 Coca-Cola European Partners plc 306,362
14,887 Compass Group plc 392,735
723 Croda International plc 63,523
117,470 Diageo plc 5,358,546
41,754 Evraz plc
b,d
5
115,651 GSK plc 2,085,562
117,464 Halma plc 3,416,265
698,832 HSBC Holdings plc 5,036,747
14,600 IG Group Holdings plc 134,781
82,631 Imperial Brands plc 2,045,464
41,599 InterContinental Hotels Group plc 2,860,221
7,308 Lancashire Holdings, Ltd. 56,329
57,308 Marks and Spencer Group plc
b
118,576
130,200 Moneysupermarket.com Group plc 449,600
10,939 Next plc 928,143
28,663 PageGroup plc 163,578
19,219 Paragon Banking Group plc 121,372
31,611 Redde Northgate plc 149,375
134,880 RELX plc 4,494,044
7,070 Rightmove plc 51,173
71,928 Rio Tinto plc 4,572,654
66,143 Sage Group plc 682,131
259,545 Shell plc 7,975,376
5,988 Spirax-Sarco Engineering plc 836,767
29,750 Standard Chartered plc 235,714
12,821 TORM plc 401,291
3,818 Whitbread plc 156,279
Total 57,730,075
Total Common Stock
(cost $428,320,676) 486,846,266
Shares
Collateral Held for Securities
Loaned ( 2.0% )
10,269,287 Thrivent Cash Management Trust 10,269,287
Total Collateral Held for
Securities Loaned
(cost $10,269,287) 10,269,287
Shares Preferred Stock ( 0.6% )
Germany (0.6%)
2,869 Bayerische Motoren Werke AG 304,961
Shares Preferred Stock (0.6%) Value
Germany (0.6%) - continued
18,835 Volkswagen AG $ 2,571,925
Total 2,876,886
Total Preferred Stock
(cost $2,688,881) 2,876,886
Shares or
Principal
Amount Short-Term Investments ( 0.5% )
Federal Home Loan Bank Discount
Notes
300,000 4.870%,  6/9/2023
e,f
298,462
Thrivent Core Short-Term Reserve
Fund
206,268 5.260% 2,062,684
Total Short-Term Investments
(cost $2,361,020) 2,361,146
Total Investments (cost
$443,639,864) 101.1% $502,353,585
Other Assets and Liabilities,
Net (1.1%) (5,573,200)
Total Net Assets 100.0% $496,780,385
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 28, 2023, the value of these investments was $6,307,772 or 1.3% of
total net assets.
b Non-income producing security.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core International Equity
Fund as of April 28, 2023:
Securities Lending Transactions
Common Stock $ 9,822,602
Total lending $9,822,602
Gross amount payable upon return of
collateral for securities loaned $10,269,287
Net amounts due to counterparty $446,685
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
DRIP - Dividend Reinvestment Plan
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

International Equity Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 58,321,408
Gross unrealized depreciation (11,336,988)
Net unrealized appreciation (depreciation) $ 46,984,420
Cost for federal income tax purposes $ 455,514,894
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 28, 2023, in valuing International Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 20,879,376 – 20,879,376 –
Consumer Discretionary 58,753,494 59,443 58,694,051 –
Consumer Staples 36,550,407 306,362 36,244,045 –
Energy 34,109,307 256,926 33,852,381 –
Financials 86,644,240 – 86,644,237 3
Health Care 66,807,558 78,026 66,729,532 –
Industrials 73,966,114 – 73,966,114 –
Information Technology 45,333,713 3,966,306 41,367,407 –
Materials 46,420,871 189,670 46,231,196 5
Real Estate 7,394,990 – 7,394,990 –
Utilities 9,986,196 – 9,986,196 –
Preferred Stock
Consumer Discretionary 2,876,886 – 2,876,886 –
Short-Term Investments 298,462 – 298,462 –
Subtotal Investments in Securities $490,021,614 $4,856,733 $485,164,873 $8
Other Investments  * Total
Affiliated Short-Term Investments 2,062,684
Collateral Held for Securities Loaned 10,269,287
Subtotal Other Investments $12,331,971
Total Investments at Value $502,353,585
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of April 28, 2023, in valuing International Equity Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 145,729 145,729 – –
Total Asset Derivatives $145,729 $145,729 $– $–

International Equity Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
The following table presents I nternational Equity Fund's futures contracts held as of April 28, 2023. Investments and/or cash totaling $298,462 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 37 June 2023 $ 3,831,031 $ 145,729
Total Futures Long Contracts $ 3,831,031 $ 145,729
Total Futures Contracts $ 3,831,031 $145,729
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 28, 2023, for International Equity Fund's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 145,729
Total Equity Contracts 145,729
Total Asset Derivatives $145,729
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 28, 2023, for
International Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 821,356
Total Equity Contracts
821,356
Total $821,356
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 28, 2023, for International Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 476,792
Total Equity Contracts 476,792
Total $476,792
The following table presents International Equity Fund's average volume of derivative activity during the period ended April 28, 2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $6,817,345

International Equity Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Equity Fund, is as follows:
Portfolio
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
4/28/2023
Shares Held at
4/28/2023
% of Net
Assets
4/28/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.260% $1,206 $38,642 $37,785 $2,063 206 0.4%
Total Affiliated Short-Term Investments 1,206 2,063 0.4
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 3,639 30,499 23,869 10,269 10,269 2.0
Total Collateral Held for Securities Loaned 3,639 10,269 2.0
Total Value $4,845 $12,332
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2022
- 4/28/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.260% $– $– $ – $42
Total Income/Non Income Cash from Affiliated
Investments $42
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 45
Total Affiliated Income from Securities Loaned, Net $45
Total Value $– $– $ –

Low Volatility Equity Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 99.7% ) Value
Communications Services (7.8%)
122,942 Activision Blizzard, Inc.
a
$ 9,553,823
58,971 Alphabet, Inc., Class A
a
6,329,947
46,055 Alphabet, Inc., Class C
a
4,984,072
22,109 Charter Communications, Inc.
a
8,151,588
272,473 Comcast Corporation 11,272,208
81,077 Electronic Arts, Inc. 10,319,481
38,609 T-Mobile US, Inc.
a
5,555,835
650,126 Verizon Communications, Inc. 25,244,393
11,380 Walt Disney Company
a
1,166,450
Total 82,577,797
Consumer Discretionary (4.1%)
276 AutoZone, Inc.
a
735,073
28,746 Choice Hotels International, Inc. 3,665,690
140,043 Harley-Davidson, Inc. 5,195,595
18,764 Home Depot, Inc. 5,639,333
34,974 MarineMax, Inc.
a
1,018,443
67,462 McDonald's Corporation 19,951,886
36,326 Ruth's Hospitality Group, Inc. 587,028
12,683 Ulta Beauty, Inc.
a
6,993,787
Total 43,786,835
Consumer Staples (16.5%)
95,525 Altria Group, Inc. 4,538,393
48,484 Church & Dwight Company, Inc. 4,708,766
36,694 Clorox Company 6,077,260
166,763 Coca-Cola Company 10,697,846
56,921 Colgate-Palmolive Company 4,542,296
4,494 Costco Wholesale Corporation 2,261,471
27,291 Dollar General Corporation 6,043,865
21,422 Edgewell Personal Care Company 935,499
3,561 Flowers Foods, Inc. 97,963
90,371 General Mills, Inc. 8,009,582
18,322 Hershey Company 5,003,005
332,474 Hormel Foods Corporation 13,445,249
269,742 Kellogg Company 18,819,899
158,254 Keurig Dr. Pepper, Inc. 5,174,906
487,012 Kroger Company 23,683,394
277,408 Mondelez International, Inc. 21,282,742
76,401 PepsiCo, Inc. 14,584,187
18,301 Post Holdings, Inc.
a
1,656,057
86,375 Procter & Gamble Company 13,507,322
48,368 SpartanNash Company 1,185,983
104,053 Tyson Foods, Inc. 6,502,272
15,390 Walmart, Inc. 2,323,428
Total 175,081,385
Energy (0.7%)
5,941 Cheniere Energy, Inc. 908,973
45,804 Phillips 66 4,534,596
61,004 Williams Companies, Inc. 1,845,981
Total 7,289,550
Financials (13.0%)
5,508 AMERISAFE, Inc. 306,520
17,992 Aon plc 5,850,639
29,543 Arthur J. Gallagher & Company 6,146,717
6,603 Banc of California, Inc. 74,944
32,803 Berkshire Hathaway, Inc.
a
10,777,426
106,382 Cboe Global Markets, Inc. 14,861,565
18,850 Central Pacific Financial
Corporation 299,338
81,284 CME Group, Inc. 15,100,129
Shares Common Stock (99.7%) Value
Financials (13.0%) - continued
16,784 Employers Holdings, Inc. $ 664,479
6,683 Erie Indemnity Company 1,452,416
18,299 FactSet Research Systems, Inc. 7,533,515
3,778 Financial Institutions, Inc. 66,039
263,190 First Horizon Corporation 4,618,984
125,746 Fiserv, Inc.
a
15,356,102
49,105 Global Payments, Inc. 5,534,625
12,678 Hanmi Financial Corporation 204,876
142,874 Hartford Financial Services Group,
Inc. 10,142,625
20,571 Hope Bancorp, Inc. 187,196
31,902 Jack Henry & Associates, Inc. 5,210,873
407 MarketAxess Holdings, Inc. 129,577
11,058 Marsh & McLennan Companies,
Inc. 1,992,541
40,708 Mastercard, Inc. 15,470,261
35,664 Mr. Cooper Group, Inc.
a
1,651,243
13,183 ProAssurance Corporation 236,767
13,175 Progressive Corporation 1,797,070
31,830 T. Rowe Price Group, Inc. 3,575,464
22,370 Visa, Inc. 5,206,170
57,438 W.R. Berkley Corporation 3,384,247
Total 137,832,348
Health Care (21.1%)
123,256 Abbott Laboratories 13,616,090
6,685 AbbVie, Inc. 1,010,237
29,787 Amgen, Inc. 7,141,135
43,476 AMN Healthcare Services, Inc.
a
3,754,153
127,080 Baxter International, Inc. 6,059,174
25,282 Biogen, Inc.
a
7,691,543
2,866 Bio-Rad Laboratories, Inc.
a
1,291,964
195,652 Bristol-Myers Squibb Company 13,063,684
130,368 Centene Corporation
a
8,986,266
12,574 Danaher Corporation 2,978,906
26,571 Eli Lilly and Company 10,518,396
181,384 Gilead Sciences, Inc. 14,911,579
19,974 Halozyme Therapeutics, Inc.
a
641,765
48,948 Hologic, Inc.
a
4,210,018
185,001 Johnson & Johnson 30,284,664
29,007 Medpace Holdings, Inc.
a
5,805,461
1,305 Medtronic plc 118,690
287,525 Merck & Company, Inc. 33,200,512
42,882 Molina Healthcare, Inc.
a
12,774,119
44,607 Pfizer, Inc. 1,734,766
5,415 Regeneron Pharmaceuticals, Inc.
a
4,341,693
2,764 Thermo Fisher Scientific, Inc. 1,533,744
19,293 UnitedHealth Group, Inc. 9,493,892
56,569 Vertex Pharmaceuticals, Inc.
a
19,274,755
397,146 Viatris, Inc. 3,705,372
21,719 Waters Corporation
a
6,523,519
Total 224,666,097
Industrials (12.7%)
57,180 3M Company 6,073,660
24,511 Acuity Brands, Inc. 3,857,541
46,525 Automatic Data Processing, Inc. 10,235,500
7,803 Booz Allen Hamilton Holding
Corporation 746,903
2,299 Cintas Corporation 1,047,815
59,320 Copart, Inc.
a
4,689,246
196,142 CSX Corporation 6,009,791
69,201 Expeditors International of
Washington, Inc. 7,877,842

Low Volatility Equity Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.7%) Value
Industrials (12.7%) - continued
11,695 Huntington Ingalls Industries, Inc. $ 2,358,414
18,458 IDEX Corporation 3,808,254
9,227 L3Harris Technologies, Inc. 1,800,649
17,662 Northrop Grumman Corporation 8,146,951
7,083 Old Dominion Freight Line, Inc. 2,269,322
168,874 Paychex, Inc. 18,552,498
20,774 Paycom Software, Inc.
a
6,032,146
14,324 Paylocity Holding Corporation
a
2,768,686
131,431 Pentair plc 7,633,512
51,601 Republic Services, Inc. 7,462,537
42,792 Wabash National Corporation 1,098,471
39,473 Waste Connections, Inc. 5,492,668
160,287 Waste Management, Inc. 26,615,656
Total 134,578,062
Information Technology (12.6%)
17,761 Accenture plc 4,978,231
18,340 Adobe, Inc.
a
6,924,450
59,295 Adtran Holdings, Inc. 540,770
14,146 Alarm.com Holdings, Inc.
a
674,623
4,559 Amphenol Corporation 344,068
77,676 Apple, Inc. 13,180,064
55,532 Arista Networks, Inc.
a
8,894,005
4,049 Aspen Technology, Inc.
a
716,673
12,876 Cadence Design Systems, Inc.
a
2,696,878
416,814 Cisco Systems, Inc. 19,694,461
5,454 EPAM Systems, Inc.
a
1,540,428
32,241 Fortinet, Inc.
a
2,032,795
439,874 Gen Digital, Inc. 7,772,574
92,712 Keysight Technologies, Inc.
a
13,409,864
17,952 Microsoft Corporation 5,515,931
39,335 Motorola Solutions, Inc. 11,462,219
61,153 Oracle Corporation 5,792,412
4,702 PC Connection, Inc. 189,350
8,385 QUALCOMM, Inc. 979,368
9,629 Skyworks Solutions, Inc. 1,019,711
116,482 Texas Instruments, Inc. 19,475,790
5,917 Tyler Technologies, Inc.
a
2,242,720
18,177 VeriSign, Inc.
a
4,031,659
Total 134,109,044
Materials (1.8%)
6,949 CF Industries Holdings, Inc. 497,410
380,247 Newmont Corporation 18,023,708
19,860 Sealed Air Corporation 953,081
Total 19,474,199
Real Estate (1.3%)
3,559 Equity Residential 225,107
46,665 Public Storage, Inc. 13,758,242
Total 13,983,349
Utilities (8.1%)
39,994 Avista Corporation 1,762,536
210,422 Consolidated Edison, Inc. 20,720,254
57,308 Dominion Energy, Inc. 3,274,579
142,905 Duke Energy Corporation 14,130,446
66,214 Edison International 4,873,350
77,190 Entergy Corporation 8,304,100
158,531 Evergy, Inc. 9,846,360
288,674 NiSource, Inc. 8,215,662
40,313 NorthWestern Corporation 2,363,148
61,212 OGE Energy Corporation 2,297,899
Shares Common Stock (99.7%) Value
Utilities (8.1%) - continued
19,876 Pinnacle West Capital Corporation $ 1,559,471
25,391 Portland General Electric
Company 1,285,293
33,073 Sempra Energy 5,142,521
13,521 Southern Company 994,470
15,932 Xcel Energy, Inc. 1,113,806
Total 85,883,895
Total Common Stock
(cost $934,508,415) 1,059,262,561
Shares Short-Term Investments ( 0.2% ) Value
Thrivent Core Short-Term Reserve
Fund
226,983 5.260% 2,269,828
Total Short-Term Investments
(cost $2,269,828) 2,269,828
Total Investments (cost
$936,778,243) 99.9% $1,061,532,389
Other Assets and Liabilities, Net
0.1% 1,050,214
Total Net Assets 100.0% $1,062,582,603
a Non-income producing security.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $157,605,358
Gross unrealized depreciation (35,603,046)
Net unrealized appreciation (depreciation) $122,002,312
Cost for federal income tax purposes $939,530,077

Low Volatility Equity Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 28, 2023, in valuing Low Volatility Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 82,577,797 82,577,797 – –
Consumer Discretionary 43,786,835 43,786,835 – –
Consumer Staples 175,081,385 175,081,385 – –
Energy 7,289,550 7,289,550 – –
Financials 137,832,348 137,832,348 – –
Health Care 224,666,097 224,666,097 – –
Industrials 134,578,062 134,578,062 – –
Information Technology 134,109,044 134,109,044 – –
Materials 19,474,199 19,474,199 – –
Real Estate 13,983,349 13,983,349 – –
Utilities 85,883,895 85,883,895 – –
Subtotal Investments in Securities $1,059,262,561 $1,059,262,561 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 2,269,828
Subtotal Other Investments $2,269,828
Total Investments at Value $1,061,532,389
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
4/28/2023
Shares Held at
4/28/2023
% of Net
Assets
4/28/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.260% $1,086 $15,068 $13,884 $2,270 227 0.2%
Total Affiliated Short-Term Investments 1,086 2,270 0.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 2,575 2,575 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $1,086 $2,270
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 4/28/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.260% $– $– $– $52
Total Income/Non Income Cash from Affiliated Investments $52
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total $– $– $–

Mid Cap Value Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.9% ) Value
Communications Services (2.8%)
229,236 Imax Corporation
a
$ 4,802,494
232,638 Warner Bros. Discovery, Inc.
a
3,166,203
Total 7,968,697
Consumer Discretionary (9.6%)
24,820 Aptiv plc
a
2,552,985
98,548 Cedar Fair, LP 4,308,519
48,909 D.R. Horton, Inc. 5,371,186
97,248 eBay, Inc. 4,515,225
36,717 Lear Corporation 4,687,292
150,102 Tapestry, Inc. 6,125,663
Total 27,560,870
Consumer Staples (6.7%)
31,490 Dollar Tree, Inc.
a
4,840,328
40,297 Lamb Weston Holdings, Inc. 4,505,608
55,161 Sysco Corporation 4,233,055
151,028 US Foods Holding Corporation
a
5,799,475
Total 19,378,466
Energy (7.1%)
199,118 Enterprise Products Partners, LP 5,238,794
61,893 Helmerich & Payne, Inc. 2,052,372
24,232 Marathon Petroleum Corporation 2,956,304
106,162 Noble Corporation plc
a
4,081,929
28,791 Pioneer Natural Resources
Company 6,263,482
Total 20,592,881
Financials (18.9%)
44,198 Allstate Corporation 5,116,360
15,629 Capital One Financial Corporation 1,520,702
194,300 Carlyle Group, Inc. 5,893,119
33,876 Cboe Global Markets, Inc. 4,732,477
53,264 Comerica, Inc. 2,310,060
190,800 Eastern Bankshares, Inc. 2,222,820
39,816 Enterprise Financial Services
Corporation 1,702,532
159,853 Equitable Holdings, Inc. 4,154,579
59,275 Fidelity National Information
Services, Inc. 3,480,628
30,742 M&T Bank Corporation 3,867,344
20,198 Raymond James Financial, Inc. 1,828,525
26,921 Selective Insurance Group, Inc. 2,593,300
92,483 Synovus Financial Corporation 2,848,476
48,508 Texas Capital Bancshares, Inc.
a
2,437,527
75,360 Voya Financial, Inc. 5,763,533
57,850 Wintrust Financial Corporation 3,955,205
Total 54,427,187
Health Care (9.1%)
26,209 Acadia Healthcare Company, Inc.
a
1,894,649
192,679 Avantor, Inc.
a
3,753,387
112,156 Baxter International, Inc. 5,347,598
57,236 Cardinal Health, Inc. 4,699,076
22,095 Laboratory Corporation of America
Holdings 5,009,157
35,934 Universal Health Services, Inc. 5,402,677
Total 26,106,544
Industrials (14.4%)
37,011 AGCO Corporation 4,587,143
Shares Common Stock (97.9%) Value
Industrials (14.4%) - continued
138,917 Barnes Group, Inc. $ 5,838,682
43,806 Booz Allen Hamilton Holding
Corporation 4,193,110
27,260 Carlisle Companies, Inc. 5,884,071
37,528 JB Hunt Transport Services, Inc. 6,578,283
17,820 Lincoln Electric Holdings, Inc. 2,990,196
160,940 Sensata Technologies Holding plc 6,992,843
144,269 Southwest Airlines Company 4,369,908
Total 41,434,236
Information Technology (8.6%)
62,105 CommVault Systems, Inc.
a
3,618,858
30,715 Jabil, Inc. 2,400,377
146,371 Juniper Networks, Inc. 4,413,086
158,518 Knowles Corporation
a
2,675,784
58,144 MKS Instruments, Inc. 4,876,537
29,789 ON Semiconductor Corporation
a
2,143,617
29,860 PTC, Inc.
a
3,756,089
24,837 Western Digital Corporation
a
855,386
Total 24,739,734
Materials (8.2%)
199,777 Axalta Coating Systems, Ltd.
a
6,306,960
112,494 Berry Plastics Group, Inc. 6,503,278
70,995 Celanese Corporation 7,542,509
44,002 CF Industries Holdings, Inc. 3,149,663
Total 23,502,410
Real Estate (7.0%)
16,689 AvalonBay Communities, Inc. 3,010,195
47,057 CBRE Group, Inc.
a
3,607,390
240,929 Healthcare Realty Trust, Inc. 4,765,576
303,062 Host Hotels & Resorts, Inc. 4,900,512
207,845 Kimco Realty Corporation 3,988,545
Total 20,272,218
Utilities (5.5%)
49,283 Alliant Energy Corporation 2,717,465
57,253 Constellation Energy Corporation 4,431,382
30,154 DTE Energy Company 3,389,611
188,547 NiSource, Inc. 5,366,048
Total 15,904,506
Total Common Stock
(cost $278,612,643) 281,887,749
Shares Short-Term Investments ( 2.0% ) Value
Thrivent Core Short-Term Reserve
Fund
586,616 5.260% 5,866,164
Total Short-Term Investments
(cost $5,866,164) 5,866,164
Total Investments (cost
$284,478,807) 99.9% $287,753,913
Other Assets and Liabilities, Net
0.1% 224,780
Total Net Assets 100.0% $287,978,693
a Non-income producing security.

Mid Cap Value Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $7,078,412
Gross unrealized depreciation (3,803,306)
Net unrealized appreciation (depreciation) $3,275,106
Cost for federal income tax purposes $284,478,807
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 28, 2023, in valuing Mid Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 7,968,697 7,968,697 – –
Consumer Discretionary 27,560,870 27,560,870 – –
Consumer Staples 19,378,466 19,378,466 – –
Energy 20,592,881 20,592,881 – –
Financials 54,427,187 54,427,187 – –
Health Care 26,106,544 26,106,544 – –
Industrials 41,434,236 41,434,236 – –
Information Technology 24,739,734 24,739,734 – –
Materials 23,502,410 23,502,410 – –
Real Estate 20,272,218 20,272,218 – –
Utilities 15,904,506 15,904,506 – –
Subtotal Investments in Securities $281,887,749 $281,887,749 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 5,866,164
Subtotal Other Investments $5,866,164
Total Investments at Value $287,753,913
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Fund, is as follows:
Fund
Value
2/28/2023
Gross
Purchases
Gross
Sales
Value
4/28/2023
Shares Held at
4/28/2023
% of Net
Assets
4/28/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.260% $— $26,396 $20,530 $5,866 587 2.0%
Total Affiliated Short-Term Investments — 5,866 2.0
Total Value $— $5,866
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
2/28/2023
- 4/28/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.260% $– $– $– $26
Total Income/Non Income Cash from Affiliated Investments $26
Total $– $– $–

Short-Term Reserve Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Asset-Backed Securities ( 0 .8% )
a
Value
Dext ABS, LLC
$ 11,000,000
5.680% ,4/15/2024, Ser.
2023-1
b
$ 10,997,784
Enterprise Fleet Financing, LLC
6,360,271
5.148% ,11/20/2023, Ser.
2022-4
b
6,351,817
7,282,437
5.330% ,3/20/2024, Ser.
2023-1
b
7,278,325
Westlake Automobile Receivables
Trust
10,107,914
5.046% ,1/16/2024, Ser.
2023-1A
b
10,108,749
Total 34,736,675
Principal
Amount Basic Materials ( 2 .6% )
a
Value
EIDP, Inc.
10,000,000 5.010% ,5/8/2023
b
9,985,872
15,405,000 5.300% ,5/18/2023
b
15,361,883
25,000,000 5.750% ,5/30/2023
b
24,884,067
5,000,000 5.750% ,6/5/2023
b
4,972,350
10,000,000 5.340% ,6/6/2023
b
9,943,201
Nutrien, Ltd.
12,989,000 5.120% ,5/4/2023
b
12,978,026
10,000,000 5.300% ,6/1/2023
b
9,950,332
25,000,000 5.350% ,6/27/2023
b
24,780,000
Total 112,855,731
Principal
Amount Capital Goods ( 5 .4% )
a
Value
Amcor Finance USA, Inc.
20,000,000 5.370% ,5/2/2023
b,c
19,988,642
25,000,000 5.260% ,5/25/2023
b,c
24,898,356
Amcor Flexibles North America,
Inc.
4,350,000 5.200% ,5/1/2023
b,c
4,348,171
20,000,000 5.210% ,5/15/2023
b,c
19,950,426
Caterpillar Financial Services
Corporation
19,809,000
5.374% (LIBOR 3M +
0.510%),5/15/2023
d
19,806,858
14,181,000 0.650% ,7/7/2023 14,074,028
John Deere Canada, ULC
25,000,000 5.050% ,6/22/2023
b,c
24,811,587
15,000,000 5.060% ,6/29/2023
b,c
14,872,306
15,000,000 5.110% ,7/10/2023
b,c
14,849,225
John Deere Capital Corporation
12,471,000
5.534% (LIBOR 3M +
0.550%),6/7/2023
d
12,468,963
19,450,000
4.956% (SOFRRATE +
0.120%),7/10/2023
d
19,444,116
Parker-Hannifin Corporation
20,000,000 5.350% ,6/20/2023
b
19,840,794
Waste Management, Inc.
25,000,000 5.270% ,5/8/2023
b,c
24,964,903
Total 234,318,375
Principal
Amount Consumer Cyclical ( 11 .4% )
a
Value
American Honda Finance
Corporation
25,000,000 4.930% ,5/5/2023
c
24,975,646
25,000,000 5.270% ,6/5/2023
c
24,861,775
Principal
Amount Consumer Cyclical (11.4%)
a
Value
$ 25,000,000 5.790% ,6/12/2023
c
$ 24,836,094
25,000,000 5.770% ,6/21/2023
c
24,803,425
10,215,000 5.360% ,7/7/2023
c
10,110,980
Charta, LLC
8,000,000 4.800% ,5/12/2023
b,c
7,984,811
10,000,000 4.900% ,6/13/2023
b,c
9,935,357
23,660,000 5.250% ,7/13/2023
b,c
23,399,716
ERAC USA Finance, LLC
10,615,000 5.000% ,5/1/2023
b,c
10,610,556
8,560,000 5.050% ,5/5/2023
b,c
8,551,628
Hyundai Capital America
25,000,000 5.000% ,5/1/2023
b,c
24,989,596
10,000,000 4.940% ,5/4/2023
b,c
9,991,668
25,000,000 5.290% ,6/7/2023
b,c
24,853,528
Mercedes-Benz Finance North
America, LLC
25,000,000 5.360% ,5/5/2023
b,c
24,977,007
25,180,000 5.150% ,5/9/2023
b,c
25,143,116
25,000,000 5.200% ,6/29/2023
b,c
24,779,340
Toyota Credit Canada, Inc.
20,000,000 4.950% ,5/5/2023
c
19,980,750
10,000,000 5.100% ,6/28/2023
c
9,913,109
20,000,000 5.130% ,8/4/2023
c
19,723,259
25,000,000 5.140% ,8/23/2023
c
24,584,650
Toyota Credit de Puerto Rico
Corporation
25,000,000 5.160% ,6/20/2023 24,814,831
25,000,000 5.220% ,7/17/2023 24,717,389
Toyota Finance Australia, Ltd.
15,000,000 4.740% ,5/8/2023
c
14,979,517
Toyota Motor Credit Corporation
10,000,000
5.550% (SOFRRATE +
0.750%),12/11/2023
d
10,012,060
Volkswagen Group of America
Finance, LLC
7,442,000 3.125% ,5/12/2023
b
7,436,909
VW Credit, Inc.
10,000,000 5.180% ,5/16/2023
b,c
9,974,325
20,895,000 5.230% ,5/19/2023
b,c
20,832,057
Total 491,773,099
Principal
Amount Consumer Non-Cyclical ( 5 .3% )
a
Value
Diageo Capital plc
15,000,000 5.400% ,6/21/2023
b,c
14,880,615
Merck & Company, Inc.
14,902,000 2.800% ,5/18/2023 14,886,741
Philip Morris International, Inc.
25,080,000 1.125% ,5/1/2023 25,080,000
Proctor & Gamble Company
25,000,000 5.050% ,9/15/2023
b
24,496,778
Reckitt Benckiser Treasury Services
plc
20,000,000 5.150% ,5/24/2023
b,c
19,926,203
25,000,000 5.270% ,6/30/2023
b,c
24,771,669
Roche Holdings, Inc.
25,000,000
5.130% (SOFRRATE +
0.330%),9/11/2023
b,d
25,002,912
Stanley Black & Decker, Inc.
14,000,000 5.050% ,5/1/2023
b
13,994,077
5,550,000 5.100% ,5/9/2023
b
5,541,348
5,000,000 5.100% ,5/10/2023
b
4,991,497

Short-Term Reserve Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Consumer Non-Cyclical (5.3%)
a
Value
Thermo Fisher Scientific Inc
$ 20,000,000 4.950% ,5/23/2023
b
$ 19,928,180
Tyson Foods, Inc.
5,795,000 5.100% ,5/12/2023
b
5,783,540
UnitedHealth Group, Inc.
1,750,000 5.100% ,6/1/2023
b
1,741,252
25,000,000 5.400% ,6/20/2023
b
24,801,655
Total 225,826,467
Principal
Amount Energy ( 2 .8% )
a
Value
BP Capital Markets plc
10,000,000 5.020% ,5/22/2023
b,c
9,966,373
Chevron Corporation
5,000,000 1.141% ,5/11/2023 4,995,641
22,525,000
5.773% (LIBOR 3M +
0.900%),5/11/2023
d
22,528,632
Chevron USA, Inc.
25,000,000
5.073% (LIBOR 3M +
0.200%),8/11/2023
d
24,998,681
Pioneer Natural Resources
Company
25,000,000 0.550% ,5/15/2023 24,958,267
Schlumberger Investment SA
15,000,000 4.920% ,5/30/2023
b,c
14,934,293
Shell International Finance BV
5,375,000 0.375% ,9/15/2023 5,278,216
10,000,000
5.273% (LIBOR 3M +
0.400%),11/13/2023
d
10,035,115
Total 117,695,218
Principal
Amount Financials ( 45 .0% )
a
Value
AllianceBernstein, LP
15,000,000 5.100% ,6/2/2023
b
14,927,521
25,000,000 5.100% ,6/5/2023
b
24,868,689
Australia & New Zealand Banking
Group, Ltd.
20,000,000
5.140% (SOFRRATE +
0.330%),7/5/2023
b,d
20,004,584
Bank of Montreal Chicago
15,000,000
5.310% (SOFRRATE +
0.500%),5/5/2023
d
15,001,027
Bank of New York Mellon
Corporation
6,000,000 2.200% ,8/16/2023 5,942,689
4,105,000
5.098% (SOFRRATE +
0.260%),4/26/2024
d
4,087,281
Bank of Nova Scotia
5,786,000 1.625% ,5/1/2023 5,786,000
25,000,000
5.360% (SOFRRATE +
0.550%),5/22/2023
b,d
25,004,950
10,000,000
5.280% (SOFRRATE +
0.470%),10/5/2023
b,d
10,005,661
Barclays Bank plc
25,000,000 4.780% ,5/15/2023
b,c
24,941,822
10,000,000 4.970% ,6/16/2023
b,c
9,931,073
Barton Capital SA
18,835,000 5.250% ,5/30/2023
b,c
18,750,803
10,000,000 5.110% ,5/31/2023
b,c
9,953,809
25,000,000 5.040% ,6/28/2023
b,c
24,782,899
Principal
Amount Financials (45.0%)
a
Value
BPCE SA
$ 4,906,000 4.750% ,5/8/2023
b
$ 4,899,361
CAFCO, LLC
10,000,000 4.800% ,6/7/2023
b,c
9,944,033
25,000,000 5.260% ,7/13/2023
b,c
24,728,300
25,000,000 5.120% ,9/18/2023
b,c
24,477,752
Chariot Funding, LLC
10,000,000 4.730% ,5/12/2023
b
9,981,014
Charles Schwab Corporation
7,221,000
5.320% (SOFRINDX +
0.500%),3/18/2024
d
7,145,113
Ciesco, LLC
15,000,000 4.850% ,5/4/2023
b,c
14,987,928
20,000,000 4.960% ,6/21/2023
b,c
19,847,360
10,000,000 5.000% ,7/10/2023
b,c
9,895,590
25,000,000 5.250% ,9/18/2023
b,c
24,481,823
10,000,000 5.270% ,10/23/2023
b,c
9,741,455
Citibank NA
25,000,000
5.250% (SOFRRATE +
0.450%),5/25/2023
d
25,005,881
Citigroup Global Markets Holdings,
Inc./U.S.
25,000,000
5.617% (SOFRRATE +
0.780%),7/10/2023
d
25,024,310
Citigroup Global Markets, Inc.
25,000,000
5.450% (SOFRRATE +
0.650%),9/21/2023
b,d
25,028,741
Cooperatieve Rabobank UA/NY
25,000,000
5.230% (SOFRRATE +
0.420%),10/27/2023
d
25,010,816
CRC Funding, LLC
10,000,000 4.800% ,5/19/2023
b,c
9,971,224
25,000,000 5.150% ,7/24/2023
b,c
24,685,169
Dealers Capital Access Trust, LLC
3,000,000 4.960% ,5/3/2023 2,997,966
Erste Abwicklungsanstalt
25,000,000 5.080% ,7/27/2023
b
24,682,500
25,000,000 5.130% ,7/31/2023
b
24,668,193
25,000,000 5.040% ,8/18/2023
b
24,603,722
FMS Wertmanagement
50,000,000 5.000% ,5/26/2023
b
49,811,234
7,800,000 5.220% ,5/30/2023
b
7,766,186
25,000,000 5.060% ,6/7/2023
b
24,862,583
Goldman Sachs Bank USA/New
York, NY
25,000,000 5.240% ,6/29/2023 25,011,315
Goldman Sachs International
10,000,000 4.890% ,5/30/2023
b
9,955,698
25,000,000 5.030% ,6/5/2023
b
24,868,161
25,000,000 5.050% ,6/22/2023
b
24,807,882
Gotham Funding Corporation
25,000,000 5.250% ,6/30/2023
b,c
24,774,075
GTA Funding, LLC
10,000,000 4.950% ,5/12/2023
b
9,981,014
10,000,000 4.850% ,6/30/2023
b
9,910,400
25,000,000 5.280% ,7/24/2023
b
24,685,833
25,000,000 5.350% ,9/20/2023
b
24,472,563
ING US Funding, LLC
10,000,000
5.260% (SOFRRATE +
0.460%),9/29/2023
b,c,d
10,006,659
Liberty Street Funding, LLC
25,000,000 4.830% ,5/26/2023
b,c
24,903,070
16,680,000 5.156% ,6/26/2023
b,c
16,539,134

Short-Term Reserve Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Financials (45.0%)
a
Value
Lloyds Bank plc
$ 10,000,000 5.210% ,7/3/2023 $ 9,905,877
7,000,000 5.350% ,8/8/2023 6,896,668
Macquarie Bank, Ltd.
25,000,000 5.300% ,9/25/2023
b
24,452,083
Manhattan Asset Funding
Company, LLC
5,975,000 4.850% ,5/10/2023
b,c
5,965,307
MetLife Short Term Funding, LLC
28,699,000 4.947% ,7/14/2023
b
28,394,044
25,000,000 5.050% ,7/19/2023
b
24,716,588
25,000,000
4.920% (SOFRRATE +
0.120%),8/25/2023
b,c,d
24,982,044
Metropolitan Life Global Funding I
5,000,000 0.900% ,6/8/2023
b
4,977,118
Mitsubishi UFJ Trust & Banking
Corporation/NY
25,000,000 4.740% ,5/9/2023
b
24,962,822
4,000,000 5.370% ,8/1/2023
b
3,945,861
Mizuho Bank, Ltd./New York, NY
10,000,000
5.260% (SOFRRATE +
0.460%),11/2/2023
d
9,999,324
MUFG Bank, Ltd./New York, NY
25,000,000
4.940% (SOFRRATE +
0.140%),7/7/2023
d
24,990,804
Nederlandse Waterschapsbank NV
19,406,000 5.310% ,10/19/2023
b
18,919,200
New York Life Global Funding
6,802,000
5.031% (SOFRRATE +
0.190%),6/30/2023
b,d
6,798,642
10,118,000
5.198% (SOFRINDX +
0.360%),10/21/2023
b,d
10,108,642
11,804,000
5.148% (SOFRRATE +
0.310%),4/26/2024
b,d
11,754,680
Nordea Bank Abp/New York, NY
25,000,000
5.390% (SOFRRATE +
0.580%),8/31/2023
d
25,025,128
Old Line Funding, LLC
25,000,000
5.280% (SOFRRATE +
0.480%),6/21/2023
b,c,d
25,001,049
25,000,000 4.900% ,6/28/2023
b,c
24,781,374
25,000,000
5.150% (SOFRRATE +
0.350%),7/11/2023
b,c,d
25,001,652
25,000,000 5.150% ,7/24/2023
b,c
24,686,015
25,000,000 5.160% ,7/27/2023
b,c
24,675,625
25,000,000
5.140% (SOFRRATE +
0.340%),8/4/2023
b,c,d
25,000,683
25,000,000
5.250% (SOFRRATE +
0.450%),11/6/2023
b,c,d
25,001,069
Pacific Life Short Term Funding,
LLC
6,300,000 4.770% ,5/17/2023
b
6,283,714
4,500,000 5.190% ,7/5/2023
b
4,456,531
Pricoa Global Funding I
13,000,000 3.450% ,9/1/2023
b
12,924,989
Protective Life Global Funding
13,690,000 1.082% ,6/9/2023
b
13,626,449
Realty Income Corporation
25,000,000 5.000% ,5/1/2023 24,989,533
Royal Bank of Canada
10,000,000
5.560% (SOFRRATE +
0.750%),7/27/2023
b,d
10,012,325
Principal
Amount Financials (45.0%)
a
Value
$ 15,913,000
5.883% (LIBOR 3M +
0.660%),10/5/2023
d
$ 15,917,238
28,910,000
5.138% (SOFRINDX +
0.300%),1/19/2024
d
28,830,158
Royal Bank of Canada/New York,
NY
15,000,000
5.310% (SOFRRATE +
0.500%),10/4/2023
b,d
15,010,374
Simon Property Group, LP
5,200,000 2.750% ,6/1/2023 5,188,049
Skandinaviska Enskilda Banken AB
15,000,000
5.070% (SOFRRATE +
0.260%),8/25/2023
b,d
14,999,534
14,000,000
5.282% (LIBOR 3M +
0.320%),9/1/2023
b,d
14,001,637
Standard Chartered Bank/New York
10,000,000 5.390% ,7/14/2023 10,002,517
Sumitomo Mitsui Trust Bank, Ltd./
New York
10,000,000 4.830% ,5/1/2023 9,999,961
15,000,000
5.090% (SOFRRATE +
0.280%),5/15/2023
d
15,001,208
25,000,000 5.000% ,6/13/2023 24,997,004
25,000,000 5.000% ,6/16/2023 24,996,050
Suncorp-Metway, Ltd.
19,500,000 5.060% ,5/8/2023
b
19,471,871
20,000,000 5.270% ,8/2/2023
b
19,712,533
Svenska Handelsbanken AB
8,750,000 0.625% ,6/30/2023
b
8,679,836
Svenska Handelsbanken/New York,
NY
15,000,000
5.350% (SOFRRATE +
0.550%),6/22/2023
d
15,008,227
10,000,000
5.530% (SOFRRATE +
0.730%),8/3/2023
d
10,013,725
Toronto-Dominion Bank
10,393,000 0.300% ,6/2/2023 10,347,781
10,000,000
4.995% (SOFRRATE +
0.220%),6/2/2023
d
9,996,399
5,000,000 3.500% ,7/19/2023 4,980,026
24,752,000
5.905% (LIBOR 3M +
0.640%),7/19/2023
d
24,755,738
15,000,000
5.060% (SOFRRATE +
0.260%),12/11/2023
b,d
14,985,324
6,915,000
5.135% (SOFRRATE +
0.355%),3/4/2024
d
6,889,486
Toronto-Dominion Holdings USA,
Inc.
15,000,000
5.280% (FEDL 1M +
0.450%),5/15/2023
d
15,001,165
15,000,000
5.450% (SOFRRATE +
0.650%),7/3/2023
d
15,012,897
Truist Bank
19,055,000
5.037% (SOFRRATE +
0.200%),1/17/2024
d
18,830,234
U.S. Bank NA/Cincinnati, OH
5,000,000 3.400% ,7/24/2023 4,977,427
UBS AG/London
14,350,000
5.092% (SOFRRATE +
0.320%),6/1/2023
b,d
14,349,824
Victory Receivables Corporation
50,000,000 5.205% ,7/17/2023
b,c
49,425,556

Short-Term Reserve Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Financials (45.0%)
a
Value
Wells Fargo Bank NA
$ 15,000,000
5.280% (SOFRRATE +
0.470%),11/6/2023
d
$ 15,007,332
25,000,000
5.440% (SOFRRATE +
0.630%),4/5/2024
d
25,008,948
Westpac Banking Corporation
5,000,000
5.584% (LIBOR 3M +
0.720%),5/15/2023
d
5,000,371
15,000,000
5.270% (SOFRRATE +
0.460%),11/10/2023
b,d
15,008,596
24,299,000
5.728% (LIBOR 3M +
0.770%),2/26/2024
d
24,380,983
Total 1,937,176,715
Principal
Amount Foreign ( 1 .7% )
a
Value
Caisse d'Amortissement de la Dette
Sociale
25,000,000 4.920% ,5/24/2023
b
24,910,462
25,000,000 5.120% ,7/26/2023
b
24,681,331
25,000,000 5.150% ,7/27/2023
b
24,677,500
Total 74,269,293
Principal
Amount Technology ( 0 .6% )
a
Value
Oracle Corporation
25,000,000 5.360% ,5/2/2023
b
24,986,039
Total 24,986,039
Principal
Amount Transportation ( 0 .6% )
a
Value
Canadian Pacific Railway Company
18,800,000 5.200% ,5/10/2023
b
18,768,178
Ryder System, Inc.
8,600,000 5.250% ,5/19/2023 8,574,094
Total 27,342,272
Principal
Amount
U.S. Government & Agencies
( 12 .0% )
a
Value
Federal Farm Credit Bank
11,000,000
4.960% (SOFRRATE +
0.150%),1/3/2025
d
11,005,525
15,000,000
4.930% (FEDL 1M +
0.100%),1/24/2025
d
14,999,164
50,000,000
4.980% (FEDL 1M +
0.150%),2/3/2025
d
49,995,710
5,000,000
4.970% (SOFRRATE +
0.160%),4/10/2025
d
5,002,409
Federal Home Loan Bank
20,000,000
4.860% (SOFRRATE +
0.050%),6/27/2023
d
19,999,879
20,000,000
4.860% (SOFRRATE +
0.050%),6/27/2023
d
19,999,879
75,000,000
4.870% (SOFRRATE +
0.060%),7/20/2023
d
75,000,721
15,000,000
4.915% (SOFRRATE +
0.105%),7/21/2023
d
15,003,905
10,000,000
4.920% (SOFRRATE +
0.110%),8/18/2023
d
10,002,838
25,000,000
4.930% (SOFRRATE +
0.120%),9/6/2023
d
24,999,934
40,000,000
4.890% (SOFRRATE +
0.080%),10/23/2023
d
40,000,810
Principal
Amount
U.S. Government & Agencies
(12.0%)
a
Value
$ 3,330,000
4.880% (SOFRRATE +
0.070%),12/14/2023
d
$ 3,330,531
23,000,000
4.930% (SOFRRATE +
0.120%),3/14/2024
d
23,005,204
25,000,000 5.400% ,3/27/2024 24,933,358
9,209,196 5.620% ,3/27/2024 9,193,251
U.S. International Development
Finance Corporation
9,320,769
5.100% (T-BILL 3M +
FLAT),5/5/2023
d
9,320,769
2,888,887
5.100% (T-BILL 3M +
FLAT),5/15/2026
d
2,888,887
7,021,800
5.100% (T-BILL 3M +
FLAT),9/2/2031
d
7,021,800
11,431,624
5.100% (T-BILL 3M +
FLAT),3/15/2032
d
11,431,624
11,752,136
5.100% (T-BILL 3M +
FLAT),6/15/2032
d
11,752,136
U.S. Treasury Bills
25,000,000 4.830% ,6/27/2023 24,807,229
U.S. Treasury Notes
50,000,000
5.160% (USBMMY 3M +
0.029%),7/31/2023
d
49,977,682
50,000,000
5.168% (USBMMY 3M +
0.037%),7/31/2024
d
50,004,548
Total 513,677,793
Principal
Amount U.S. Municipals ( 0 .6% )
a
Value
Hennepin County, MN G.O.
25,000,000 4.760% ,5/5/2023 24,998,087
Total 24,998,087
Principal
Amount Utilities ( 12 .2% )
a
Value
Ameren Corporation
25,000,000 5.200% ,5/1/2023 24,989,533
American Electric Power Company,
Inc.
25,000,000 5.230% ,5/8/2023
b
24,964,868
25,000,000 5.280% ,5/9/2023
b
24,961,286
25,000,000 5.550% ,6/22/2023
b
24,797,264
CenterPoint Energy, Inc.
5,000,000 5.320% ,5/11/2023
b
4,990,918
25,000,000 5.320% ,5/15/2023
b
24,938,859
20,000,000 5.270% ,5/25/2023
b
19,917,185
Enbridge US, Inc.
25,000,000 5.350% ,5/3/2023
b,c
24,981,875
Florida Power & Light Company
25,905,000
4.963% (SOFRINDX +
0.250%),5/10/2023
d
25,899,945
ITC Holdings Corporation
10,000,000 5.360% ,5/1/2023
b
9,995,813
25,000,000 5.300% ,5/3/2023
b
24,982,545
22,100,000 5.260% ,5/26/2023
b
22,010,085
NextEra Energy Capital Holdings,
Inc.
25,000,000 5.550% ,5/2/2023
b,c
24,985,622
25,000,000 5.600% ,5/9/2023
b,c
24,960,133
25,000,000 5.610% ,5/10/2023
b,c
24,956,433
Northern States Power Company/
MN
6,000,000 2.600% ,5/15/2023 5,991,596

Short-Term Reserve Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Utilities (12.2%)
a
Value
PacifiCorp
$ 4,415,000 2.950% ,6/1/2023 $ 4,405,786
Sempra Energy
25,000,000 5.250% ,5/1/2023
b
24,989,533
12,665,000 5.270% ,5/18/2023
b
12,628,666
12,300,000 5.330% ,6/5/2023
b
12,231,396
TransCanada PipeLines, Ltd.
25,000,000 5.110% ,5/4/2023
b
24,979,046
25,000,000 5.450% ,5/8/2023
b
24,964,868
25,000,000 5.110% ,5/9/2023
b
24,961,286
10,000,000 5.160% ,5/18/2023
b
9,971,361
10,000,000 5.180% ,5/30/2023
b
9,953,289
Union Electric Company
20,000,000 5.350% ,5/8/2023 19,972,078
Virginia Electric and Power
Company
20,000,000 5.100% ,5/4/2023 19,983,147
Total 527,364,416
Total Investments (cost
$4,347,309,247) 101.0% $ 4,347,020,180
Other Assets and Liabilities,
Net (1.0)% (44,813,549)
Total Net Assets 100.0% $ 4,302,206,631
a The interest rate shown reflects the yield.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 28, 2023, the value of these investments was $2,658,696,722 or
61.8% of total net assets.
c Denotes investments that benefit from credit enhancement
or liquidity support provided by a third party bank, institution or government.
d Denotes variable rate securities. The rate shown is as of
April 28, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
Definitions:
G.O. - General Obligation
Ser. - Series
Reference Rate Index:
FEDL 1M - Federal Funds 1 Month Rate
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFRINDX - Secured Overnight Financing Rate
Compounded Index
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
USBMMY 3M - U. S. Treasury Bill Rate 3 Month Money
Market Yield
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 564,968
Gross unrealized depreciation (854,035)
Net unrealized appreciation (depreciation) ( $ 289,067 )
Cost for federal income tax purposes $ 4,347,309,247

Short-Term Reserve Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 28, 2023, in valuing Short-Term Reserve Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Asset-Backed Securities 34,736,675 – 34,736,675 –
Basic Materials 112,855,731 – 112,855,731 –
Capital Goods 234,318,375 – 234,318,375 –
Consumer Cyclical 491,773,099 – 491,773,099 –
Consumer Non-Cyclical 225,826,467 – 225,826,467 –
Energy 117,695,218 – 117,695,218 –
Financials 1,937,176,715 – 1,937,176,715 –
Foreign 74,269,293 – 74,269,293 –
Technology 24,986,039 – 24,986,039 –
Transportation 27,342,272 – 27,342,272 –
U.S. Government & Agencies 513,677,793 – 513,677,793 –
U.S. Municipals 24,998,087 – 24,998,087 –
Utilities 527,364,416 – 527,364,416 –
Total Investments at Value $ 4,347,020,180 $ – $ 4,347,020,180 $ –

Small Cap Value Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 95.4% ) Value
Communications Services (1.3%)
90,373 Ziff Davis, Inc.
a
$ 6,609,881
Total 6,609,881
Consumer Discretionary (13.3%)
252,962 Cedar Fair, LP 11,059,499
635,792 Everi Holdings, Inc.
a
9,664,038
91,056 Grand Canyon Education, Inc.
a
10,808,347
52,672 Lear Corporation 6,724,108
81,056 Meritage Homes Corporation 10,379,221
79,270 Papa John's International, Inc. 5,928,603
238,088 Tapestry, Inc. 9,716,371
34,841 Wyndham Hotels & Resorts, Inc. 2,376,853
170,297 Zumiez, Inc.
a
2,977,643
Total 69,634,683
Consumer Staples (5.0%)
36,645 Casey's General Stores, Inc. 8,385,109
226,029 Hain Celestial Group, Inc.
a
4,052,700
49,987 Lamb Weston Holdings, Inc. 5,589,046
550,232 Primo Water Corporation 8,358,024
Total 26,384,879
Energy (6.0%)
170,410 Helmerich & Payne, Inc. 5,650,796
337,345 Magnolia Oil & Gas Corporation 7,124,726
587,012 NOV, Inc. 9,832,451
650,798 TechnipFMC plc
a
8,909,425
Total 31,517,398
Financials (19.6%)
159,099 Ally Financial, Inc. 4,197,032
201,481 Banner Corporation 10,057,931
232,660 Berkshire Hills Bancorp, Inc. 4,948,678
471,255 Cadence Bank 9,528,776
420,618 Columbia Banking System, Inc. 8,984,400
259,661 Federated Hermes, Inc. 10,747,369
778,200 First Commonwealth Financial
Corporation 9,711,936
50,283 Houlihan Lokey, Inc. 4,594,861
720,009 Old National Bancorp 9,655,321
71,204 RLI Corporation 9,900,916
159,033 Voya Financial, Inc. 12,162,844
126,849 Wintrust Financial Corporation 8,672,666
Total 103,162,730
Health Care (7.3%)
121,909 Enovis Corporation
a
7,101,199
229,218 Envista Holdings Corporation
a
8,822,601
73,941 Halozyme Therapeutics, Inc.
a
2,375,725
183,755 NuVasive, Inc.
a
7,908,815
174,968 Progyny, Inc.
a
5,815,936
71,264 QuidelOrtho Corporation
a
6,410,197
Total 38,434,473
Industrials (17.0%)
243,263 AAR Corporation
a
12,839,421
268,271 Air Lease Corporation 10,789,860
218,848 Barnes Group, Inc. 9,198,181
39,274 Curtiss-Wright Corporation 6,669,903
336,310 Dun & Bradstreet Holdings, Inc. 3,756,583
45,197 Forward Air Corporation 4,768,736
183,238 Greenbrier Companies, Inc. 4,846,645
Shares Common Stock (95.4%) Value
Industrials (17.0%) - continued
163,326 Kirby Corporation
a
$ 11,733,340
82,899 ManpowerGroup, Inc. 6,276,283
68,872 Moog, Inc. 6,206,056
523,100 Resources Connection, Inc. 7,632,029
80,619 Ritchie Brothers Auctioneers, Inc. 4,610,601
Total 89,327,638
Information Technology (6.9%)
97,285 Ciena Corporation
a
4,479,001
53,353 FormFactor, Inc.
a
1,457,071
348,048 Knowles Corporation
a
5,875,050
105,630 MKS Instruments, Inc. 8,859,188
102,137 Plexus Corporation
a
8,933,923
561,002 TTM Technologies, Inc.
a
6,625,434
Total 36,229,667
Materials (10.0%)
75,295 AptarGroup, Inc. 8,923,210
149,179 Berry Plastics Group, Inc. 8,624,038
211,348 Carpenter Technology Corporation 11,146,494
35,000 Compass Minerals International,
Inc. 1,145,550
113,202 Ingevity Corporation
a
8,121,111
281,527 Summit Materials, Inc.
a
7,716,655
496,487 Tronox Holdings plc 6,796,907
Total 52,473,965
Real Estate (6.2%)
99,014 Agree Realty Corporation 6,731,962
813,089 Cushman and Wakefield plc
a
8,008,927
415,926 Independence Realty Trust, Inc. 6,925,168
93,958 National Storage Affiliates Trust 3,622,081
360,715 Plymouth Industrial REIT, Inc. 7,300,871
Total 32,589,009
Utilities (2.8%)
114,298 Black Hills Corporation 7,462,516
110,867 Spire, Inc. 7,509,022
Total 14,971,538
Total Common Stock
(cost $510,479,113) 501,335,861
Shares
Registered Investment
Companies ( 3.0% ) Value
U.S. Unaffiliated  (3.0%)
117,591 iShares Russell 2000 Value Index
Fund 15,705,454
Total 15,705,454
Total Registered Investment
Companies (cost $16,764,423) 15,705,454

Small Cap Value Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Short-Term Investments ( 1.5% ) Value
Thrivent Core Short-Term Reserve
Fund
793,270 5.260% $ 7,932,701
Total Short-Term Investments
(cost $7,932,701) 7,932,701
Total Investments (cost
$535,176,237) 99.9% $524,974,016
Other Assets and Liabilities, Net
0.1% 572,097
Total Net Assets 100.0% $525,546,113
a Non-income producing security.
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $32,059,588
Gross unrealized depreciation (44,601,164)
Net unrealized appreciation (depreciation) ($12,541,576)
Cost for federal income tax purposes $537,515,592
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 28, 2023, in valuing Small Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 6,609,881 6,609,881 – –
Consumer Discretionary 69,634,683 69,634,683 – –
Consumer Staples 26,384,879 26,384,879 – –
Energy 31,517,398 31,517,398 – –
Financials 103,162,730 103,162,730 – –
Health Care 38,434,473 38,434,473 – –
Industrials 89,327,638 89,327,638 – –
Information Technology 36,229,667 36,229,667 – –
Materials 52,473,965 52,473,965 – –
Real Estate 32,589,009 32,589,009 – –
Utilities 14,971,538 14,971,538 – –
Registered Investment Companies
U.S. Unaffiliated 15,705,454 15,705,454 – –
Subtotal Investments in Securities $517,041,315 $517,041,315 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 7,932,701
Subtotal Other Investments $7,932,701
Total Investments at Value $524,974,016
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Small Cap Value Fund
Schedule of Investments as of April 28, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Value Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
4/28/2023
Shares Held at
4/28/2023
% of Net
Assets
4/28/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.260% $17,148 $45,826 $55,041 $7,933 793 1.5%
Total Affiliated Short-Term Investments 17,148 7,933 1.5
Total Value $17,148 $7,933
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 4/28/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.260% $– $– $– $310
Total Income/Non Income Cash from Affiliated Investments $310
Total $– $– $–

Thrivent Core Funds
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of April 28, 2023 (unaudited)
Emerging
Markets Debt
Fund
Emerging
Markets Equity
Fund
International
Equity Fund
Low Volatility
Equity Fund
Assets
Investments in unaffiliated securities at cost $896,954,262 $489,758,264 $431,307,893 $934,508,415
Investments in affiliated securities at cost $23,671,149 $4,244,523 $12,331,971 $2,269,828
Investments in unaffiliated securities at value (#) 741,959,430 468,344,494 490,021,614 1,059,262,561
Investments in affiliated securities at value 23,671,149 4,244,523 12,331,971 2,269,828
Cash — 1,242,588 — —
Foreign currency — 448,260
(a)
111,957
(b)
—
Dividends and interest receivable 10,472,968 1,274,299 4,646,378 1,091,979
Prepaid expenses 590 499 497 639
Prepaid trustee fees 1,244 1,244 1,244 1,244
Receivable for:
Variation margin on open future contracts — 51,750 — —
Total Assets 776,105,381 475,607,657 507,113,661 1,062,626,251
Liabilities
Accrued expenses 29,554 149,843 48,839 26,644
Payable for:
Investments purchased — 225 1,545 —
Investments purchased on a delayed-delivery basis 2,481,025 — — —
Return of collateral for securities loaned 3,128,065 818,075 10,269,287 —
Foreign capital gain tax liability — 276,989 — —
Variation margin on open future contracts — — 3,885 —
Administrative service fees 10,022 6,225 6,425 13,716
Director deferred compensation 3,296 2,723 3,295 3,288
Contingent liabilities^ — — — —
Total Liabilities 5,651,962 1,254,080 10,333,276 43,648
Net Assets
Capital stock (beneficial interest) 996,289,505 562,820,854 473,857,885 925,611,563
Distributable earnings/(accumulated loss) (225,836,086) (88,467,277) 22,922,500 136,971,040
Total Net Assets $770,453,419 $474,353,577 $496,780,385 $1,062,582,603
Shares of beneficial interest outstanding 101,400,904 56,399,004 51,370,584 92,135,686
Net asset value per share $7.60 $8.41 $9.67 $11.53
(#) Includes securities on loan of $3,054,200 $777,434 $9,822,602 $—
(a) Foreign currency holdings, (cost $437,718).
(b) Foreign currency holdings, (cost $111,854).
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Core Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

As of April 28, 2023 (unaudited)
Mid Cap Value
Fund
Short-Term
Reserve Fund
Small Cap Value
Fund
Assets
Investments in unaffiliated securities at cost $278,612,643 $4,347,309,247 $527,243,536
Investments in affiliated securities at cost $5,866,164 $— $7,932,701
Investments in unaffiliated securities at value (#) 281,887,749 4,347,020,180 517,041,315
Investments in affiliated securities at value 5,866,164 — 7,932,701
Cash — 159,487 4,402
Dividends and interest receivable 236,946 8,966,903 164,057
Prepaid expenses 2,803 2,009 443
Prepaid trustee fees 1,143 1,244 1,244
Receivable for:
Investments sold — — 2,109,645
Total Assets 287,994,805 4,356,149,823 527,253,807
Liabilities
Distributions payable — 16,440,287 —
Accrued expenses 13,268 46,023 21,617
Payable for:
Investments purchased — 37,452,784 1,676,887
Administrative service fees 2,402 — 6,897
Director deferred compensation 442 4,098 2,293
Contingent liabilities^ — — —
Total Liabilities 16,112 53,943,192 1,707,694
Net Assets
Capital stock (beneficial interest) 284,509,700 4,303,743,435 546,543,343
Distributable earnings/(accumulated loss) 3,468,993 (1,536,804) (20,997,230)
Total Net Assets $287,978,693 $4,302,206,631 $525,546,113
Shares of beneficial interest outstanding 30,017,823 430,178,780 58,971,793
Net asset value per share $9.59 $10.00 $8.91
(#) Includes securities on loan of $— $— $—
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Core Funds
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended April 28, 2023 (unaudited)
Emerging
Markets Debt
Fund
Emerging
Markets Equity
Fund
International
Equity Fund
Low Volatility
Equity Fund
Investment Income
Dividends $95,219 $5,945,183 $9,351,694 $10,494,632
Interest 22,045,806 21,288 17,127 —
Affiliated income from securities loaned, net 34,064 30,773 44,776 477
Income from affiliated investments 489,835 107,612 42,317 51,881
Foreign tax withholding (19,890) (619,698) (1,144,225) (2,322)
Total Investment Income 22,645,034 5,485,158 8,311,689 10,544,668
Expenses
Administrative service fees 100,766 74,058 74,573 120,834
Audit and legal fees 19,661 36,707 19,114 20,702
Custody fees 22,673 278,618 72,529 5,523
Insurance expenses 3,565 3,018 3,007 3,860
Printing and postage expenses 3,518 4,909 4,434 3,758
SEC and state registration expenses — 455 — 2,757
Transfer agent fees 2,500 2,500 2,500 2,500
Directors' fees 4,891 4,829 4,892 4,891
Pricing service fees 16,555 22,306 21,977 620
Other expenses 8,001 12,055 11,206 7,474
Total Expenses Before Reimbursement 182,130 439,455 214,232 172,919
Total Net Expenses 182,130 439,455 214,232 172,919
Net Investment Income/(Loss) 22,462,904 5,045,703 8,097,457 10,371,749
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments (13,003,026) (16,626,213)
(a)
(3,240,487) 7,602,013
Futures contracts — 1,622,260 821,356 —
Foreign currency transactions 58 (260,361) 7,119 —
Change in net unrealized appreciation/(depreciation) on:
Investments 69,842,827 79,634,825 77,806,754 36,629,190
Futures contracts — 1,080,674 476,792 —
Foreign currency transactions (3) (9,634) 192,148 —
Foreign capital gain tax liability — 191,934 — —
Net Realized and Unrealized Gains/(Losses) 56,839,856 65,633,485 76,063,682 44,231,203
Net Increase/(Decrease) in Net Assets Resulting
From Operations $79,302,760 $70,679,188 $84,161,139 $54,602,952
(a) Includes foreign capital gain taxes paid of  $42,050.

Thrivent Core Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended April 28, 2023 (unaudited)
Mid Cap Value
Fund
(a)
Short-Term
Reserve Fund
Small Cap Value
Fund
Investment Income
Dividends $303,527 $— $5,213,576
Interest 45,995 104,816,482 —
Income from affiliated investments 25,649 — 310,245
Foreign tax withholding — — (18,246)
Total Investment Income 375,171 104,816,482 5,505,575
Expenses
Administrative service fees 14,635 45,000 80,954
Amortization of offering costs 484 — 1,844
Audit and legal fees 6,748 31,285 19,221
Custody fees 3,558 27,444 4,414
Insurance expenses 762 12,085 2,678
Printing and postage expenses 1,100 3,443 3,139
SEC and state registration expenses 4,240 — 179
Transfer agent fees 833 2,500 2,500
Directors' fees 1,547 4,973 4,769
Pricing service fees 141 22,132 392
Other expenses 1,650 7,373 7,472
Total Expenses Before Reimbursement 35,698 156,235 127,562
Less:
Reimbursement from adviser (431) — —
Total Net Expenses 35,267 156,235 127,562
Net Investment Income/(Loss) 339,904 104,660,247 5,378,013
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments (146,017) 58,185 (5,433,033)
Change in net unrealized appreciation/(depreciation) on:
Investments 3,275,106 1,526,728 (19,980,045)
Net Realized and Unrealized Gains/(Losses) 3,129,089 1,584,913 (25,413,078)
Net Increase/(Decrease) in Net Assets Resulting
From Operations $3,468,993 $106,245,160 $(20,035,065)
(a) For the period from February 28, 2023 (inception) through April 28, 2023.

Thrivent Core Funds
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Emerging Markets Debt Fund Emerging Markets Equity Fund
For the periods ended
4/28/2023
(unaudited) 10/31/2022
4/28/2023
(unaudited) 10/31/2022
Operations
Net investment income/(loss) $22,462,904 $47,883,078 $5,045,703 $16,924,435
Net realized gains/(losses) (13,002,968) (41,229,466) (15,264,314) (50,472,601)
Change in net unrealized appreciation/(depreciation) 69,842,824 (237,746,526) 80,897,799 (154,553,879)
Net Change in Net Assets Resulting From Operations
79,302,760 (231,092,914) 70,679,188 (188,102,045)
Distributions to Shareholders
From net investment income/net realized gains (23,169,209) (48,512,364) (16,649,785) (49,869,819)
Total Distributions to Shareholders
(23,169,209) (48,512,364) (16,649,785) (49,869,819)
Capital Stock Transactions
Sold 150,000 9,046,411 – 104,000,000
Distributions reinvested 23,169,209 48,512,364 16,649,785 49,869,819
Redeemed (54,210,000) (160,850,000) – (63,000,000)
Total Capital Stock Transactions (30,890,791) (103,291,225) 16,649,785 90,869,819
Net Increase/(Decrease) in Net Assets 25,242,760 (382,896,503) 70,679,188 (147,102,045)
Net Assets, Beginning of Period 745,210,659 1,128,107,162 403,674,389 550,776,434
Net Assets, End of Period $770,453,419 $745,210,659 $474,353,577 $403,674,389
Capital Stock Share Transactions
Sold 18,884 952,421 – 9,212,412
Distributions reinvested 3,037,163 5,936,635 2,032,941 4,589,026
Redeemed (6,983,693) (17,774,981) – (6,000,557)
Total Capital Stock Share Transactions
(3,927,646) (10,885,925) 2,032,941 7,800,881
(a) For the period from February 28, 2023 (inception) through April 28, 2023.

Thrivent Core Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

International Equity Fund Low Volatility Equity Fund Mid Cap Value Fund
4/28/2023 (unaudited) 10/31/2022 4/28/2023 (unaudited) 10/31/2022 4/28/2023 (unaudited)
(a)
$8,097,457 $14,064,146 $10,371,749 $19,934,037 $339,904
(2,412,012) 3,955,375 7,602,013 82,480,620 (146,017)
78,475,694 (161,734,857) 36,629,190 (159,849,266) 3,275,106
84,161,139 (143,715,336) 54,602,952 (57,434,609) 3,468,993
(11,698,806) (27,365,817) (100,878,461) (172,294,759) –
(11,698,806) (27,365,817) (100,878,461) (172,294,759) –
22,000,000 4,000,000 – – 284,610,000
11,698,806 27,365,817 100,878,461 172,294,759 –
(40,000,000) (222,651,148) – (92,000,000) (100,300)
(6,301,194) (191,285,331) 100,878,461 80,294,759 284,509,700
66,161,139 (362,366,484) 54,602,952 (149,434,609) 287,978,693
430,619,246 792,985,730 1,007,979,651 1,157,414,260 –
$496,780,385 $430,619,246 $1,062,582,603 $1,007,979,651 $287,978,693
2,308,499 345,126 – – 30,027,823
1,329,410 2,517,554 8,745,025 13,127,212 –
(4,312,954) (20,517,410) – (6,980,273) (10,000)
(675,045) (17,654,730) 8,745,025 6,146,939 30,017,823

Thrivent Core Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Short-Term Reserve Fund Small Cap Value Fund
For the periods ended
4/28/2023
(unaudited) 10/31/2022
4/28/2023
(unaudited) 10/31/2022
(a)
Operations
Net investment income/(loss) $104,660,247 $68,025,403 $5,378,013 $3,625,267
Net realized gains/(losses) 58,185 (323,842) (5,433,033) (7,821,313)
Change in net unrealized appreciation/(depreciation) 1,526,728 (1,727,231) (19,980,045) 9,777,824
Net Change in Net Assets Resulting From Operations
106,245,160 65,974,330 (20,035,065) 5,581,778
Distributions to Shareholders
From net investment income/net realized gains (104,660,247) (68,025,403) (6,546,525) –
Total Distributions to Shareholders
(104,660,247) (68,025,403) (6,546,525) –
Capital Stock Transactions
Sold 7,828,204,669 17,293,208,588 – 540,100,000
Distributions reinvested – – 6,546,525 –
Redeemed (7,754,366,649) (19,602,553,084) – (100,600)
Total Capital Stock Transactions 73,838,020 (2,309,344,496) 6,546,525 539,999,400
Net Increase/(Decrease) in Net Assets 75,422,933 (2,311,395,569) (20,035,065) 545,581,178
Net Assets, Beginning of Period 4,226,783,698 6,538,179,267 545,581,178 –
Net Assets, End of Period $4,302,206,631 $4,226,783,698 $525,546,113 $545,581,178
Capital Stock Share Transactions
Sold 782,820,467 1,729,320,858 – 58,267,886
Distributions reinvested – – 713,907 –
Redeemed (775,436,665) (1,960,255,308) – (10,000)
Total Capital Stock Share Transactions
7,383,802 (230,934,450) 713,907 58,257,886
(a) For the period from March 31, 2022 (commencement date of operations) through October 31, 2022.

Thrivent Core Funds
Notes to Financial Statements
April 28, 2023
(unaudited)

1) ORGANIZATION
Thrivent Core Funds (the “Trust”) was organized as a Delaware statutory trust on March 18, 2016, and is registered as an open-end management investment company under the Investment Company
Act of 1940. The Trust is established solely for investment by other
Thrivent entities.  The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value (if any) as the
Trust's Board of Trustees may determine from time to time.  The Trust is divided into seven separate series, each with its own investment objective and policies (each, a "Fund" and, collectively, the "Funds").
The seven series of the Trust are Thrivent Core Emerging Markets
Debt Fund and Thrivent Core Emerging Markets Equity Fund,
which are non-diversified, and Thrivent Core International Equity
Fund, Thrivent Core Low Volatility Equity Fund, Thrivent Mid Cap
Value Fund, Thrivent Core Short-Term Reserve Fund and Thrivent
Core Small Cap Value Fund, which are diversified.  Thrivent Core
Short-Term Reserve Fund serves as a cash sweep vehicle for
Thrivent Mutual Funds and Thrivent Series Fund, Inc.
Thrivent Core Mid Cap Value Fund was incepted on February 28,
2023.
The Funds are each an investment company which follows the
accounting and reporting guidance of the Financial Accounting
Standards Board ("FASB") Accounting Standards Codification Topic
946 – Financial Services – Investment Companies.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust's maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Funds record their investments
at fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Funds' investments are recorded at fair value when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close or regular trading on such exchange or the official closing price of the national market system.
Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and future contracts are valued at the primary exchange settle price. Exchange cleared swap agreements are valued at the clearinghouse end of day price. Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates
provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
The Board has chosen the Funds' investment adviser, Thrivent
Asset Management, LLC (the "Adviser") as the valuation designee, responsible for daily valuation of the Funds' securities. The
Adviser has formed a Valuation Committee (the “Committee”)
that is responsible for overseeing the Funds' valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the
Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds' investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing

Thrivent Core Funds
Notes to Financial Statements
April 28, 2023
(unaudited)

service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including
ADRs, New York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.  The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of
securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of
Operations.
For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes
— No provision has been made for
income taxes because each Fund’s policy is to qualify as a
regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Funds, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each
Fund is treated as a separate taxable entity for federal income tax purposes. Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
GAAP requires management of the Funds (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the
statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Funds include U.S. Federal, and certain state jurisdictions as well as certain foreign countries. The Funds' federal income tax returns are subject to examination for a period of three years after the filing of the return for the tax period. State returns may be subject to examination for an additional year depending on the jurisdiction. The Funds have no examinations in progress and none are expected at this time.
As of April 28, 2023, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to each
Fund's tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds also are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Foreign Income Taxes
— Funds are subject to foreign income
taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding on the Statement of Operations.
The Funds pay tax on foreign capital gains, where applicable. Taxes paid on foreign capital gains, if any, are included in the net realized gains/(losses) on investments on the Statement of Operations.
Expenses and Income
— Estimated expenses are accrued
daily.  The Funds are charged for those expenses that are directly attributable to them.  Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets, number of shareholder accounts or other reasonable basis.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage-
backed and asset-backed securities are recorded as components of interest income.  Dividend income and capital gain distributions are recorded on the ex-dividend date.  However, certain dividends from foreign securities are recorded as soon as the information is available to the Funds.  Non-cash income, if any, is recorded at the fair market value of the securities received.
Distributions to Shareholders
— Net investment income is
distributed to each shareholder as a dividend. Dividends from
Emerging Markets Debt Fund are declared and distributed monthly.
Dividends from Emerging Markets Equity Fund, International Equity
Fund, Low Volatility Equity Fund, Mid Cap Value Fund and Small Cap
Value Fund are declared and distributed annually.  Dividends from Short-Term Reserve Fund are declared daily and distributed monthly.  Net realized gains from securities transactions, if any, are

Thrivent Core Funds
Notes to Financial Statements
April 28, 2023
(unaudited)

paid at least annually after the close of the fiscal year.  In addition, the Funds may claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.
Derivative Financial Instruments
— Certain Funds may invest
in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments.
Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as
counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the
seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.
While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients,
U.S. bankruptcy laws will typically allocate that shortfall on a pro-
rata basis across all the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds' expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association,
Inc. Master Agreement (“ISDA Master Agreement”) or similar
agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/
or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of derivative.
Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for
margining in excess of the minimum requirements in certain
situations. Collateral terms are contract specific for OTC derivatives
(foreign currency exchange contracts, options, swaps). For
derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Futures Contracts
— Certain Funds may use futures contracts
to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker.
Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the six months ended April 28, 2023, Core Emerging
Markets Equity and Core International Equity used equity futures to manage exposure to the equities market.

Thrivent Core Funds
Notes to Financial Statements
April 28, 2023
(unaudited)

For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
The amounts presented in the table below are offset first by financial instruments that have the right to offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral received/pledged. The actual amounts of collateral may be greater than the amounts presented in the table.
The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the
Statement of Assets and Liabilities:
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs Bank
USA, doing business as Goldman Sachs Agency Lending ("GSAL").
The Agreement authorizes GSAL to lend securities to authorized borrowers on behalf of the Funds. Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102%
of the market value of U.S. securities and 105% of the market value of non-U.S. securities. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in
Thrivent Cash Management Trust. The Funds receive dividends
and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of
Operations.  By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.  Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred.  However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.  Some of these losses may be indemnified by the lending agent.
As of April 28, 2023, the value of securities on loan is as follows:
When-Issued and Delayed-Delivery Transactions
—  The
Funds may purchase or sell securities on a when-issued or
delayed-delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Funds will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining its net asset value. A Fund may dispose of a delayed-
delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, a Fund does not participate in future gains and losses with respect to the security.
Contingent Liabilities
— In the event of adversary action
proceedings where a Fund is a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.  For the six months ended April 28, 2023, no Fund reported an accrual for contingent liabilities.
Accounting Estimates
— The preparation of financial statements
in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Fund
Gross Amounts
of Recognized
Liabilities
Gross
Amounts
Offset
Net Amounts
of Recognized
Liabilities
Financial
Instruments
Cash
Collateral
Pledged
Non-Cash
Collateral
Pledged
(**)
Net Amount
Emerging Markets Debt
Securities Lending 3,128,065 – 3,128,065 3,054,200 – – 73,865
(^)
Emerging Markets Equity
Securities Lending 818,075 – 818,075 777,434 – – 40,641
(^)
International Equity
Securities Lending 10,269,287 – 10,269,287 9,822,602 – – 446,685
(^)
(**) Excess of collateral pledged to the counterparty may not be shown for financial reporting purposes.
(^) Net securities lending amounts represent the net amount payable to the counterparty in the event of a default.
Fund Securities on Loan
Emerging Markets Debt $ 3,054,200
Emerging Markets Equity 777,434
International Equity 9,822,602

Thrivent Core Funds
Notes to Financial Statements
April 28, 2023
(unaudited)

liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.
Amortization of Offering Costs
— The offering costs referenced
in the Statement of Operations for Mid Cap Value Fund and
Small Cap Value Fund are costs incurred by the Fund in order to establish it for sale.  These costs generally include any legal costs associated with registering the Fund.  These costs are amortized over a period of 12 months from inception.
Recent Accounting Pronouncements
—
Reference Rate Reform
In March 2020, the FASB issued Accounting Standards Update
("ASU") No. 2020-04 Reference Rate Reform, which provides optional guidance to ease the potential accounting burden associated with transitioning from the London Interbank Offered Rate ("LIBOR") and other reference rates expected to be discontinued. In December
2022, the FASB issued ASU No. 2022-06 as an update to this
standard which was effective immediately upon release and can be applied prospectively through December 31, 2024. At this
time, management is evaluating implications of these changes on financial statement disclosures.  Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadline.
Other
— For financial statement purposes, investment security
transactions are accounted for on the trade date. Realized gains or losses on sales are determined on a specific cost identification basis, which is the same basis for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Fees
— The Trust has entered into an administration and
accounting services agreement with the Adviser pursuant to
which the Adviser provides certain administrative and accounting personnel and services. The Fund pays an annual fixed fee plus percentage of net assets to the Adviser. These fees are accrued daily and paid monthly. For the six months ended April 28, 2023, the
Adviser received aggregate fees for administrative and accounting personnel and services of $514,186 from the Trust.
The Trust has entered into an agreement with Thrivent Financial
Investor Services Inc. ("Thrivent Investor Services") to provide transfer agency services necessary to the Trust.  These fees are accrued daily and paid monthly.  For the six months ended, April 28,
2023, Thrivent Investor Services received $15,833 for transfer agent services from the Trust.
Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of the Thrivent Mutual Funds. Thrivent
Money Market Fund is not eligible for the deferral plan.  The value of each participant's deferred compensation account will increase or decrease as if it were invested in shares of a particular series of Thrivent Mutual Funds. Each participant's fees as well as the change in value are included in Trustee fees in the Statement of
Operations. The deferred fees remain in the appropriate Fund until distribution in accordance with the plan. The Payable for trustee deferred compensation, located in the Statement of Assets and
Liabilities, is unsecured.
Those trustees not participating in the above plan received
$24,051 in fees from the Trust during the six months ended April
28, 2023. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings and industry conferences.
Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Investor
Services and Thrivent Distributors, LLC.; however they receive no compensation from the Trust. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— The Funds may invest in
other mutual funds. Fees and expenses of those underlying funds are not included in the Funds' expense ratio. The Funds indirectly bear their proportionate share of the annualized weighted average expense ratio for the underlying funds in which it invests.
Interfund Lending
— The Funds may participate in an interfund
lending program (the "Program") pursuant to an exemptive order issued by the SEC.  The Program permits the Funds to borrow cash for temporary purposes from Thrivent Core Short-Term Reserve
Fund.  Interest is charged to each participating Fund based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program.  Each borrowing made under the
Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102% of the outstanding principal value of the loan.  For the six months ended April 28, 2023, no Funds borrowed cash through the interfund lending program.
(4) FEDERAL INCOME TAX INFORMATION
Distributions are based on amounts calculated in accordance
with the applicable federal income tax regulations, which may differ from GAAP. To the extent that these differences are permanent in nature, GAAP requires such amounts to be reclassified within the capital accounts based on their federal tax-basis treatment;
temporary differences do not require reclassifications.  At fiscal year-
end, the character and amount of distributions, on a tax basis and components of distributable earnings, are finalized.  Therefore, as of
April 28, 2023, the tax-basis balance has not yet been determined.

Thrivent Core Funds
Notes to Financial Statements
April 28, 2023
(unaudited)

At October 31, 2022, the following Funds had accumulated net realized capital loss carryovers as follows:
To the extent that these Funds realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.
(5) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the
six months ended April 28, 2023, the cost of purchases and the proceeds from sales of investment securities, other than U.S.
Government and short-term securities, were as follows:
Purchases and sales of U.S. Government securities were:
(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Funds are permitted to engage in securities transactions with affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have
been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.
During the six months ended April 28, 2023, no Funds engaged in these types of transactions.
(7) RELATED PARTY TRANSACTIONS
As of April 28, 2023, related parties held 100% of the outstanding shares of all Thrivent Core Funds. Subscription and redemption activity by concentrated accounts may have a significant effect on the operation of the Funds. In the case of a large redemption, the Funds may be forced to sell investments at inopportune times, resulting in additional losses for the Funds.
(8) SUBSEQUENT EVENTS
The Adviser of the Funds has evaluated the impact of subsequent events through the date the financial statements were issued, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.
(9) MARKET RISK
Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline.  The value of a Fund's investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund's benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events. As of April 28, 2023, the following Funds had portfolio concentration greater than 25% in certain sectors.
(10) SIGNIFICANT RISKS
Investing in the Funds involves risks.  The following is an
alphabetical list of significant risks in investing in the Funds.  The risks applicable to each Fund are listed in the Portfolio Perspectives section above.
China Risk
— There are special risks associated with investments
in China, Hong Kong and Taiwan (including Chinese issuers listed on Chinese and U.S. securities exchanges), such as risks relating to liquidity constraints, expropriation, nationalization, confiscatory taxation and exchange control regulations or currency blockage.
Rapid fluctuations in currency exchange rates, inflation and/or interest rates may negatively affect the economy and securities markets of China. In addition, there may be significant obstacles to obtaining information necessary to conduct investigations into or pursue litigation against companies located in or operating substantially in China, and shareholders may have limited legal remedies with respect to such investments. A reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn
Fund
Capital Loss
Carryover
Emerging Markets Debt $ 67,865,332
Emerging Markets Equity 45,727,360
International Equity 27,967,686
Short-Term Reserve 1,324,618
Small Cap Value 5,271,926
In thousands
Fund Purchases
Sales/
Paydowns
Emerging Markets Debt $84,966 $113,839
Emerging Markets Equity 183,548 175,246
International Equity 195,062 204,213
Low Volatility Equity 394,402 385,343
Mid Cap Value 284,819 6,061
Short-Term Reserve 142,140 236,324
Small Cap Value 155,659 141,418
In thousands
Fund Purchases
Sales/
Paydowns
Short-Term Reserve $153,997 $22,516
Fund Sector
% of Total
Net Assets
Emerging Markets Debt Foreign Government 82.7%
Short-Term Reserve Financials 45.0%

Thrivent Core Funds
Notes to Financial Statements
April 28, 2023
(unaudited)

in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and negatively impact the Fund’s performance.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Fund is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Fund.
Cybersecurity Risk
— The Funds and their service providers
may be susceptible to operational, information security, privacy, fraud, business disruption, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events.
Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser or other service providers (including, but not limited to, fund accountants, custodians, and transfer agents) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Funds’
ability to calculate their NAV, corrupting data or preventing parties from sharing information necessary for the Funds’ operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the Funds or the Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cyber security risks are also present for issuers or securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investments in such companies to lose value.
While the Funds’ service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the
Funds cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Funds or their shareholders. Although each Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a
Fund’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Fund and its shareholders may bear costs tied to these risks.
Derivatives Risk
— The use of derivatives (such as futures,
options, credit default swaps, and total return swaps) involves additional risks and transaction costs which could leave a Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and a Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Some derivatives may give rise to a form of economic leverage, and may expose the Fund to greater risk and increase its costs.
Such leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. Futures contracts, options on futures contracts, forward contracts, and options on derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.
The success of a Fund’s derivatives strategies will depend on the Adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or
rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
Swap agreements may involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may
cause a Fund to lose money. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Fund to close out a position when desired.
Emerging Markets Risk
— The risks and volatility of investing
in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. A Fund may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Fund performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, accounting, recordkeeping and corporate governance systems
and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other

Thrivent Core Funds
Notes to Financial Statements
April 28, 2023
(unaudited)

developed countries, including class actions or fraud claims.
Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities.
Equity Security Risk
— Equity securities held by the Fund may
decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the
Fund may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities are generally more volatile than most debt securities.
Financial Sector Risk
— To the extent that the financials sector
continues to represent a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
Foreign Currency Risk
— The value of a foreign currency may
decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented,
how each one appreciates or depreciates in relation to the U.S.
dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk
— Foreign securities generally carry
more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Fund’s
investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the
Fund’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid.
Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Government Securities Risk
— The Fund invests in securities
issued or guaranteed by the U.S. government or its agencies
and instrumentalities (such as Federal Home Loan Bank, Ginnie
Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae
or Freddie Mac are not issued directly by the U.S. government.
Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-
related organizations such as Federal Home Loan Banks, Fannie
Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S.
government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
High Yield Risk
— High yield securities – commonly known
as “junk bonds” – to which the Fund is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected. High yield securities generally have a less liquid resale market.
Interest Rate Risk
— Interest rate risk is the risk that prices of debt
securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations
(a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions, inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve, could affect interest rates and the value of some securities. During periods of low interest rates or when inflation rates are high or rising, the Fund may be subject to a greater risk or rising interest rates.
Investment Adviser Risk
— The Fund is actively managed and
the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments

Thrivent Core Funds
Notes to Financial Statements
April 28, 2023
(unaudited)

in which the Fund invests. The assessment of potential Fund
investments may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Fund’s investment objective.
Issuer Risk
— Issuer risk is the possibility that factors specific to
an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the value of the Fund.
Large Cap Risk
— Large-sized companies may be unable to
respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Large Shareholder Risk
— From time to time, shareholders of a
Fund (which may include institutional investors and affiliated Funds)
may make relatively large redemptions or purchases of shares. These transactions may cause a Fund to sell securities at disadvantageous prices or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on a Fund’s performance to the extent that a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of portfolio securities. In addition, a large redemption could result in a Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.
LIBOR Risk
— The Fund may be exposed to financial instruments
that are tied to LIBOR (London Interbank Offered Rate) to determine payment obligations, financing terms or investment value. Such financial instruments may include bank loans, derivatives, floating rate securities, certain asset backed securities, and other assets or liabilities tied to LIBOR. In 2017, the head of the U.K. Financial
Conduct Authority announced a desire to phase out the use of
LIBOR by the end of 2021. As a result, market participants have begun transitioning away from LIBOR, but certain obstacles remain with regard to converting certain securities and transactions to a new benchmark or benchmarks. Although many LIBOR rates were
phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until
June 2023 in order to assist with the transition. On December 16,
2022, Federal Reserve Board adopted a rule that would replace
=LIBOR in certain financial contracts using benchmark rates based on the Secured Overnight Financing Rate (SOFR) after June 30,
2023. Various financial industry groups have been planning for the transition away from LIBOR, but there remains uncertainty regarding potential effects of the transition away from LIBOR on the Fund or its investments. Any additional regulatory or market changes that occur as a result of the transition away from LIBOR and the adoption of alternative reference rates may have an adverse impact on the value of the Fund's investments, performance or financial condition, and might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates.
Liquidity Risk
— Liquidity is the ability to sell a security relatively
quickly for a price that most closely reflects the actual value of the security. To the extent that dealers do not maintain inventories of bonds that keep pace with the growth of the bond markets
over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets, particularly during periods of economic or market stress.
As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk
— Over time, securities markets generally tend to
move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by
the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, natural disasters or similar events.
Mid Cap Risk
— Medium-sized companies often have greater
price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have
smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Mortgage-Backed and Other Asset-Backed Securities
Risk
— The value of mortgage-backed and asset-backed securities
will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-
related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-
backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the

Thrivent Core Funds
Notes to Financial Statements
April 28, 2023
(unaudited)

issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.
Non-Diversified Risk
— The Fund is not “diversified” within
the meaning of the 1940 Act. That means the Fund may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Fund’s performance.
Prepayment Risk
— Mortgage-backed and asset-backed
securities are sensitive to changes in the repayment patterns of the underlying securities, including the conversion, prepayment or redemption of the investments. If the principal payment on the underlying asset is repaid faster than the holder of the mortgage-
backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates. When people start prepaying the principal on the collateral underlying a collateralized mortgage obligation
(“CMOs”) (such as mortgages underlying a CMO), for example,
some classes may retire substantially earlier than the stated maturity or final distribution dates.
Quantitative Investing Risk
— Securities selected according to
a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions of these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Fund’s portfolio. Among other risks, results generated by such models may be impaired by errors in human judgment, data imprecision, software or other technology systems malfunctions, or programming flaws. Such models may
not perform as expected or may underperform in periods of market volatility.
Redemption and Lending Risk
— The Fund participates in
an interfund lending program (the “Program”) which enables a participating fund to lend cash directly to and borrow money from other participating funds for temporary purposes. The other participants in the Program are other mutual funds advised by the Adviser and its affiliates. Under the Program, all loans will be made by the Fund. There is risk that a borrowing fund could be unable to repay a loan when due, and a delay in repayment to the Fund could result in a lost opportunity and increase risk of the
Fund experiencing a loss when meeting redemption requests if it is forced to sell securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders.
Redemption and Share Ownership Risk
— The Fund may need
to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares,
(ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. A majority of the Fund’s shares may be held by other mutual funds advised by the Adviser and its affiliates.
It also is possible that some or all of these other mutual funds will decide to purchase or redeem shares of the Fund simultaneously or within a short period of time of one another in order to execute their asset allocation strategies. Accordingly, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies which could have adverse consequences
for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).
Regional Risk
— The Fund will generally have more exposure
to the specific regional or country economic risks where it has significant investments. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund’s assets are invested, the Fund may experience substantial volatility, illiquidity or reduction in the value of the Fund’s investments.
Regulatory Risk
— Legal, tax, and regulatory developments
may adversely affect the Fund. Securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and
self-regulatory organizations, and exchanges, which are authorized to take extraordinary actions in the event of market emergencies.
The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of a Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund.
Small Cap Risk
— Smaller, less seasoned companies often have
greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Sovereign Debt Risk
— Sovereign debt securities are issued or
guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the

Thrivent Core Funds
Notes to Financial Statements
April 28, 2023
(unaudited)

governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International
Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Technology-Oriented Companies Risk
— Common stocks
of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or
operations of such companies may become obsolete quickly. In addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.
Value Investing Risk
— Value style investing includes the risk
that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Thrivent Core Funds
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
EMERGING MARKETS DEBT FUND
Period Ended 4/28/2023
(
unaudited)
$ 7.08 $ 0.22 $ 0.52 $ 0.74 $ (0.22) $ –
Year Ended 10/31/2022 9.71 0.45 (2.62) (2.17) (0.46) –
Year Ended 10/31/2021 9.81 0.43 (0.10) 0.33 (0.43) –
Year Ended 10/31/2020 9.83 0.45 (0.02) 0.43 (0.45) –
Year Ended 10/31/2019 9.04 0.44 0.79 1.23 (0.44) –
Year Ended 10/31/2018 9.86 0.40 (0.82) (0.42) (0.40) –
EMERGING MARKETS EQUITY FUND
Period Ended 4/28/2023
(unaudited)
7.43 0. 09 1. 20 1.29 (0.31) –
Year Ended 10/31/2022 11.83 0.27 (3.64) (3.37) (0.24) (0.79)
Year Ended 10/31/2021 10.36 0.28 1.28 1.56 (0.09) –
Year Ended 10/31/2020
(c)
10.00 0.08 0.28 0.36 – –
INTERNATIONAL EQUITY FUND
Period Ended 4/28/2023
(unaudited)
8.27 0.16 1.46 1.62 (0.22) –
Year Ended 10/31/2022 11.38 0.37 (2.95) (2.58) (0.53) –
Year Ended 10/31/2021 8.45 0.24 2.92 3.16 (0.23) –
Year Ended 10/31/2020 9.68 0.22 (1.07) (0.85) (0.38) –
Year Ended 10/31/2019 9.28 0.33 0.37 0.70 (0.30) –
Year Ended 10/31/2018
(d)
10.00 0.31 (1.02) (0.71) (0.01) –
LOW VOLATILITY EQUITY FUND
Period Ended 4/28/2023
(unaudited)
12.09 0.10 0.53 0.63 (0.22) (0.97)
Year Ended 10/31/2022 14.98 0.23 (0.90) (0.67) (0.18) (2.04)
Year Ended 10/31/2021 11.61 0.26 3.39 3.65 (0.23) (0.05)
Year Ended 10/31/2020 12.10 0.23 (0.10) 0.13 (0.24) (0.38)
Year Ended 10/31/2019 10.54 0.24 1.72 1.96 (0.17) (0.23)
Year Ended 10/31/2018
(e)
10.00 0.13 0.41 0.54 – –
MID CAP VALUE FUND
Period Ended 4/28/2023
(unaudited)
(f)
10.00 0.01 (0.42) (0.41) – –
SHORT-TERM RESERVE FUND
Period Ended 4/28/2023
(unaudited)
10.00 0.24 0.00 0.24 (0.24) –
Year Ended 10/31/2022 10.00 0.13 0.00 0.13 (0.13) –
Year Ended 10/31/2021 10.00 0.02 0.00 0.02 (0.02) –
Year Ended 10/31/2020 10.00 0.12 0.00 0.12 (0.12) 0.00
Year Ended 10/31/2019 10.00 0.26 0.00 0.26 (0.26) –
Year Ended 10/31/2018 10.00 0.20 0.00 0.20 (0.20) 0.00
SMALL CAP VALUE FUND
Period Ended 4/28/2023
(unaudited)
9.36 0.09 (0.43) (0.34) (0.11) –
Year Ended 10/31/2022
(g)
10.00 0.06 (0.70) (0.64) – –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
(c)
(d)
(e)
(f)
(g)
*
**
Since commencement date of operations, February 3, 2020.
Since inception, November 14, 2017.
Since inception, February 28, 2018.
Since inception, February 28, 2023.
Since commencement date of operations, March 31, 2022.
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Core Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
$ (0.22) $ 7.60 10.55% $ 770.5 0.05% 5.81% 0.05% 5.81% 11%
(0.46) 7.08 (22.88)% 745.2 0.04% 5.35% 0.04% 5.35% 20%
(0.43) 9.71 3.38% 1,128.1 0.04% 4.35% 0.04% 4.35% 55%
(0.45) 9.81 4.49% 998.2 0.04% 4.61% 0.04% 4.61% 36%
(0.44) 9.83 13.84% 849.7 0.04% 4.63% 0.04% 4.63% 32%
(0.40) 9.04 (4.35)% 684.2 0.06% 4.38% 0.06% 4.38% 13%
(0.31) 8.41 17.42% 474.4 0.19% 2.20% 0.19% 2.20% 38%
(1.03) 7.43 (31.16)% 403.7 0.19% 3.24% 0.19% 3.24% 82%
(0.09) 11.83 15.05% 550.8 0.19% 2.27% 0.19% 2.27% 93%
– 10.36 3.60% 478.4 0.34% 2.35% 0.34% 2.35% 59%
(0.22) 9.67 19.92% 496.8 0.09% 3.48% 0.09% 3.48% 42%
(0.53) 8.27 (23.81)% 430.6 0.09% 2.61% 0.09% 2.61% 81%
(0.23) 11.38 37.77% 793.0 0.08% 2.19% 0.08% 2.19% 102%
(0.38) 8.45 (9.32)% 739.0 0.06% 2.50% 0.06% 2.50% 71%
(0.30) 9.68 7.99% 830.8 0.06% 3.54% 0.06% 3.54% 89%
(0.01) 9.28 (7.08)% 798.2 0.08% 3.42% 0.08% 3.42% 73%
(1.19) 11.53 5.37% 1,062.6 0.03% 2.05% 0.03% 2.05% 37%
(2.22) 12.09 (5.48)% 1,008.0 0.03% 1.91% 0.03% 1.91% 79%
(0.28) 14.98 31.84% 1,157.4 0.03% 1.78% 0.03% 1.78% 80%
(0.62) 11.61 0.98% 1,395.7 0.04% 2.02% 0.04% 2.02% 71%
(0.40) 12.10 19.42% 1,028.5 0.04% 2.19% 0.04% 2.19% 62%
– 10.54 5.40% 873.7 0.06% 1.88% 0.06% 1.88% 40%
– 9.59 (4.10)% 288.0 0.20% 1.95% 0.20% 1.94% 5%
(0.24) 10.00 2.39% 4,302.2 0.01% 4.76% 0.01% 4.76% 52%
(0.13) 10.00 1.28% 4,226.8 0.01% 1.11% 0.01% 1.11% 85%
(0.02) 10.00 0.17% 6,538.2 0.01% 0.17% 0.01% 0.17% 91%
(0.12) 10.00 1.23% 4,722.4 0.01% 1.26% 0.01% 1.26% 162%
(0.26) 10.00 2.59% 5,884.9 0.01% 2.55% 0.01% 2.55% 135%
(0.20) 10.00 2.01% 4,854.5 0.01% 1.99% 0.01% 1.99% 213%
(0.11) 8.91 (3.64)% 525.5 0.05% 1.99% 0.05% 1.99% 26%
– 9.36 (6.40)% 545.6 0.06% 1.55% 0.06% 1.55% 19%

Additional Information
(unaudited)
Proxy Voting
The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s
Statement of Additional Information. The Trust files a report of how it voted proxies related to portfolio securities on Form N-PX with the
SEC. You may request a free copy of the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by calling 800-847-4836. You may also review the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at SEC.gov.
Quarterly Schedule of Portfolio Holdings
The Trust files its Schedule of Investments on Form N-PORT with the SEC, Part F of each Fund’s N-PORT filing for the first and third fiscal quarters will include the complete schedule of investments. The Trust’s most recent Schedule of Investments can be found at SEC.gov.
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted and implemented a liquidity risk management program (the “Liquidity
Program”) designed to assess and manage each Fund’s liquidity risk (defined by the U.S. Securities and Exchange Commission as the
risk that a Fund could not meet shareholder redemption requests without significant dilution of remaining investors’ interests in the
Fund). The Board, including a majority of the independent Trustees, designated Thrivent Asset Management, LLC (“TAM”), the Funds’
investment adviser, as the liquidity risk management program administrator (the “Program Administrator”). The Program Administrator has
delegated oversight of the Liquidity Program to the Liquidity Risk Management Committee (the “LRM Committee”). The LRM Committee
is comprised of representatives of TAM.
The Liquidity Program with respect to the Funds is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of each Fund’s liquidity risk based on a variety of factors; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories based on the number of days in which the Fund reasonably expects the investment to be convertible to cash (or sold or disposed of, in the case of less liquid or illiquid investments) under current market conditions without significantly changing the market value of the investment and taking into account the affect of trading varying portions of the investment in sizes that the Fund would reasonably anticipate trading; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for any Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments; and (5) periodic reporting to the Board.
Among other things, Rule 22e-4 requires that a written report (the “Report”) be provided to the Board on an annual basis that addresses the operation of the Liquidity Program and assesses the adequacy and effectiveness of its implementation, including the operation of any
Highly Liquidity Investment Minimum (“HLIM”) established for a Fund and any material changes to the Liquidity Program. At a meeting of the Board on February 21-22, 2023, the LRM Committee, on behalf of the Program Administrator, provided the Report to the Board for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report summarized the operation of the Liquidity
Program and the information and factors considered by the LRM Committee in assessing whether the Liquidity Program has been adequately and effectively implemented for each Fund. The Report discussed, among other things: (1) the framework used to assess, manage, and periodically review each Fund’s liquidity risk during normal and stressed periods and the results of the annual assessment;
(2) the methodologies used to classify investments into one of four liquidity categories, including a review of LRM Committee-approved overrides of vendor classifications; (3) whether any Fund invested more than 15% of its assets in “illiquid investments” (as defined under
Rule 22e-4); and (4) the LRM Committee’s oversight of vendors used by the Liquidity Program, including assessment of the vendors’
classification methodologies used in determining preliminary liquidity classifications. The Liquidity Program was updated during the
Reporting Period to include liquidity assessments applicable to exchange-traded funds. The were no other material changes to the
Liquidity Program during the Reporting Period. The Report also noted that no Fund was required to determine a minimum percentage of its net assets that must be invested in highly liquid investments (an “HLIM” under the Liquidity Program). There Report concluded that the
Liquidity Program operated effectively during the Reporting Period and that the LRM Committee had no recommended material changes based on its annual assessment of the Liquidity Program.
There can be no assurance that the Liquidity Program will achieve its objectives under all circumstances in the future. Please refer to the
Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other risks to which it may be subject.

Additional Information
(unaudited)
Board Approval of Advisory Agreement (all Thrivent Core Funds, except Thrivent Core Mid Cap Value Fund)
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory agreement be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of such an agreement, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.
At its meeting on November 15-16, 2022, (the “Meeting”), the Board of Trustees (the “Board”) of the Thrivent Core Funds (the “Trust”),
including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing advisory agreement (the “Advisory Agreement”), as amended, between the Trust and Thrivent Asset Management, LLC (the “Adviser”) for each series of the Trust (each, a “Fund”). The Trust was designed to provide shareholders of other Thrivent funds with certain benefits, including a reduction of operational complexities associated with investing in various asset classes. The series of the Trust are only available to other funds and accounts managed by the Adviser or its affiliates.
In connection with its evaluation of the agreement with the Adviser, the Board reviewed a broad range of information requested for this purpose and considered a variety of factors, including the purpose of the Trust and the Funds in relation to other Thrivent funds, as well as the following:
1. The nature, extent, and quality of the services provided by the Adviser;
2. The performance of each Fund;
3. The net operating expense ratio of each Fund compared to a peer group;
4. The cost of services provided and profit realized by the Adviser;
5. Other benefits realized by the Adviser and its affiliates from their relationship with the Trust; and
6. Any other factors that the Board deemed relevant to its consideration.
The Contracts Committee of the Board (consisting of all of the Independent Trustees) met on five occasions from May 17 to November
16, 2022 to consider information relevant to the annual contract renewal process furnished by the Adviser in advance of the meetings.
The Board had the opportunity to ask questions and request further information in connection with its consideration. The Independent
Trustees also retained the services of Management Practice Inc. (“MPI”) as an independent consultant to assist in the compilation, organization, and evaluation of relevant information. This information included Fund-by-Fund statistical comparisons of the non-advisory fees and net operating expenses of each of the Funds in comparison to peer groups of comparable funds; performance in comparison to benchmarks; information with respect to services provided to the Funds and fees charged; asset and flow trends for the Funds; and
information regarding the types of services furnished to the Funds.
The Board received information from the Adviser regarding the personnel providing services to the Funds, including investment management, compliance and administrative personnel. The Board also received monthly reports from the Adviser’s investment management staff with respect to the performance of the Funds. In addition to its review of the information presented to the Board during the annual contract renewal process, the Board also considered information obtained from management throughout the course of the year. The Board also reviewed information from MPI, including Fund-by-Fund analyses and independent assessment of information relating to the Funds and the Advisory Agreement.
The Independent Trustees were represented by independent counsel throughout the review process and during executive sessions without management present to consider the reapproval of the Advisory Agreement for the Funds. As noted above, the Independent
Trustees were assisted throughout the process by an independent consultant, MPI. Each Independent Trustee relied on his or her own business judgment in determining the weight to be given to each factor considered in evaluating the materials that were presented to them. The Contracts Committee’s and Board’s review and conclusions were based on a comprehensive consideration of all information presented to them and were not the result of any single controlling factor. In addition, each Trustee may have weighed individual factors differently. The key factors considered and the conclusions reached are described below.

Additional Information
(unaudited)
Nature, Extent and Quality of Services
At each of the Board’s regular quarterly meetings, management presented information describing the services furnished to the Funds by the Adviser, transfer agent and administrator. During these meetings, management reported on the investment management, portfolio trading and compliance services provided to the Funds. During the annual contract renewal process, the Board considered the specific services provided under the Advisory Agreement. The Board considered information relating to the investment experience and qualifications of the Adviser’s portfolio managers overseeing investments for the Funds.
The Board received reports and presentations at each of its quarterly meetings from the Adviser’s senior investment team about each of the Funds. These reports and presentations gave the Board the opportunity to evaluate the abilities of the portfolio managers and other investment professionals and the quality of services they provide to the Funds. The Independent Trustees also met, including in executive session, with and received periodic reports from the Trust’s Chief Compliance Officer, the Trust’s independent accounting firm, and representatives from the internal audit department of the Adviser (Business Risk Management).  The Board noted that the Chief
Compliance Officer met regularly between quarterly meetings with the Chair of the Ethics and Compliance Committee and the Chairs of
other Committees communicated with Adviser representatives between quarterly meetings.
The Board considered the adequacy of the Adviser’s resources used to provide services to the Trust pursuant to the Advisory Agreement.
The Adviser reviewed with the Board the Adviser’s process for overseeing the portfolio management team of each Fund. In addition, the
Adviser reviewed with the Board the Adviser’s continued investments in technology and personnel, including hiring additional personnel in the research, analysis and trading areas. The Adviser discussed with the Board steps taken to continue to strengthen its compliance program and investment team. The Adviser discussed with the Board the operations of the Adviser and other service providers to the
Funds during the hybrid working environment and responses to volatile market conditions. The Board viewed these actions as a positive factor in reapproving the existing Advisory Agreement, as they demonstrated the Adviser’s commitment to provide the Funds with quality service and competitive investment performance. The Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser supported renewal of the Advisory Agreement.
Performance of the Funds
In connection with each of its regular quarterly meetings, the Board received information on the performance of each Fund. The Board received information on net performance, relative performance rankings within each Fund’s Morningstar peer group and comparisons to benchmark index returns. At each quarterly Board meeting, members of the Adviser’s senior investment team reviewed with the Board information on the economic and market environment and risk management.
The Board considered investment performance for each Fund. When evaluating investment performance, the Board considered longer-
term performance and the trend of performance, and focused particularly upon the three-year performance record. The Board noted that only the Thrivent Core International Equity Fund had performance in the fourth quartile for the three-year performance period. The Board noted the relatively short operational history of the Funds and considered whether each Fund has operated within its investment objective.
Advisory Fees and Fund Expenses
The Board noted that the Adviser does not charge an advisory fee to the Funds. The Board reviewed information provided by the Adviser regarding custodial, administrative, transfer agent and other non-advisory fees and expenses. The Board noted that each Fund’s net expense ratio was lower than its respective peer group median.
The Board reviewed information comparing each Fund’s advisory fee and overall expense ratio with the fee and expense information for the relevant Morningstar peer universe.
Because the Adviser does not charge an advisory fee to the Funds, the Board did not consider whether economies of scale would be realized as the Funds grow and whether fee levels reflect economies of scale for the benefit of Fund shareholders. The Board did consider those factors for other Thrivent funds with advisory fees.
On the basis of its review, the Board concluded that continuing to not charge an advisory fee to the Funds for investment management services was reasonable.

Additional Information
(unaudited)
Cost of Services and Profitability
The Board considered the profitability of the Adviser both overall and on a fund-by-fund basis. The Board considered the level of the
Adviser’s profits with respect to all the Thrivent funds, including the Funds. The Board considered that the Adviser makes no profit under the Advisory Agreement and concluded that the Adviser’s profitability on other fees was not excessive in light of the nature, extent and quality of services provided to the Funds.
Other Benefits to the Adviser and its Affiliates
The Board considered information regarding potential “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationship with the Trust, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an enhanced reputation as an investment adviser which may help in attracting other clients and investment personnel, and the engagement of affiliates as service providers to the Funds. The Board noted that such benefits were difficult to quantify but were consistent with benefits received by other mutual fund advisers. The Board also considered the research received by the Adviser generated from soft dollar commissions for portfolio trading.
Based on the factors discussed above, the Contracts Committee unanimously recommended approval of the Advisory Agreement, and the Board, including all of the Independent Trustees voting separately, approved the Advisory Agreement.
Board Approval of Advisory Agreement (only Thrivent Core Mid Cap Value Fund)
The Investment Company Act of 1940 (the “Investment Company Act”) requires that the Advisory Agreement for the Thrivent Core Mid
Cap Value Fund (the “Fund”), a series of the Thrivent Core Funds (the “Trust”), be approved by the Board of Trustees (the “Board”), including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act (the
“Independent Trustees”).
At its meeting on November 15-16, 2022 the Board voted unanimously to approve the Advisory Agreement between the Trust and Thrivent
Asset Management, LLC (the “Adviser”) with respect to the Fund. In connection with its evaluation of the agreement with the Adviser, the
Board reviewed a broad range of information requested for this purpose and considered a variety of factors, including the purpose of the
Trust and the objective of the Fund, as well as the following:
1. The nature, extent, and quality of the services provided by the Adviser;
2. The Adviser’s performance history and how that might translate to the performance of the Fund;
3. The fees and other expenses charged to the Fund;
4. The cost of services provided and profit realized by the Adviser;
5. Other benefits realized by the Adviser and its affiliates from their relationship with the Fund; and
6. Any other factors that the Board deemed relevant to its consideration.
In connection with the approval of the Advisory Agreement, the Investment Committee of the Board (consisting of all of the Independent
Trustees) met on October 20 and November 16, 2022 to consider information relevant to the Trustees’ consideration.
The Independent Trustees were represented by independent counsel throughout the process and during executive sessions without management present to consider whether to approve the Advisory Agreement. The Independent Trustees relied on their own business judgment in determining the weight to be given to each factor considered in evaluating the materials that were presented to them. The
Investment Committee’s and Board’s review and conclusions were based on a comprehensive consideration of all information presented to them and were not the result of any single controlling factor. The key factors considered and the conclusions reached are described below.
Nature, Extent and Quality of Services
At the meetings, management presented information describing the services to be furnished to the Fund by the Adviser. The Board received information at the meetings from the Chief Investment Strategist regarding management’s rationale for the proposed new fund.
The Board received information about the characteristics of the proposed fund, including its investment objective, investment strategies

Additional Information
(unaudited)
and proposed benchmark, expected Morningstar category. The Board received information about the qualifications and experience of the proposed managers.
These presentations gave the Board the opportunity to evaluate the portfolio managers’ abilities and the quality of services they would provide to the Fund. The Independent Trustees also met, including in executive session, with and received periodic reports regarding other Thrivent funds from the Trust’s Chief Compliance Officer, the Trust’s independent accounting firm, and representatives from the internal audit department of the Adviser (Business Risk Management) that served to inform the Board about the types of compliance services and programs that would be applied to the Fund.  The Board noted that the Chief Compliance Officer met regularly between quarterly meetings with the Chair of the Ethics and Compliance Committee and the Chairs of other Committees communicated with
Adviser representatives between quarterly meetings.
The Board considered the adequacy of the Adviser’s resources to be used in providing services to the Fund. The Adviser reviewed its process for overseeing its portfolio management teams for all Thrivent funds. In addition, the Adviser noted that its investments in technology and personnel have benefitted other Thrivent funds and discussed continued investments in these resources, which would benefit the Fund. The Board viewed these actions as a positive factor in approving the Advisory Agreement as they demonstrated the
Adviser’s commitment to provide the Fund with quality service.
The Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services to be provided to the Fund by the Adviser supported approval of the Advisory Agreement.
Investment Performance
Because the Fund had not yet commenced operation, the Board could not consider the performance of the Fund. The Board did consider that the proposed portfolio managers for the Fund also manage another Thrivent Fund with a substantially similar investment strategy as the Fund. The Board noted that it would have opportunity to review performance information in connection with future quarterly performance reports and annual reviews of the advisory agreement.
Fees and Fund Expenses
The Board noted that the Adviser will not charge an investment advisory fee to the Fund. The Adviser discussed the fees and expenses that the Fund would incur. The Board considered the fees and expenses to be charged to the Fund and determined that they were reasonable.
Cost of Services, Profitability and Economies of Scale
The Board noted that the Adviser will not charge an investment advisory fee to the Fund and thus concluded that the Adviser’s profitability would not be excessive. The Board did not consider economies of scale because the Fund did not yet have any assets and determined that it would not be a material factor of consideration given that the Adviser is not charging an advisory fee.
Other Benefits to the Adviser and its Affiliates
The Board considered information regarding potential “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an enhanced reputation as an investment adviser which may help in attracting other clients and investment personnel, and the engagement of affiliates as service providers to the Trust. The Board noted that such benefits were difficult to quantify but were consistent with benefits received by other mutual fund advisers.
Based on the factors discussed above, the Investment Committee unanimously recommended approval of the Advisory Agreement, and the Board, including all of the Independent Trustees voting separately, approved the Advisory Agreement.
Supplemental Proxy Information
A special meeting of shareholders of the Funds was held on July 20, 2022 (the “Special Meeting”). The Special Meeting was held to elect individuals to serve on the Funds’ Board of Trustees. Shareholders elected the following ten (10) Trustees at the Special Meeting:
Janice B. Case
Robert J. Chersi

Additional Information
(unaudited)
Arleas Upton Kea
Michael W. Kremenak
Paul R. Laubscher
Robert J. Manilla
James A. Nussle
David S. Royal
James W. Runcie
Constance L. Souders
The results of the shareholders’ election of Trustees were as follows:
Shares Outstanding (as of Record Date): 917,696,085.40
Total Shares Voted: 917,696,085.397
Percentage of Shares Voted: 100.00%
Trustee Vote Total Shares Voted Percentage of
Shares
Voted
Percentage
of Shares
Outstanding
Janice B. Case For: 917,696,085.397 100.00% 100.00%
Withheld: 0.000 0.00% 0.00%
Robert J. Chersi For: 917,696,085.397 100.00% 100.00%
Withheld: 0.000 0.00% 0.00%
Arleas Upton Kea For: 917,696,085.397 100.00% 100.00%
Withheld: 0.000 0.00% 0.00%
Michael W. Kremenak For: 917,696,085.397 100.00% 100.00%
Withheld: 0.000 0.00% 0.00%
Paul R. Laubscher For: 917,696,085.397 100.00% 100.00%
Withheld: 0.000 0.00% 0.00%
Robert J. Manilla For: 917,696,085.397 100.00% 100.00%
Withheld: 0.000 0.00% 0.00%
James A. Nussle For: 917,696,085.397 100.00% 100.00%
Withheld: 0.000 0.00% 0.00%
David S. Royal For: 917,696,085.397 100.00% 100.00%
Withheld: 0.000 0.00% 0.00%
James W. Runcie For: 917,696,085.397 100.00% 100.00%
Withheld: 0.000 0.00% 0.00%
Constance L. Souders For: 917,696,085.397 100.00% 100.00%
Withheld: 0.000 0.00% 0.00%

This report is submitted for the information of shareholders of Thrivent Core Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied
by the current prospectus for Thrivent Core Funds, which
contains more complete information about the Trust,
including investment objectives, risks, charges and
expenses.